2015 Annual Report

RiverSource® Single Premium Variable Life Insurance

This wrapper contains:

•	2015 Annual Report for RiverSource® Single Premium Variable Life Insurance

•	Supplement dated May 1, 2016 for RiverSource® Single Premium Variable Life Insurance Prospectus dated May 1, 2008

S-6199 CA (5/16)	Issued by: RiverSource Life Insurance Company

Prospectus Supplement dated May 1, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 CA (5/16)
RiverSource® Builder Select Variable Annuity	45303 CA (5/16)
RiverSource® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 CA (5/16)
RiverSource® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
RiverSource® Signature One Select Variable Annuity	45301 CA (5/16)
RiverSource® Signature Select Variable Annuity	45300 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)

This supplement describes changes to certain investment options offered under certain variable annuity contracts and life insurance policies (the “Contracts”). Please retain this supplement with your prospectus for future reference.

After the close of business on April 29, 2016, if your contract has:

●  Columbia Variable Portfolio – Income Opportunities (Class 2) and (Class 3);

●   Columbia Variable Portfolio – Select International Equity Fund (Class 2)* and (Class 3);

●   Invesco V.I. Mid Cap Growth Fund, Series II Shares and Series I Shares;

●  Putnam VT Multi-Cap Growth Fund, Class IB Shares and Class IA Shares.

Existing share classes will be exchanged for corresponding shares of the same fund, as shown in the table below.

1

Fund Name	From	To
Columbia Variable Portfolio – Income Opportunities Fund	(Class 2)	(Class 3)
Columbia Variable Portfolio – Select International Equity Fund*	(Class 2)	(Class 3)
Invesco V.I. Mid Cap Growth Fund	Series II Shares	Series I Shares
Putnam VT Multi-Cap Growth Fund	Class IB Shares	Class IA Shares
*	After the close of business on April 29, 2016 Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) and (Class 2) shares of Columbia Variable Portfolio – Select International Equity Fund were exchanged for (Class 3) shares of the fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-34 A (05/16)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account offered through RiverSource® Single Premium Variable Life Insurance sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,329	3,944	2,699	18,449
Receivable for share redemptions	197	13,715	32,863	6,292	1,655
Total assets	640,790	23,207,247	44,531,959	9,761,418	3,647,396

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	189	11,910	23,924	5,025	1,655
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	8	1,805	8,939	1,267	—
Payable for investments purchased	—	4,329	3,944	2,699	18,449
Total liabilities	197	18,044	36,807	8,991	20,104
Net assets applicable to Variable Life contracts in accumulation period	640,519	23,189,203	44,495,152	9,752,427	3,627,204
Net assets applicable to seed money	74	—	—	—	88
Total net assets	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292
(1) Investment shares	56,942	778,684	3,318,058	204,154	510,886
(2) Investments, at cost	$669,185	$19,552,234	$48,295,392	$8,520,922	$5,520,594

Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$8,653,733	$26,725,917	$6,575,190	$7,490,251	$163,708,256
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	265	1,890	3,569	128	4,832
Receivable for share redemptions	4,745	13,817	3,336	3,993	110,678
Total assets	8,658,743	26,741,624	6,582,095	7,494,372	163,823,766

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,572	13,817	3,267	3,967	108,301
Minimum death benefit guarantee risk charge	—	—	—	—	1,017
Contract terminations	173	—	69	26	1,360
Payable for investments purchased	265	1,890	3,569	128	4,832
Total liabilities	5,010	15,707	6,905	4,121	115,510
Net assets applicable to Variable Life contracts in accumulation period	8,653,733	26,725,917	6,575,118	7,490,251	163,708,251
Net assets applicable to seed money	—	—	72	—	5
Total net assets	$8,653,733	$26,725,917	$6,575,190	$7,490,251	$163,708,256
(1) Investment shares	865,373	3,016,469	504,232	3,754,512	7,437,903
(2) Investments, at cost	$8,195,529	$23,939,385	$7,284,431	$7,240,410	$110,361,597

See accompanying notes to financial statements.

2	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$48,319,822	$195,127,358	$37,404,007	$24,190,792	$56,675,820
Dividends receivable	13	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,071	—	4,704	10,729	8,712
Receivable for share redemptions	26,150	153,361	40,901	12,838	93,845
Total assets	48,354,056	195,280,719	37,449,612	24,214,359	56,778,377

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,744	106,650	20,532	12,838	30,394
Minimum death benefit guarantee risk charge	64	—	—	—	—
Contract terminations	342	46,711	20,369	—	63,451
Payable for investments purchased	8,071	—	4,704	10,729	8,712
Total liabilities	34,221	153,361	45,605	23,567	102,557
Net assets applicable to Variable Life contracts in accumulation period	48,319,831	195,127,355	37,404,004	24,190,789	56,675,817
Net assets applicable to seed money	4	3	3	3	3
Total net assets	$48,319,835	$195,127,358	$37,404,007	$24,190,792	$56,675,820
(1) Investment shares	48,319,822	10,104,990	2,754,345	2,739,614	8,786,949
(2) Investments, at cost	$48,316,983	$141,148,478	$41,218,515	$30,213,414	$59,826,175

Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$7,468,426	$15,025,889	$98,135,271	$56,942,823	$65,862,615
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,958	548	6,715	4,204	2,587
Receivable for share redemptions	6,888	15,451	115,093	46,341	158,288
Total assets	7,479,272	15,041,888	98,257,079	56,993,368	66,023,490

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,368	8,663	55,015	30,164	33,631
Minimum death benefit guarantee risk charge	—	—	156	—	—
Contract terminations	2,520	6,788	59,922	16,177	124,657
Payable for investments purchased	3,958	548	6,715	4,204	2,587
Total liabilities	10,846	15,999	121,808	50,545	160,875
Net assets applicable to Variable Life contracts in accumulation period	7,468,422	15,025,886	98,135,267	56,942,820	65,862,611
Net assets applicable to seed money	4	3	4	3	4
Total net assets	$7,468,426	$15,025,889	$98,135,271	$56,942,823	$65,862,615
(1) Investment shares	931,225	1,855,048	9,735,642	4,434,799	4,330,218
(2) Investments, at cost	$8,490,277	$17,442,145	$102,851,553	$36,122,802	$46,724,391

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$283,877,316	$1,840,699	$633,152	$3,244,613	$29,670,611
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,021	1,478	—	—	5,834
Receivable for share redemptions	205,821	919	356	2,055	19,460
Total assets	284,084,158	1,843,096	633,508	3,246,668	29,695,905

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	177,691	906	356	2,055	14,630
Minimum death benefit guarantee risk charge	335	—	—	—	—
Contract terminations	27,795	13	—	—	4,830
Payable for investments purchased	1,021	1,478	—	—	5,834
Total liabilities	206,842	2,397	356	2,055	25,294
Net assets applicable to Variable Life contracts in accumulation period	283,877,312	1,840,623	633,120	3,244,599	29,670,597
Net assets applicable to seed money	4	76	32	14	14
Total net assets	$283,877,316	$1,840,699	$633,152	$3,244,613	$29,670,611
(1) Investment shares	7,903,043	197,925	60,531	302,105	2,628,043
(2) Investments, at cost	$163,772,057	$1,952,899	$639,408	$3,290,446	$30,634,639

Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$22,774,316	$15,978,454	$14,283,532	$75,374,139	$10,114,621
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,216	10,152	910	14,650	1,509
Receivable for share redemptions	13,468	9,006	22,140	49,109	10,200
Total assets	22,793,000	15,997,612	14,306,582	75,437,898	10,126,330

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,468	8,073	8,872	48,687	5,766
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	933	13,268	422	4,434
Payable for investments purchased	5,216	10,152	910	14,650	1,509
Total liabilities	18,684	19,158	23,050	63,759	11,709
Net assets applicable to Variable Life contracts in accumulation period	22,774,302	15,978,451	14,283,529	75,374,136	10,114,618
Net assets applicable to seed money	14	3	3	3	3
Total net assets	$22,774,316	$15,978,454	$14,283,532	$75,374,139	$10,114,621
(1) Investment shares	1,897,860	784,796	819,480	5,550,378	594,628
(2) Investments, at cost	$23,236,547	$11,924,295	$10,935,473	$55,787,452	$8,432,133

See accompanying notes to financial statements.

4	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
Assets
Investments, at fair value(1),(2)	$16,915,523	$24,563,829	$6,453,108	$1,079,101	$23,249,669
Dividends receivable	—	—	—	—	70,167
Accounts receivable from RiverSource Life for contract purchase payments	3,752	317	15,640	98	32,162
Receivable for share redemptions	8,419	25,877	3,556	446	13,334
Total assets	16,927,694	24,590,023	6,472,304	1,079,645	23,365,332

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,419	12,913	3,556	446	13,073
Minimum death benefit guarantee risk charge	—	61	—	—	—
Contract terminations	—	12,903	—	—	261
Payable for investments purchased	3,752	317	15,640	98	102,329
Total liabilities	12,171	26,194	19,196	544	115,663
Net assets applicable to Variable Life contracts in accumulation period	16,915,520	24,563,825	6,453,108	1,079,033	23,249,669
Net assets applicable to seed money	3	4	—	68	—
Total net assets	$16,915,523	$24,563,829	$6,453,108	$1,079,101	$23,249,669
(1) Investment shares	896,424	2,357,373	1,650,411	85,711	2,642,008
(2) Investments, at cost	$12,642,031	$24,427,619	$12,291,648	$1,170,572	$24,560,596

Dec. 31, 2015 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$89,136,957	$29,522,499	$70,262,713	$14,579,180	$49,205,564
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,849	—	19,228	4,273	492
Receivable for share redemptions	57,800	16,369	36,674	7,932	37,130
Total assets	89,219,606	29,538,868	70,318,615	14,591,385	49,243,186

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	48,070	14,229	36,674	7,606	25,728
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,730	2,140	—	326	11,402
Payable for investments purchased	24,849	—	19,228	4,273	492
Total liabilities	82,649	16,369	55,902	12,205	37,622
Net assets applicable to Variable Life contracts in accumulation period	89,136,957	29,522,499	70,262,713	14,579,180	49,205,564
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$89,136,957	$29,522,499	$70,262,713	$14,579,180	$49,205,564
(1) Investment shares	2,680,005	1,592,368	2,207,437	770,977	3,170,462
(2) Investments, at cost	$71,577,368	$27,727,640	$72,148,241	$14,380,142	$49,467,194

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$2,713,034	$20,189,498	$32,366,766	$2,875,745	$90,611,661
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	308	21,501	7,447	497	19,758
Receivable for share redemptions	1,485	11,241	21,021	1,360	47,530
Total assets	2,714,827	20,222,240	32,395,234	2,877,602	90,678,949

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,485	11,241	16,704	1,360	47,529
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	4,317	—	—
Payable for investments purchased	308	21,501	7,447	497	19,758
Total liabilities	1,793	32,742	28,468	1,857	67,287
Net assets applicable to Variable Life contracts in accumulation period	2,712,968	20,189,498	32,366,766	2,875,674	90,611,662
Net assets applicable to seed money	66	—	—	71	—
Total net assets	$2,713,034	$20,189,498	$32,366,766	$2,875,745	$90,611,662
(1) Investment shares	191,059	1,051,536	1,830,699	182,009	6,253,393
(2) Investments, at cost	$3,062,447	$19,973,791	$32,654,146	$3,158,103	$95,430,923

Dec. 31, 2015 (continued)	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$654,702	$42,920,541	$9,885,924	$2,384,590	$9,628,446
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	55	—	132	4,525	498
Receivable for share redemptions	371	42,063	8,100	1,248	5,689
Total assets	655,128	42,962,604	9,894,156	2,390,363	9,634,633

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	363	22,878	5,173	1,248	5,339
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	8	19,185	2,927	—	350
Payable for investments purchased	55	—	132	4,525	498
Total liabilities	426	42,063	8,232	5,773	6,187
Net assets applicable to Variable Life contracts in accumulation period	654,633	42,920,541	9,885,924	2,384,519	9,628,446
Net assets applicable to seed money	69	—	—	71	—
Total net assets	$654,702	$42,920,541	$9,885,924	$2,384,590	$9,628,446
(1) Investment shares	71,787	2,568,554	177,008	236,566	549,883
(2) Investments, at cost	$696,114	$35,346,998	$7,972,394	$2,809,494	$8,311,216

See accompanying notes to financial statements.

6	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$11,424,169	$24,087,784	$7,406,981	$3,736,236	$10,010,049
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	842	391	1,690	—	3,660
Receivable for share redemptions	6,441	13,732	3,732	2,979	9,311
Total assets	11,431,452	24,101,907	7,412,403	3,739,215	10,023,020

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,333	12,749	3,732	1,982	5,693
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	108	983	—	997	3,618
Payable for investments purchased	842	391	1,690	—	3,660
Total liabilities	7,283	14,123	5,422	2,979	12,971
Net assets applicable to Variable Life contracts in accumulation period	11,424,169	24,087,784	7,406,981	3,736,236	10,010,049
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$11,424,169	$24,087,784	$7,406,981	$3,736,236	$10,010,049
(1) Investment shares	490,940	729,049	1,376,762	700,982	531,601
(2) Investments, at cost	$9,541,197	$21,645,481	$6,203,485	$3,515,336	$9,366,460

Dec. 31, 2015 (continued)	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$2,956,297	$15,265,742	$10,592,464	$37,182,652	$2,072,399
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,055	1,101	2,932	3,049	88
Receivable for share redemptions	3,492	55,024	11,770	30,812	841
Total assets	2,960,844	15,321,867	10,607,166	37,216,513	2,073,328

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,557	8,019	5,813	19,732	837
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,935	47,005	5,957	11,080	4
Payable for investments purchased	1,055	1,101	2,932	3,049	88
Total liabilities	4,547	56,125	14,702	33,861	929
Net assets applicable to Variable Life contracts in accumulation period	2,956,232	15,265,742	10,592,464	37,182,652	2,072,326
Net assets applicable to seed money	65	—	—	—	73
Total net assets	$2,956,297	$15,265,742	$10,592,464	$37,182,652	$2,072,399
(1) Investment shares	356,017	1,969,773	350,280	1,335,584	180,052
(2) Investments, at cost	$3,713,489	$12,598,050	$9,670,126	$52,853,614	$2,155,524

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Assets
Investments, at fair value(1),(2)	$30,623,451	$20,554,707	$22,084,518	$11,927,432	$6,997,037
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	2,098	6,714	2,051	3,891
Receivable for share redemptions	19,300	44,445	14,368	6,752	3,825
Total assets	30,642,751	20,601,250	22,105,600	11,936,235	7,004,753

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,940	10,149	12,320	6,752	3,825
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,360	34,296	2,048	—	—
Payable for investments purchased	—	2,098	6,714	2,051	3,891
Total liabilities	19,300	46,543	21,082	8,803	7,716
Net assets applicable to Variable Life contracts in accumulation period	30,623,451	20,554,707	22,084,518	11,927,432	6,997,037
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$30,623,451	$20,554,707	$22,084,518	$11,927,432	$6,997,037
(1) Investment shares	1,888,006	1,422,471	878,112	1,171,653	710,359
(2) Investments, at cost	$33,041,035	$22,201,134	$24,868,023	$10,514,824	$8,381,308

Dec. 31, 2015 (continued)	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$478,298	$16,292,764	$45,706,804	$15,264,622	$17,568,695
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5	1,624	3,330	9,911	9,639
Receivable for share redemptions	278	10,504	27,011	8,677	9,396
Total assets	478,581	16,304,892	45,737,145	15,283,210	17,587,730

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	278	9,074	26,944	8,623	9,396
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,429	67	54	—
Payable for investments purchased	5	1,624	3,330	9,911	9,639
Total liabilities	283	12,127	30,341	18,588	19,035
Net assets applicable to Variable Life contracts in accumulation period	478,228	16,292,765	45,706,804	15,264,622	17,568,695
Net assets applicable to seed money	70	—	—	—	—
Total net assets	$478,298	$16,292,765	$45,706,804	$15,264,622	$17,568,695
(1) Investment shares	50,937	433,433	9,141,361	725,160	1,911,719
(2) Investments, at cost	$512,708	$15,439,356	$49,700,458	$16,038,196	$20,987,850

See accompanying notes to financial statements.

8	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$1,239,687	$26,288,661	$4,770,797	$7,970,838	$602,623
Dividends receivable	3,078	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,015	—	885	—	257
Receivable for share redemptions	560	20,894	2,498	4,076	315
Total assets	1,246,340	26,309,555	4,774,180	7,974,914	603,195

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	561	15,009	2,498	3,503	315
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	5,885	—	573	—
Payable for investments purchased	6,092	—	885	—	257
Total liabilities	6,653	20,894	3,383	4,076	572
Net assets applicable to Variable Life contracts in accumulation period	1,237,665	26,288,661	4,770,797	7,970,838	602,546
Net assets applicable to seed money	2,022	—	—	—	77
Total net assets	$1,239,687	$26,288,661	$4,770,797	$7,970,838	$602,623
(1) Investment shares	117,173	1,308,545	365,019	235,684	124,509
(2) Investments, at cost	$1,311,547	$23,290,020	$4,957,659	$5,640,328	$805,227

Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$181,783,744	$331,220,830	$10,811,213	$15,157,402	$22,196,492
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	88,524	6,147	2,121	—	3,542
Receivable for share redemptions	84,728	198,505	13,695	11,332	13,770
Total assets	181,956,996	331,425,482	10,827,029	15,168,734	22,213,804

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	84,728	196,512	6,093	8,396	13,770
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,993	7,602	2,936	—
Payable for investments purchased	88,524	6,147	2,121	—	3,542
Total liabilities	173,252	204,652	15,816	11,332	17,312
Net assets applicable to Variable Life contracts in accumulation period	181,783,740	331,220,827	10,811,210	15,157,398	22,196,489
Net assets applicable to seed money	4	3	3	4	3
Total net assets	$181,783,744	$331,220,830	$10,811,213	$15,157,402	$22,196,492
(1) Investment shares	11,556,500	21,029,894	2,136,603	1,211,623	1,774,300
(2) Investments, at cost	$157,476,796	$249,233,053	$15,706,572	$14,301,461	$20,083,774

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$325,206,128	$647,973,137	$468,273,693	$1,063,929,091	$50,022,860
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	83,096	14,836	164,774	120,917	7,333
Receivable for share redemptions	273,922	387,621	230,526	638,475	100,356
Total assets	325,563,146	648,375,594	468,668,993	1,064,688,483	50,130,549

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	176,466	386,994	230,526	638,475	28,578
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	97,456	627	—	—	71,778
Payable for investments purchased	83,096	14,836	164,774	120,917	7,333
Total liabilities	357,018	402,457	395,300	759,392	107,689
Net assets applicable to Variable Life contracts in accumulation period	325,206,124	647,973,134	468,273,689	1,063,929,088	50,022,856
Net assets applicable to seed money	4	3	4	3	4
Total net assets	$325,206,128	$647,973,137	$468,273,693	$1,063,929,091	$50,022,860
(1) Investment shares	22,837,509	45,439,911	31,218,246	70,834,160	3,744,226
(2) Investments, at cost	$276,718,491	$502,442,027	$400,545,146	$800,160,742	$44,257,818

Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$77,811,086	$194,951	$507,961	$13,539,863	$5,641,494
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,328	24	24	6,942	—
Receivable for share redemptions	102,520	99	286	6,794	4,968
Total assets	77,925,934	195,074	508,271	13,553,599	5,646,462

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	45,582	99	286	6,794	3,146
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	56,938	—	—	—	1,822
Payable for investments purchased	12,328	24	24	6,942	—
Total liabilities	114,848	123	310	13,736	4,968
Net assets applicable to Variable Life contracts in accumulation period	77,811,083	194,800	507,884	13,539,860	5,641,491
Net assets applicable to seed money	3	151	77	3	3
Total net assets	$77,811,086	$194,951	$507,961	$13,539,863	$5,641,494
(1) Investment shares	5,815,477	20,564	54,038	656,001	366,807
(2) Investments, at cost	$64,951,709	$203,306	$530,034	$11,596,459	$4,276,335

See accompanying notes to financial statements.

10	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$5,666,828	$85,634,614	$94,274,241	$7,840,370	$21,579,449
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,654	463	8,904	723	1,988
Receivable for share redemptions	3,128	52,140	48,760	4,099	30,899
Total assets	5,676,610	85,687,217	94,331,905	7,845,192	21,612,336

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,128	45,854	48,760	4,099	11,053
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	6,286	—	—	19,846
Payable for investments purchased	6,654	463	8,904	723	1,988
Total liabilities	9,782	52,603	57,664	4,822	32,887
Net assets applicable to Variable Life contracts in accumulation period	5,666,825	85,634,611	94,274,238	7,840,370	21,579,449
Net assets applicable to seed money	3	3	3	—	—
Total net assets	$5,666,828	$85,634,614	$94,274,241	$7,840,370	$21,579,449
(1) Investment shares	303,689	3,253,595	2,969,267	424,492	4,458,564
(2) Investments, at cost	$4,965,210	$94,296,224	$97,164,335	$6,846,831	$21,954,554

Dec. 31, 2015 (continued)				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)				$14,034,911	$15,861,252
Dividends receivable				—	—
Accounts receivable from RiverSource Life for contract purchase payments				250	4,414
Receivable for share redemptions				17,929	15,170
Total assets				14,053,090	15,880,836

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee				7,482	8,092
Minimum death benefit guarantee risk charge				—	—
Contract terminations				10,447	7,078
Payable for investments purchased				250	4,414
Total liabilities				18,179	19,584
Net assets applicable to Variable Life contracts in accumulation period				14,034,911	15,861,252
Net assets applicable to seed money				—	—
Total net assets				$14,034,911	$15,861,252
(1) Investment shares				560,276	1,852,950
(2) Investments, at cost				$11,836,262	$16,784,886

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$4,252	$285,494	$1,040,392	$—	$32,796
Variable account expenses	2,079	153,024	307,981	42,921	21,760
Investment income (loss) — net	2,173	132,470	732,411	(42,921)	11,036

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	179,298	6,560,046	9,325,306	1,128,644	784,727
Cost of investments sold	175,258	5,007,670	9,938,566	868,597	941,215
Net realized gain (loss) on sales of investments	4,040	1,552,376	(613,260)	260,047	(156,488)
Distributions from capital gains	11,241	—	—	624,455	86,948
Net change in unrealized appreciation or depreciation of investments	(39,814)	(1,494,591)	703,874	(227,474)	(1,775,914)
Net gain (loss) on investments	(24,533)	57,785	90,614	657,028	(1,845,454)
Net increase (decrease) in net assets resulting from operations	$(22,360)	$190,255	$823,025	$614,107	$(1,834,418)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$19,177	$568,904	$60,473	$9,077	$—
Variable account expenses	58,976	184,816	22,225	51,285	1,322,753
Investment income (loss) — net	(39,799)	384,088	38,248	(42,208)	(1,322,753)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,023,653	8,066,485	660,265	1,539,881	15,687,524
Cost of investments sold	1,698,417	6,356,148	704,390	1,420,942	10,443,875
Net realized gain (loss) on sales of investments	325,236	1,710,337	(44,125)	118,939	5,243,649
Distributions from capital gains	—	—	379,117	32,648	—
Net change in unrealized appreciation or depreciation of investments	(301,685)	(3,446,436)	(567,564)	(332,379)	(2,380,405)
Net gain (loss) on investments	23,551	(1,736,099)	(232,572)	(180,792)	2,863,244
Net increase (decrease) in net assets resulting from operations	$(16,248)	$(1,352,011)	$(194,324)	$(223,000)	$1,540,491

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Investment income
Dividend income	$4,931	$—	$53,442	$—	$3,761,505
Variable account expenses	315,596	1,386,228	282,054	177,440	400,992
Investment income (loss) — net	(310,665)	(1,386,228)	(228,612)	(177,440)	3,360,513

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,508,756	40,163,703	8,318,182	6,746,313	12,846,163
Cost of investments sold	16,507,010	27,161,444	8,133,575	7,703,397	12,486,693
Net realized gain (loss) on sales of investments	1,746	13,002,259	184,607	(957,084)	359,470
Distributions from capital gains	—	—	1,180,637	2,284,005	—
Net change in unrealized appreciation or depreciation of investments	(1,745)	(18,895,239)	(5,213,420)	(2,973,561)	(4,658,749)
Net gain (loss) on investments	1	(5,892,980)	(3,848,176)	(1,646,640)	(4,299,279)
Net increase (decrease) in net assets resulting from operations	$(310,664)	$(7,279,208)	$(4,076,788)	$(1,824,080)	$(938,766)

See accompanying notes to financial statements.

12	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$748,237	$1,467,402	$1,386,947	$—	$—
Variable account expenses	56,679	112,211	704,994	348,151	406,001
Investment income (loss) — net	691,558	1,355,191	681,953	(348,151)	(406,001)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,969,437	4,654,371	18,279,958	7,287,685	9,608,074
Cost of investments sold	2,086,827	4,957,044	18,771,955	4,310,957	6,446,493
Net realized gain (loss) on sales of investments	(117,390)	(302,673)	(491,997)	2,976,728	3,161,581
Distributions from capital gains	73,177	142,587	315,975	—	—
Net change in unrealized appreciation or depreciation of investments	(782,448)	(1,421,822)	(969,954)	1,574,047	(2,609,912)
Net gain (loss) on investments	(826,661)	(1,581,908)	(1,145,976)	4,550,775	551,669
Net increase (decrease) in net assets resulting from operations	$(135,103)	$(226,717)	$(464,023)	$4,202,624	$145,668

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$74,204	$—	$—	$—
Variable account expenses	2,191,434	8,726	2,561	23,151	163,804
Investment income (loss) — net	(2,191,434)	65,478	(2,561)	(23,151)	(163,804)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,008,965	745,440	598,769	555,720	5,939,692
Cost of investments sold	17,149,151	767,523	593,440	547,565	5,927,521
Net realized gain (loss) on sales of investments	12,859,814	(22,083)	5,329	8,155	12,171
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,365,552)	(100,902)	(12,469)	(72,385)	(1,181,262)
Net gain (loss) on investments	2,494,262	(122,985)	(7,140)	(64,230)	(1,169,091)
Net increase (decrease) in net assets resulting from operations	$302,828	$(57,507)	$(9,701)	$(87,381)	$(1,332,895)

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$732,898	$—
Variable account expenses	139,542	90,801	113,286	608,925	85,266
Investment income (loss) — net	(139,542)	(90,801)	(113,286)	123,973	(85,266)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,219,305	2,153,190	3,609,636	9,862,191	5,791,358
Cost of investments sold	4,192,365	1,453,219	2,545,555	6,957,703	4,494,935
Net realized gain (loss) on sales of investments	26,940	699,971	1,064,081	2,904,488	1,296,423
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(632,617)	74,101	(1,802,693)	405,234	(1,868,390)
Net gain (loss) on investments	(605,677)	774,072	(738,612)	3,309,722	(571,967)
Net increase (decrease) in net assets resulting from operations	$(745,219)	$683,271	$(851,898)	$3,433,695	$(657,233)
See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
Investment income
Dividend income	$—	$745,774	$—	$26,767	$833,330
Variable account expenses	115,780	166,153	51,662	5,212	165,416
Investment income (loss) — net	(115,780)	579,621	(51,662)	21,555	667,914

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,865,857	5,362,197	1,773,090	405,864	7,366,320
Cost of investments sold	3,265,950	5,226,029	3,003,400	420,375	7,476,521
Net realized gain (loss) on sales of investments	1,599,907	136,168	(1,230,310)	(14,511)	(110,201)
Distributions from capital gains	—	60,204	—	2,155	—
Net change in unrealized appreciation or depreciation of investments	(2,103,758)	(606,248)	(951,483)	(88,723)	(914,304)
Net gain (loss) on investments	(503,851)	(409,876)	(2,181,793)	(101,079)	(1,024,505)
Net increase (decrease) in net assets resulting from operations	$(619,631)	$169,745	$(2,233,455)	$(79,524)	$(356,591)

Year ended Dec. 31, 2015 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Investment income
Dividend income	$737,673	$583,885	$187,348	$169,735	$1,675,067
Variable account expenses	598,213	185,469	488,527	96,312	328,753
Investment income (loss) — net	139,460	398,416	(301,179)	73,423	1,346,314

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,675,005	7,699,722	18,308,222	3,668,319	9,532,077
Cost of investments sold	10,774,979	5,723,658	16,352,590	3,389,979	10,646,430
Net realized gain (loss) on sales of investments	3,900,026	1,976,064	1,955,632	278,340	(1,114,353)
Distributions from capital gains	8,358,057	1,595,278	9,174,507	15,021	—
Net change in unrealized appreciation or depreciation of investments	(12,538,965)	(4,919,944)	(12,359,705)	32,425	(287,183)
Net gain (loss) on investments	(280,882)	(1,348,602)	(1,229,566)	325,786	(1,401,536)
Net increase (decrease) in net assets resulting from operations	$(141,422)	$(950,186)	$(1,530,745)	$399,209	$(55,222)

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$160,982	$679,358	$229,196	$177,246	$398,982
Variable account expenses	21,162	149,304	227,277	14,021	652,765
Investment income (loss) — net	139,820	530,054	1,919	163,225	(253,783)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,322,848	4,742,632	8,107,385	596,403	18,499,878
Cost of investments sold	1,420,222	3,878,261	6,634,330	645,916	16,293,617
Net realized gain (loss) on sales of investments	(97,374)	864,371	1,473,055	(49,513)	2,206,261
Distributions from capital gains	—	1,498,940	5,271,178	11,512	7,216,001
Net change in unrealized appreciation or depreciation of investments	(297,900)	(4,100,816)	(9,615,543)	(260,237)	(19,210,738)
Net gain (loss) on investments	(395,274)	(1,737,505)	(2,871,310)	(298,238)	(9,788,476)
Net increase (decrease) in net assets resulting from operations	$(255,454)	$(1,207,451)	$(2,869,391)	$(135,013)	$(10,042,259)

See accompanying notes to financial statements.

14	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$12,504	$601,887	$—	$97,730	$182,571
Variable account expenses	2,487	287,572	65,788	13,161	71,705
Investment income (loss) — net	10,017	314,315	(65,788)	84,569	110,866

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	119,487	8,599,008	2,985,976	758,358	3,068,819
Cost of investments sold	122,589	6,234,601	2,170,908	800,569	2,420,619
Net realized gain (loss) on sales of investments	(3,102)	2,364,407	815,068	(42,211)	648,200
Distributions from capital gains	997	2,702,368	54,989	220,323	30,151
Net change in unrealized appreciation or depreciation of investments	(35,986)	(5,735,023)	(396,161)	(408,064)	(1,511,969)
Net gain (loss) on investments	(38,091)	(668,248)	473,896	(229,952)	(833,618)
Net increase (decrease) in net assets resulting from operations	$(28,074)	$(353,933)	$408,108	$(145,383)	$(722,752)

Year ended Dec. 31, 2015 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$181,540	$332,503	$—	$—	$—
Variable account expenses	71,068	162,344	46,466	26,175	62,183
Investment income (loss) — net	110,472	170,159	(46,466)	(26,175)	(62,183)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,500,328	4,333,508	1,288,004	1,274,103	1,543,906
Cost of investments sold	1,935,378	3,629,645	948,554	974,874	1,295,951
Net realized gain (loss) on sales of investments	564,950	703,863	339,450	299,229	247,955
Distributions from capital gains	—	—	595,454	304,289	947,313
Net change in unrealized appreciation or depreciation of investments	(533,699)	(1,727,556)	(838,030)	(565,310)	(627,459)
Net gain (loss) on investments	31,251	(1,023,693)	96,874	38,208	567,809
Net increase (decrease) in net assets resulting from operations	$141,723	$(853,534)	$50,408	$12,033	$505,626

Year ended Dec. 31, 2015 (continued)	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$9,486	$—	$47,181	$214,985	$—
Variable account expenses	16,089	90,193	70,142	268,279	7,057
Investment income (loss) — net	(6,603)	(90,193)	(22,961)	(53,294)	(7,057)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	386,418	2,146,289	2,272,014	7,622,401	366,591
Cost of investments sold	447,229	1,535,722	1,783,259	9,484,482	377,422
Net realized gain (loss) on sales of investments	(60,811)	610,567	488,755	(1,862,081)	(10,831)
Distributions from capital gains	455,495	1,990,200	1,913,030	1,275,847	47,915
Net change in unrealized appreciation or depreciation of investments	(691,993)	(1,958,018)	(1,951,256)	(3,135,080)	(58,186)
Net gain (loss) on investments	(297,309)	642,749	450,529	(3,721,314)	(21,102)
Net increase (decrease) in net assets resulting from operations	$(303,912)	$552,556	$427,568	$(3,774,608)	$(28,159)

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl(1)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Investment income
Dividend income	$147,685	$—	$1,090,053	$280,251	$—
Variable account expenses	150,400	132,754	189,624	85,095	54,757
Investment income (loss) — net	(2,715)	(132,754)	900,429	195,156	(54,757)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,737,144	4,028,740	9,207,195	2,732,161	2,855,303
Cost of investments sold	3,840,637	3,935,053	8,279,635	2,230,509	3,047,916
Net realized gain (loss) on sales of investments	(103,493)	93,687	927,560	501,652	(192,613)
Distributions from capital gains	1,864,917	746,836	1,913,163	—	1,416,126
Net change in unrealized appreciation or depreciation of investments	(2,417,584)	(1,229,155)	(7,975,231)	(943,236)	(1,684,346)
Net gain (loss) on investments	(656,160)	(388,632)	(5,134,508)	(441,584)	(460,833)
Net increase (decrease) in net assets resulting from operations	$(658,875)	$(521,386)	$(4,234,079)	$(246,428)	$(515,590)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

Year ended Dec. 31, 2015 (continued)	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$—	$171,496	$2,735,544	$100,489	$654,989
Variable account expenses	2,787	106,326	349,446	106,958	141,853
Investment income (loss) — net	(2,787)	65,170	2,386,098	(6,469)	513,136

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	133,149	2,081,808	9,493,362	2,473,050	9,068,199
Cost of investments sold	132,729	1,844,405	9,734,385	2,315,007	9,786,171
Net realized gain (loss) on sales of investments	420	237,403	(241,023)	158,043	(717,972)
Distributions from capital gains	5,173	1,056,601	—	2,327,416	—
Net change in unrealized appreciation or depreciation of investments	(35,029)	(1,055,589)	(3,642,143)	(3,598,406)	(1,837,123)
Net gain (loss) on investments	(29,436)	238,415	(3,883,166)	(1,112,947)	(2,555,095)
Net increase (decrease) in net assets resulting from operations	$(32,223)	$303,585	$(1,497,068)	$(1,119,416)	$(2,041,959)

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$52,645	$1,540,586	$52,276	$138,760	$—
Variable account expenses	5,162	151,111	29,240	43,923	3,199
Investment income (loss) — net	47,483	1,389,475	23,036	94,837	(3,199)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	384,467	2,478,776	990,569	1,487,116	145,725
Cost of investments sold	384,505	2,053,083	976,477	1,040,611	168,580
Net realized gain (loss) on sales of investments	(38)	425,693	14,092	446,505	(22,855)
Distributions from capital gains	13,257	—	—	—	1,929
Net change in unrealized appreciation or depreciation of investments	(71,871)	(816,818)	(110,004)	(589,957)	(153,918)
Net gain (loss) on investments	(58,652)	(391,125)	(95,912)	(143,452)	(174,844)
Net increase (decrease) in net assets resulting from operations	$(11,169)	$998,350	$(72,876)	$(48,615)	$(178,043)

See accompanying notes to financial statements.

16	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Investment income
Dividend income	$—	$—	$4,332,818	$—	$—
Variable account expenses	1,003,644	2,446,837	79,492	101,682	165,193
Investment income (loss) — net	(1,003,644)	(2,446,837)	4,253,326	(101,682)	(165,193)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,699,977	49,878,486	2,863,210	5,224,039	5,944,644
Cost of investments sold	15,005,636	34,480,957	3,459,588	4,811,579	5,252,752
Net realized gain (loss) on sales of investments	3,694,341	15,397,529	(596,378)	412,460	691,892
Distributions from capital gains	—	—	1,026,264	—	—
Net change in unrealized appreciation or depreciation of investments	(5,282,077)	(17,732,729)	(4,910,901)	(412,641)	(687,918)
Net gain (loss) on investments	(1,587,736)	(2,335,200)	(4,481,015)	(181)	3,974
Net increase (decrease) in net assets resulting from operations	$(2,591,380)	$(4,782,037)	$(227,689)	$(101,863)	$(161,219)

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,188,598	4,880,506	2,799,427	7,991,548	364,956
Investment income (loss) — net	(2,188,598)	(4,880,506)	(2,799,427)	(7,991,548)	(364,956)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	40,959,432	96,235,524	39,633,558	136,946,804	15,125,255
Cost of investments sold	33,712,366	70,963,587	32,011,053	94,614,820	13,256,043
Net realized gain (loss) on sales of investments	7,247,066	25,271,937	7,622,505	42,331,984	1,869,212
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,995,385)	(28,361,096)	(11,471,164)	(50,307,949)	(1,918,386)
Net gain (loss) on investments	(1,748,319)	(3,089,159)	(3,848,659)	(7,975,965)	(49,174)
Net increase (decrease) in net assets resulting from operations	$(3,936,917)	$(7,969,665)	$(6,648,086)	$(15,967,513)	$(414,130)

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
Investment income
Dividend income	$—	$5,274	$11,746	$—	$—
Variable account expenses	603,705	907	2,491	93,493	38,344
Investment income (loss) — net	(603,705)	4,367	9,255	(93,493)	(38,344)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23,450,696	49,722	57,176	3,982,466	1,203,418
Cost of investments sold	19,061,233	50,276	58,395	2,526,621	859,624
Net realized gain (loss) on sales of investments	4,389,463	(554)	(1,219)	1,455,845	343,794
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,451,161)	(8,228)	(20,714)	(2,869,553)	(323,204)
Net gain (loss) on investments	(61,698)	(8,782)	(21,933)	(1,413,708)	20,590
Net increase (decrease) in net assets resulting from operations	$(665,403)	$(4,415)	$(12,678)	$(1,507,201)	$(17,754)

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$—	$1,303,587	$—	$85,958	$869,113
Variable account expenses	29,331	583,978	637,381	55,258	130,257
Investment income (loss) — net	(29,331)	719,609	(637,381)	30,700	738,856

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	968,975	14,231,257	18,426,916	3,300,576	2,214,800
Cost of investments sold	733,442	13,766,089	15,643,640	2,592,462	2,056,128
Net realized gain (loss) on sales of investments	235,533	465,168	2,783,276	708,114	158,672
Distributions from capital gains	—	7,831,097	16,577,270	—	—
Net change in unrealized appreciation or depreciation of investments	(288,998)	(9,403,329)	(19,638,089)	(701,210)	(831,044)
Net gain (loss) on investments	(53,465)	(1,107,064)	(277,543)	6,904	(672,372)
Net increase (decrease) in net assets resulting from operations	$(82,796)	$(387,455)	$(914,924)	$37,604	$66,484

Year ended Dec. 31, 2015 (continued)				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income				$20,158	$—
Variable account expenses				101,067	96,855
Investment income (loss) — net				(80,909)	(96,855)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				3,915,179	2,871,534
Cost of investments sold				2,763,497	2,494,749
Net realized gain (loss) on sales of investments				1,151,682	376,785
Distributions from capital gains				1,613,823	1,919,558
Net change in unrealized appreciation or depreciation of investments				(3,215,609)	(2,950,473)
Net gain (loss) on investments				(450,104)	(654,130)
Net increase (decrease) in net assets resulting from operations				$(531,013)	$(750,985)

See accompanying notes to financial statements.

18	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,173	$132,470	$732,411	$(42,921)	$11,036
Net realized gain (loss) on sales of investments	4,040	1,552,376	(613,260)	260,047	(156,488)
Distributions from capital gains	11,241	—	—	624,455	86,948
Net change in unrealized appreciation or depreciation of investments	(39,814)	(1,494,591)	703,874	(227,474)	(1,775,914)
Net increase (decrease) in net assets resulting from operations	(22,360)	190,255	823,025	614,107	(1,834,418)

Contract transactions
Contract purchase payments	18,630	1,224,808	3,355,809	493,471	326,736
Net transfers(1)	34,021	(984,138)	(79,872)	4,031,743	2,131,903
Transfers for policy loans	132,992	(255,810)	(191,880)	(110,127)	22,939
Policy charges	(4,463)	(583,660)	(1,429,378)	(144,625)	(90,141)
Contract terminations:
Surrender benefits	(4,215)	(1,312,510)	(2,918,330)	(247,294)	(162,175)
Death benefits	—	—	(654)	—	—
Increase (decrease) from contract transactions	176,965	(1,911,310)	(1,264,305)	4,023,168	2,229,262
Net assets at beginning of year	485,988	24,910,258	44,936,432	5,115,152	3,232,448
Net assets at end of year	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292

Accumulation unit activity
Units outstanding at beginning of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208
Contract purchase payments	17,539	584,523	2,061,101	272,332	384,500
Net transfers(1)	32,740	(669,601)	20,853	2,005,327	2,523,217
Transfers for policy loans	122,096	(119,351)	(144,148)	(57,292)	24,511
Policy charges	(4,300)	(278,883)	(875,766)	(76,964)	(107,149)
Contract terminations:
Surrender benefits	(4,178)	(585,041)	(1,762,697)	(104,271)	(194,784)
Death benefits	—	—	(360)	—	—
Units outstanding at end of year	645,604	10,896,231	28,186,734	4,798,971	5,851,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$(39,799)	$384,088	$38,248	$(42,208)	$(1,322,753)
Net realized gain (loss) on sales of investments	325,236	1,710,337	(44,125)	118,939	5,243,649
Distributions from capital gains	—	—	379,117	32,648	—
Net change in unrealized appreciation or depreciation of investments	(301,685)	(3,446,436)	(567,564)	(332,379)	(2,380,405)
Net increase (decrease) in net assets resulting from operations	(16,248)	(1,352,011)	(194,324)	(223,000)	1,540,491

Contract transactions
Contract purchase payments	587,884	1,701,649	654,291	354,769	8,937,733
Net transfers(1)	190,584	(1,051,306)	4,845,881	(71,527)	5,236,704
Transfers for policy loans	(122,814)	(482,642)	(8,474)	(19,008)	(524,487)
Policy charges	(275,124)	(766,394)	(89,703)	(232,835)	(10,899,604)
Contract terminations:
Surrender benefits	(433,199)	(1,722,150)	(67,623)	(461,318)	(9,431,892)
Death benefits	—	—	—	—	(306,785)
Increase (decrease) from contract transactions	(52,669)	(2,320,843)	5,334,372	(429,919)	(6,988,331)
Net assets at beginning of year	8,722,650	30,398,771	1,435,142	8,143,170	169,156,096
Net assets at end of year	$8,653,733	$26,725,917	$6,575,190	$7,490,251	$163,708,256

Accumulation unit activity
Units outstanding at beginning of year	5,876,782	16,398,880	1,346,791	4,583,391	99,005,892
Contract purchase payments	390,202	954,581	608,979	201,329	5,255,361
Net transfers(1)	449,707	643,438	4,796,160	(102,266)	2,754,944
Transfers for policy loans	(79,023)	(257,600)	(8,714)	(8,535)	(267,848)
Policy charges	(183,284)	(439,862)	(82,583)	(130,400)	(6,474,494)
Contract terminations:
Surrender benefits	(291,037)	(1,060,132)	(68,963)	(248,263)	(5,497,090)
Death benefits	—	—	—	—	(175,001)
Units outstanding at end of year	6,163,347	16,239,305	6,591,670	4,295,256	94,601,764

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(310,665)	$(1,386,228)	$(228,612)	$(177,440)	$3,360,513
Net realized gain (loss) on sales of investments	1,746	13,002,259	184,607	(957,084)	359,470
Distributions from capital gains	—	—	1,180,637	2,284,005	—
Net change in unrealized appreciation or depreciation of investments	(1,745)	(18,895,239)	(5,213,420)	(2,973,561)	(4,658,749)
Net increase (decrease) in net assets resulting from operations	(310,664)	(7,279,208)	(4,076,788)	(1,824,080)	(938,766)

Contract transactions
Contract purchase payments	8,852,711	10,689,650	2,812,394	1,471,588	2,729,811
Net transfers(1)	212,688	(13,520,607)	(1,993,534)	(2,752,364)	(2,626,610)
Transfers for policy loans	892,436	(1,390,402)	(253,935)	1,054	(573,777)
Policy charges	(6,020,812)	(6,842,983)	(1,240,325)	(968,197)	(2,083,844)
Contract terminations:
Surrender benefits	(6,944,826)	(11,851,821)	(2,622,953)	(1,612,053)	(3,827,855)
Death benefits	(715,004)	(21,425)	(498)	(3,755)	(18,325)
Increase (decrease) from contract transactions	(3,722,807)	(22,937,588)	(3,298,851)	(3,863,727)	(6,400,600)
Net assets at beginning of year	52,353,306	225,344,154	44,779,646	29,878,599	64,015,186
Net assets at end of year	$48,319,835	$195,127,358	$37,404,007	$24,190,792	$56,675,820

Accumulation unit activity
Units outstanding at beginning of year	50,424,329	97,068,330	21,007,858	20,659,550	29,828,093
Contract purchase payments	8,539,579	4,706,372	1,335,007	1,020,861	1,263,566
Net transfers(1)	457,438	(4,749,921)	(14,410)	(898,672)	(353,375)
Transfers for policy loans	861,084	(648,055)	(153,059)	(14,276)	(301,531)
Policy charges	(5,770,406)	(2,999,014)	(584,414)	(673,402)	(960,656)
Contract terminations:
Surrender benefits	(6,637,708)	(5,288,927)	(1,367,163)	(1,196,142)	(1,818,648)
Death benefits	(664,098)	(9,022)	(237)	(2,455)	(7,944)
Units outstanding at end of year	47,210,218	88,079,763	20,223,582	18,895,464	27,649,505

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$691,558	$1,355,191	$681,953	$(348,151)	$(406,001)
Net realized gain (loss) on sales of investments	(117,390)	(302,673)	(491,997)	2,976,728	3,161,581
Distributions from capital gains	73,177	142,587	315,975	—	—
Net change in unrealized appreciation or depreciation of investments	(782,448)	(1,421,822)	(969,954)	1,574,047	(2,609,912)
Net increase (decrease) in net assets resulting from operations	(135,103)	(226,717)	(464,023)	4,202,624	145,668

Contract transactions
Contract purchase payments	494,982	736,227	5,673,789	2,302,340	3,696,718
Net transfers(1)	(692,964)	(914,326)	(3,268,852)	5,407,342	4,206,035
Transfers for policy loans	(88,460)	(259,248)	(156,174)	(143,430)	(229,221)
Policy charges	(247,552)	(522,879)	(5,211,380)	(1,548,969)	(1,838,074)
Contract terminations:
Surrender benefits	(352,283)	(931,201)	(6,092,797)	(3,173,858)	(4,307,546)
Death benefits	—	—	(27,756)	(36,068)	(30,433)
Increase (decrease) from contract transactions	(886,277)	(1,891,427)	(9,083,170)	2,807,357	1,497,479
Net assets at beginning of year	8,489,806	17,144,033	107,682,464	49,932,842	64,219,468
Net assets at end of year	$7,468,426	$15,025,889	$98,135,271	$56,942,823	$65,862,615

Accumulation unit activity
Units outstanding at beginning of year	9,086,883	9,497,056	68,032,446	37,146,747	32,684,925
Contract purchase payments	506,669	401,663	3,545,104	1,645,885	2,022,173
Net transfers(1)	(736,888)	(496,017)	(412,167)	678,379	1,566,979
Transfers for policy loans	(93,373)	(138,532)	(122,772)	(35,391)	(48,461)
Policy charges	(258,841)	(283,600)	(3,202,159)	(1,070,465)	(963,359)
Contract terminations:
Surrender benefits	(373,136)	(561,225)	(3,910,644)	(1,920,567)	(2,115,188)
Death benefits	—	—	(16,309)	(39,999)	(17,569)
Units outstanding at end of year	8,131,314	8,419,345	63,913,499	36,404,589	33,129,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(2,191,434)	$65,478	$(2,561)	$(23,151)	$(163,804)
Net realized gain (loss) on sales of investments	12,859,814	(22,083)	5,329	8,155	12,171
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,365,552)	(100,902)	(12,469)	(72,385)	(1,181,262)
Net increase (decrease) in net assets resulting from operations	302,828	(57,507)	(9,701)	(87,381)	(1,332,895)

Contract transactions
Contract purchase payments	15,447,084	123,025	24,562	147,112	2,575,947
Net transfers(1)	(1,636,439)	1,160,403	325,786	796,739	10,170,167
Transfers for policy loans	(1,137,525)	(891)	(21,034)	(18,499)	29,751
Policy charges	(17,422,001)	(29,165)	(10,645)	(107,514)	(421,853)
Contract terminations:
Surrender benefits	(17,963,828)	(179,009)	(50,132)	(26,770)	(572,042)
Death benefits	(145,620)	—	—	—	—
Increase (decrease) from contract transactions	(22,858,329)	1,074,363	268,537	791,068	11,781,970
Net assets at beginning of year	306,432,817	823,843	374,316	2,540,926	19,221,536
Net assets at end of year	$283,877,316	$1,840,699	$633,152	$3,244,613	$29,670,611

Accumulation unit activity
Units outstanding at beginning of year	194,264,207	865,627	370,996	2,518,850	19,054,677
Contract purchase payments	9,735,544	125,617	24,121	145,422	2,566,888
Net transfers(1)	(2,041,983)	1,215,420	325,966	787,455	9,966,631
Transfers for policy loans	(522,535)	(897)	(20,943)	(18,367)	13,283
Policy charges	(11,674,061)	(30,528)	(10,624)	(106,752)	(419,958)
Contract terminations:
Surrender benefits	(11,209,247)	(189,542)	(50,413)	(26,343)	(579,774)
Death benefits	(102,578)	—	—	—	—
Units outstanding at end of year	178,449,347	1,985,697	639,103	3,300,265	30,601,747

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(139,542)	$(90,801)	$(113,286)	$123,973	$(85,266)
Net realized gain (loss) on sales of investments	26,940	699,971	1,064,081	2,904,488	1,296,423
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(632,617)	74,101	(1,802,693)	405,234	(1,868,390)
Net increase (decrease) in net assets resulting from operations	(745,219)	683,271	(851,898)	3,433,695	(657,233)

Contract transactions
Contract purchase payments	1,199,945	783,167	774,834	4,229,309	556,426
Net transfers(1)	7,340,814	1,673,765	(470,202)	(481,568)	(3,195,229)
Transfers for policy loans	(53,921)	(153,333)	(222,494)	(293,840)	(214,828)
Policy charges	(497,186)	(510,354)	(339,365)	(4,182,554)	(276,696)
Contract terminations:
Surrender benefits	(938,968)	(950,142)	(770,357)	(5,102,349)	(571,648)
Death benefits	—	(859)	(958)	(60,583)	—
Increase (decrease) from contract transactions	7,050,684	842,244	(1,028,542)	(5,891,585)	(3,701,975)
Net assets at beginning of year	16,468,851	14,452,939	16,163,972	77,832,029	14,473,829
Net assets at end of year	$22,774,316	$15,978,454	$14,283,532	$75,374,139	$10,114,621

Accumulation unit activity
Units outstanding at beginning of year	16,303,124	6,278,728	7,433,822	65,469,309	6,745,871
Contract purchase payments	1,193,584	324,003	373,666	3,330,607	277,238
Net transfers(1)	7,245,251	642,701	(269,060)	(1,168,230)	(1,540,019)
Transfers for policy loans	(50,426)	(66,683)	(107,548)	(219,757)	(84,456)
Policy charges	(493,220)	(212,302)	(160,635)	(3,412,413)	(136,243)
Contract terminations:
Surrender benefits	(916,975)	(378,998)	(334,493)	(3,941,418)	(272,319)
Death benefits	—	(428)	(523)	(48,441)	—
Units outstanding at end of year	23,281,338	6,587,021	6,935,229	60,009,657	4,990,072

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
Operations
Investment income (loss) — net	$(115,780)	$579,621	$(51,662)	$21,555	$667,914
Net realized gain (loss) on sales of investments	1,599,907	136,168	(1,230,310)	(14,511)	(110,201)
Distributions from capital gains	—	60,204	—	2,155	—
Net change in unrealized appreciation or depreciation of investments	(2,103,758)	(606,248)	(951,483)	(88,723)	(914,304)
Net increase (decrease) in net assets resulting from operations	(619,631)	169,745	(2,233,455)	(79,524)	(356,591)

Contract transactions
Contract purchase payments	833,745	1,755,976	542,660	114,171	1,201,618
Net transfers(1)	(1,280,771)	(1,359,716)	(73,591)	201,572	(2,236,467)
Transfers for policy loans	(179,543)	(122,911)	(19,275)	(12,698)	(306,895)
Policy charges	(594,517)	(1,507,601)	(200,520)	(22,194)	(591,655)
Contract terminations:
Surrender benefits	(1,399,695)	(1,624,353)	(454,828)	(13,017)	(1,497,979)
Death benefits	(22,411)	(3,171)	(286)	—	(37,548)
Increase (decrease) from contract transactions	(2,643,192)	(2,861,776)	(205,840)	267,834	(3,468,926)
Net assets at beginning of year	20,178,346	27,255,860	8,892,403	890,791	27,075,186
Net assets at end of year	$16,915,523	$24,563,829	$6,453,108	$1,079,101	$23,249,669

Accumulation unit activity
Units outstanding at beginning of year	7,369,366	22,311,182	12,203,604	883,529	19,659,953
Contract purchase payments	296,426	1,432,869	867,647	112,714	907,532
Net transfers(1)	(522,291)	(805,840)	(358,951)	210,080	(1,694,068)
Transfers for policy loans	(49,493)	(105,358)	(38,173)	(13,638)	(210,976)
Policy charges	(213,791)	(1,205,572)	(311,073)	(22,151)	(433,514)
Contract terminations:
Surrender benefits	(517,308)	(1,329,048)	(662,517)	(13,270)	(1,084,271)
Death benefits	(8,825)	(2,302)	(622)	—	(30,845)
Units outstanding at end of year	6,354,084	20,295,931	11,699,915	1,157,264	17,113,811

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$139,460	$398,416	$(301,179)	$73,423	$1,346,314
Net realized gain (loss) on sales of investments	3,900,026	1,976,064	1,955,632	278,340	(1,114,353)
Distributions from capital gains	8,358,057	1,595,278	9,174,507	15,021	—
Net change in unrealized appreciation or depreciation of investments	(12,538,965)	(4,919,944)	(12,359,705)	32,425	(287,183)
Net increase (decrease) in net assets resulting from operations	(141,422)	(950,186)	(1,530,745)	399,209	(55,222)

Contract transactions
Contract purchase payments	4,689,986	1,770,191	4,595,287	1,023,417	2,899,522
Net transfers(1)	(1,387,678)	(639,688)	(2,779,785)	201,221	(1,227,887)
Transfers for policy loans	(742,871)	(547,187)	(610,094)	(258,889)	(398,038)
Policy charges	(2,259,456)	(870,317)	(2,067,199)	(406,966)	(1,679,159)
Contract terminations:
Surrender benefits	(4,242,491)	(1,705,884)	(4,239,809)	(951,178)	(3,361,679)
Death benefits	(35,862)	(354)	(23,598)	(347)	(317)
Increase (decrease) from contract transactions	(3,978,372)	(1,993,239)	(5,125,198)	(392,742)	(3,767,558)
Net assets at beginning of year	93,256,751	32,465,924	76,918,656	14,572,713	53,028,344
Net assets at end of year	$89,136,957	$29,522,499	$70,262,713	$14,579,180	$49,205,564

Accumulation unit activity
Units outstanding at beginning of year	49,980,284	19,195,603	36,082,300	9,888,358	22,858,510
Contract purchase payments	2,633,821	1,074,389	2,180,443	666,723	1,250,114
Net transfers(1)	(1,897,872)	776,990	3,618,247	668,947	222,171
Transfers for policy loans	(364,760)	(325,025)	(349,397)	(165,150)	(181,565)
Policy charges	(1,226,343)	(531,976)	(1,008,382)	(268,898)	(719,229)
Contract terminations:
Surrender benefits	(2,132,785)	(1,050,518)	(2,273,890)	(673,979)	(1,510,662)
Death benefits	(14,593)	(253)	(16,910)	(278)	(129)
Units outstanding at end of year	46,977,752	19,139,210	38,232,411	10,115,723	21,919,210

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$139,820	$530,054	$1,919	$163,225	$(253,783)
Net realized gain (loss) on sales of investments	(97,374)	864,371	1,473,055	(49,513)	2,206,261
Distributions from capital gains	—	1,498,940	5,271,178	11,512	7,216,001
Net change in unrealized appreciation or depreciation of investments	(297,900)	(4,100,816)	(9,615,543)	(260,237)	(19,210,738)
Net increase (decrease) in net assets resulting from operations	(255,454)	(1,207,451)	(2,869,391)	(135,013)	(10,042,259)

Contract transactions
Contract purchase payments	247,005	1,339,696	1,859,677	136,413	4,566,189
Net transfers(1)	301,208	(666,640)	(1,865,278)	1,526,735	(3,982,429)
Transfers for policy loans	(18,705)	(32,695)	(385,638)	(27,165)	(772,671)
Policy charges	(118,146)	(634,752)	(1,098,362)	(51,186)	(3,099,686)
Contract terminations:
Surrender benefits	(105,955)	(1,032,335)	(2,219,870)	(37,825)	(6,294,922)
Death benefits	—	(6,366)	—	—	(26,917)
Increase (decrease) from contract transactions	305,407	(1,033,092)	(3,709,471)	1,546,972	(9,610,436)
Net assets at beginning of year	2,663,081	22,430,041	38,945,628	1,463,786	110,264,357
Net assets at end of year	$2,713,034	$20,189,498	$32,366,766	$2,875,745	$90,611,662

Accumulation unit activity
Units outstanding at beginning of year	2,737,809	11,304,549	12,985,694	1,473,546	33,501,325
Contract purchase payments	246,882	695,781	667,989	137,977	1,414,078
Net transfers(1)	292,264	(297,648)	137,583	1,549,889	629,161
Transfers for policy loans	(20,035)	(22,690)	(135,915)	(27,337)	(276,467)
Policy charges	(123,065)	(325,643)	(385,249)	(52,318)	(956,989)
Contract terminations:
Surrender benefits	(113,532)	(516,105)	(796,553)	(39,130)	(2,076,502)
Death benefits	—	(3,079)	—	—	(6,280)
Units outstanding at end of year	3,020,323	10,835,165	12,473,549	3,042,627	32,228,326

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$10,017	$314,315	$(65,788)	$84,569	$110,866
Net realized gain (loss) on sales of investments	(3,102)	2,364,407	815,068	(42,211)	648,200
Distributions from capital gains	997	2,702,368	54,989	220,323	30,151
Net change in unrealized appreciation or depreciation of investments	(35,986)	(5,735,023)	(396,161)	(408,064)	(1,511,969)
Net increase (decrease) in net assets resulting from operations	(28,074)	(353,933)	408,108	(145,383)	(722,752)

Contract transactions
Contract purchase payments	31,104	1,941,209	600,944	147,674	477,612
Net transfers(1)	439,618	(916,612)	(266,759)	1,305,067	(872,208)
Transfers for policy loans	(13,950)	(647,162)	(92,853)	(785)	(85,793)
Policy charges	(10,364)	(1,281,095)	(290,055)	(32,516)	(210,753)
Contract terminations:
Surrender benefits	(1,346)	(2,290,855)	(672,425)	(120,558)	(323,438)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	445,062	(3,194,515)	(721,148)	1,298,882	(1,014,580)
Net assets at beginning of year	237,714	46,468,989	10,198,964	1,231,091	11,365,778
Net assets at end of year	$654,702	$42,920,541	$9,885,924	$2,384,590	$9,628,446

Accumulation unit activity
Units outstanding at beginning of year	245,404	23,319,239	7,031,157	1,223,199	6,341,016
Contract purchase payments	32,502	982,874	404,065	145,760	289,917
Net transfers(1)	464,313	(1,364,959)	(219,248)	1,281,480	(779,173)
Transfers for policy loans	(14,431)	(350,864)	(61,812)	(1,155)	(45,686)
Policy charges	(10,894)	(646,973)	(194,431)	(32,507)	(122,414)
Contract terminations:
Surrender benefits	(1,437)	(1,119,874)	(445,687)	(122,911)	(170,263)
Death benefits	—	—	—	—	—
Units outstanding at end of year	715,457	20,819,443	6,514,044	2,493,866	5,513,397

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$110,472	$170,159	$(46,466)	$(26,175)	$(62,183)
Net realized gain (loss) on sales of investments	564,950	703,863	339,450	299,229	247,955
Distributions from capital gains	—	—	595,454	304,289	947,313
Net change in unrealized appreciation or depreciation of investments	(533,699)	(1,727,556)	(838,030)	(565,310)	(627,459)
Net increase (decrease) in net assets resulting from operations	141,723	(853,534)	50,408	12,033	505,626

Contract transactions
Contract purchase payments	454,472	1,286,522	312,354	226,534	548,890
Net transfers(1)	1,648,405	1,074,165	378,484	161,004	1,637,828
Transfers for policy loans	(135,484)	(275,657)	(78,131)	(45,979)	(191,327)
Policy charges	(259,572)	(542,513)	(260,779)	(114,739)	(225,390)
Contract terminations:
Surrender benefits	(594,474)	(1,281,221)	(553,466)	(242,989)	(450,593)
Death benefits	(35,818)	(17,038)	(9,446)	—	—
Increase (decrease) from contract transactions	1,077,529	244,258	(210,984)	(16,169)	1,319,408
Net assets at beginning of year	10,204,917	24,697,060	7,567,557	3,740,372	8,185,015
Net assets at end of year	$11,424,169	$24,087,784	$7,406,981	$3,736,236	$10,010,049

Accumulation unit activity
Units outstanding at beginning of year	6,484,238	16,739,404	5,282,885	2,614,164	4,002,287
Contract purchase payments	284,030	916,275	209,868	152,230	263,338
Net transfers(1)	1,032,710	215,283	241,647	88,475	822,712
Transfers for policy loans	(84,917)	(186,199)	(51,232)	(31,281)	(94,104)
Policy charges	(161,988)	(362,815)	(174,966)	(76,760)	(108,411)
Contract terminations:
Surrender benefits	(374,643)	(774,268)	(366,807)	(160,641)	(209,869)
Death benefits	(22,776)	(15,681)	(6,085)	—	—
Units outstanding at end of year	7,156,654	16,531,999	5,135,310	2,586,187	4,675,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(6,603)	$(90,193)	$(22,961)	$(53,294)	$(7,057)
Net realized gain (loss) on sales of investments	(60,811)	610,567	488,755	(1,862,081)	(10,831)
Distributions from capital gains	455,495	1,990,200	1,913,030	1,275,847	47,915
Net change in unrealized appreciation or depreciation of investments	(691,993)	(1,958,018)	(1,951,256)	(3,135,080)	(58,186)
Net increase (decrease) in net assets resulting from operations	(303,912)	552,556	427,568	(3,774,608)	(28,159)

Contract transactions
Contract purchase payments	302,115	664,644	479,684	2,584,731	105,208
Net transfers(1)	1,369,869	1,453,714	434,466	(3,414,990)	1,210,175
Transfers for policy loans	(35,496)	(155,392)	(97,540)	(191,379)	70,699
Policy charges	(104,996)	(381,506)	(227,089)	(1,375,963)	(10,957)
Contract terminations:
Surrender benefits	(38,211)	(878,690)	(457,780)	(2,128,569)	(28,821)
Death benefits	(581)	(1,058)	—	(2,269)	—
Increase (decrease) from contract transactions	1,492,700	701,712	131,741	(4,528,439)	1,346,304
Net assets at beginning of year	1,767,509	14,011,474	10,033,155	45,485,699	754,254
Net assets at end of year	$2,956,297	$15,265,742	$10,592,464	$37,182,652	$2,072,399

Accumulation unit activity
Units outstanding at beginning of year	1,808,452	9,232,861	5,721,097	29,545,008	753,062
Contract purchase payments	308,933	449,058	277,436	1,722,905	101,508
Net transfers(1)	1,406,673	596,235	54,591	(2,320,601)	1,217,234
Transfers for policy loans	(37,804)	(88,109)	(52,639)	(124,167)	62,519
Policy charges	(110,412)	(235,050)	(123,962)	(912,295)	(10,810)
Contract terminations:
Surrender benefits	(40,323)	(525,825)	(240,257)	(1,384,647)	(28,785)
Death benefits	(580)	(1,146)	—	(1,769)	—
Units outstanding at end of year	3,334,939	9,428,024	5,636,266	26,524,434	2,094,728

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(2,715)	$(132,754)	$900,429	$195,156	$(54,757)
Net realized gain (loss) on sales of investments	(103,493)	93,687	927,560	501,652	(192,613)
Distributions from capital gains	1,864,917	746,836	1,913,163	—	1,416,126
Net change in unrealized appreciation or depreciation of investments	(2,417,584)	(1,229,155)	(7,975,231)	(943,236)	(1,684,346)
Net increase (decrease) in net assets resulting from operations	(658,875)	(521,386)	(4,234,079)	(246,428)	(515,590)

Contract transactions
Contract purchase payments	1,022,988	943,077	1,415,352	578,127	515,974
Net transfers(1)	32,155,122	(1,307,139)	(4,357,069)	(438,297)	(1,475,917)
Transfers for policy loans	(176,460)	(161,650)	(287,190)	(42,372)	(124,626)
Policy charges	(610,669)	(649,024)	(815,280)	(265,253)	(226,849)
Contract terminations:
Surrender benefits	(1,105,337)	(1,317,044)	(1,479,490)	(457,878)	(489,476)
Death benefits	(3,318)	(6,270)	(21,807)	(10,373)	(14,949)
Increase (decrease) from contract transactions	31,282,326	(2,498,050)	(5,545,484)	(636,046)	(1,815,843)
Net assets at beginning of year	—	23,574,143	31,864,081	12,809,906	9,328,470
Net assets at end of year	$30,623,451	$20,554,707	$22,084,518	$11,927,432	$6,997,037

Accumulation unit activity
Units outstanding at beginning of year	—	9,611,133	10,460,884	9,157,629	4,867,283
Contract purchase payments	1,030,096	384,021	525,317	432,861	298,735
Net transfers(1)	32,150,816	(664,251)	(765,313)	(693,035)	(842,122)
Transfers for policy loans	(181,290)	(55,185)	(95,453)	(19,598)	(64,902)
Policy charges	(614,510)	(262,096)	(287,732)	(192,524)	(122,867)
Contract terminations:
Surrender benefits	(1,105,056)	(516,662)	(586,115)	(292,102)	(251,937)
Death benefits	(3,435)	(3,587)	(5,704)	(9,718)	(10,176)
Units outstanding at end of year	31,276,621	8,493,373	9,245,884	8,383,513	3,874,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(2,787)	$65,170	$2,386,098	$(6,469)	$513,136
Net realized gain (loss) on sales of investments	420	237,403	(241,023)	158,043	(717,972)
Distributions from capital gains	5,173	1,056,601	—	2,327,416	—
Net change in unrealized appreciation or depreciation of investments	(35,029)	(1,055,589)	(3,642,143)	(3,598,406)	(1,837,123)
Net increase (decrease) in net assets resulting from operations	(32,223)	303,585	(1,497,068)	(1,119,416)	(2,041,959)

Contract transactions
Contract purchase payments	13,576	899,388	2,250,208	929,820	1,107,600
Net transfers(1)	366,827	2,196,061	(2,561,229)	1,942,928	(6,339,693)
Transfers for policy loans	(74,764)	120,923	25,440	(53,960)	54,077
Policy charges	(8,344)	(383,307)	(1,548,200)	(317,277)	(604,351)
Contract terminations:
Surrender benefits	(11,687)	(743,907)	(2,882,389)	(743,749)	(1,265,646)
Death benefits	—	—	(39,845)	(21,522)	(37,142)
Increase (decrease) from contract transactions	285,608	2,089,158	(4,756,015)	1,736,240	(7,085,155)
Net assets at beginning of year	224,913	13,900,022	51,959,887	14,647,798	26,695,809
Net assets at end of year	$478,298	$16,292,765	$45,706,804	$15,264,622	$17,568,695

Accumulation unit activity
Units outstanding at beginning of year	227,725	7,405,552	35,154,954	6,209,189	18,729,609
Contract purchase payments	13,677	488,305	1,538,793	427,466	805,672
Net transfers(1)	367,691	1,029,747	(1,598,895)	755,095	(4,544,644)
Transfers for policy loans	(75,429)	67,947	16,511	(21,763)	95,240
Policy charges	(8,513)	(197,533)	(1,046,087)	(142,314)	(435,480)
Contract terminations:
Surrender benefits	(11,492)	(377,263)	(1,983,074)	(322,784)	(902,249)
Death benefits	—	—	(27,336)	(10,917)	(29,566)
Units outstanding at end of year	513,659	8,416,755	32,054,866	6,893,972	13,718,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$47,483	$1,389,475	$23,036	$94,837	$(3,199)
Net realized gain (loss) on sales of investments	(38)	425,693	14,092	446,505	(22,855)
Distributions from capital gains	13,257	—	—	—	1,929
Net change in unrealized appreciation or depreciation of investments	(71,871)	(816,818)	(110,004)	(589,957)	(153,918)
Net increase (decrease) in net assets resulting from operations	(11,169)	998,350	(72,876)	(48,615)	(178,043)

Contract transactions
Contract purchase payments	31,487	1,049,832	289,803	360,873	71,095
Net transfers(1)	848,741	10,046,464	1,014,125	162,410	415,793
Transfers for policy loans	(1,974)	(436,149)	(115,651)	(73,369)	(4,812)
Policy charges	(19,303)	(565,962)	(106,467)	(242,705)	(13,819)
Contract terminations:
Surrender benefits	(2,200)	(1,228,680)	(245,211)	(437,333)	(31,865)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	856,751	8,865,505	836,599	(230,124)	436,392
Net assets at beginning of year	394,105	16,424,806	4,007,074	8,249,577	344,274
Net assets at end of year	$1,239,687	$26,288,661	$4,770,797	$7,970,838	$602,623

Accumulation unit activity
Units outstanding at beginning of year	383,863	6,177,635	2,428,752	4,347,300	448,730
Contract purchase payments	30,372	367,090	168,160	187,435	102,040
Net transfers(1)	827,255	3,559,338	575,412	120,553	569,751
Transfers for policy loans	(1,927)	(152,020)	(65,336)	(38,217)	(6,840)
Policy charges	(18,822)	(199,083)	(62,835)	(126,198)	(20,389)
Contract terminations:
Surrender benefits	(2,162)	(428,472)	(148,041)	(230,934)	(49,163)
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,218,579	9,324,488	2,896,112	4,259,939	1,044,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$(1,003,644)	$(2,446,837)	$4,253,326	$(101,682)	$(165,193)
Net realized gain (loss) on sales of investments	3,694,341	15,397,529	(596,378)	412,460	691,892
Distributions from capital gains	—	—	1,026,264	—	—
Net change in unrealized appreciation or depreciation of investments	(5,282,077)	(17,732,729)	(4,910,901)	(412,641)	(687,918)
Net increase (decrease) in net assets resulting from operations	(2,591,380)	(4,782,037)	(227,689)	(101,863)	(161,219)

Contract transactions
Contract purchase payments	20,408,728	22,244,082	490,877	729,276	1,242,090
Net transfers(1)	12,555,047	(6,430,306)	(688,167)	375,373	711,033
Transfers for policy loans	(1,087,586)	(4,426,334)	(20,952)	(183,850)	(49,832)
Policy charges	(4,001,591)	(6,547,261)	(388,011)	(688,735)	(1,087,242)
Contract terminations:
Surrender benefits	(6,347,479)	(15,872,203)	(744,761)	(950,613)	(2,057,059)
Death benefits	(54,789)	—	—	(2,575)	—
Increase (decrease) from contract transactions	21,472,330	(11,032,022)	(1,351,014)	(721,124)	(1,241,010)
Net assets at beginning of year	162,902,794	347,034,889	12,389,916	15,980,389	23,598,721
Net assets at end of year	$181,783,744	$331,220,830	$10,811,213	$15,157,402	$22,196,492

Accumulation unit activity
Units outstanding at beginning of year	109,300,965	228,768,725	9,365,692	13,324,878	19,600,841
Contract purchase payments	14,149,952	14,498,140	369,168	607,603	1,027,800
Net transfers(1)	8,958,265	(3,156,950)	(430,513)	335,122	630,109
Transfers for policy loans	(735,303)	(2,905,098)	(11,419)	(130,781)	(39,911)
Policy charges	(2,741,227)	(4,284,687)	(292,247)	(569,546)	(898,921)
Contract terminations:
Surrender benefits	(4,150,624)	(10,431,235)	(579,614)	(786,766)	(1,720,111)
Death benefits	(35,932)	—	—	(2,084)	—
Units outstanding at end of year	124,746,096	222,488,895	8,421,067	12,778,426	18,599,807

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(2,188,598)	$(4,880,506)	$(2,799,427)	$(7,991,548)	$(364,956)
Net realized gain (loss) on sales of investments	7,247,066	25,271,937	7,622,505	42,331,984	1,869,212
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,995,385)	(28,361,096)	(11,471,164)	(50,307,949)	(1,918,386)
Net increase (decrease) in net assets resulting from operations	(3,936,917)	(7,969,665)	(6,648,086)	(15,967,513)	(414,130)

Contract transactions
Contract purchase payments	27,625,801	35,738,394	52,377,607	68,850,341	3,688,635
Net transfers(1)	(1,174,080)	(18,744,970)	13,929,222	(21,336,593)	(1,136,506)
Transfers for policy loans	(2,617,614)	(3,735,823)	(4,010,871)	(8,800,920)	(218,864)
Policy charges	(12,077,585)	(23,368,005)	(12,805,753)	(25,776,058)	(2,446,226)
Contract terminations:
Surrender benefits	(16,474,141)	(37,980,454)	(18,328,852)	(55,613,491)	(5,377,101)
Death benefits	(98,124)	(351,986)	(2,006)	(321,633)	(152,622)
Increase (decrease) from contract transactions	(4,815,743)	(48,442,844)	31,159,347	(42,998,354)	(5,642,684)
Net assets at beginning of year	333,958,788	704,385,646	443,762,432	1,122,894,958	56,079,674
Net assets at end of year	$325,206,128	$647,973,137	$468,273,693	$1,063,929,091	$50,022,860

Accumulation unit activity
Units outstanding at beginning of year	244,921,612	511,919,245	312,746,791	775,218,796	43,585,279
Contract purchase payments	20,626,406	25,834,634	37,922,714	47,275,988	2,884,913
Net transfers(1)	(391,632)	(12,877,797)	10,955,665	(11,729,629)	(719,151)
Transfers for policy loans	(1,920,207)	(2,722,166)	(2,814,776)	(5,986,438)	(170,432)
Policy charges	(8,851,595)	(16,865,348)	(9,120,161)	(17,671,669)	(1,895,564)
Contract terminations:
Surrender benefits	(11,914,570)	(27,370,783)	(12,688,251)	(38,219,265)	(4,324,712)
Death benefits	(69,566)	(248,984)	(1,387)	(220,665)	(118,317)
Units outstanding at end of year	242,400,448	477,668,801	337,000,595	748,667,118	39,242,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(603,705)	$4,367	$9,255	$(93,493)	$(38,344)
Net realized gain (loss) on sales of investments	4,389,463	(554)	(1,219)	1,455,845	343,794
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,451,161)	(8,228)	(20,714)	(2,869,553)	(323,204)
Net increase (decrease) in net assets resulting from operations	(665,403)	(4,415)	(12,678)	(1,507,201)	(17,754)

Contract transactions
Contract purchase payments	4,144,118	15,228	2,086	830,931	294,988
Net transfers(1)	(9,032,263)	118,109	339,380	(908,508)	176,213
Transfers for policy loans	(524,571)	367	(1,147)	(194,300)	(44,100)
Policy charges	(3,836,350)	(869)	(13,281)	(422,728)	(136,593)
Contract terminations:
Surrender benefits	(6,846,963)	(18,058)	(2,774)	(863,539)	(326,164)
Death benefits	(2,564)	—	—	—	—
Increase (decrease) from contract transactions	(16,098,593)	114,777	324,264	(1,558,144)	(35,656)
Net assets at beginning of year	94,575,082	84,589	196,375	16,605,208	5,694,904
Net assets at end of year	$77,811,086	$194,951	$507,961	$13,539,863	$5,641,494

Accumulation unit activity
Units outstanding at beginning of year	73,244,538	85,135	197,906	6,919,356	3,618,603
Contract purchase payments	3,192,958	15,133	2,100	352,944	192,079
Net transfers(1)	(6,845,733)	118,178	340,257	(226,412)	6,005
Transfers for policy loans	(420,318)	358	(1,143)	(85,919)	(32,246)
Policy charges	(2,953,944)	(876)	(13,396)	(184,300)	(90,630)
Contract terminations:
Surrender benefits	(5,279,969)	(18,406)	(2,572)	(364,954)	(201,955)
Death benefits	(1,977)	—	—	—	—
Units outstanding at end of year	60,935,555	199,522	523,152	6,410,715	3,491,856

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(29,331)	$719,609	$(637,381)	$30,700	$738,856
Net realized gain (loss) on sales of investments	235,533	465,168	2,783,276	708,114	158,672
Distributions from capital gains	—	7,831,097	16,577,270	—	—
Net change in unrealized appreciation or depreciation of investments	(288,998)	(9,403,329)	(19,638,089)	(701,210)	(831,044)
Net increase (decrease) in net assets resulting from operations	(82,796)	(387,455)	(914,924)	37,604	66,484

Contract transactions
Contract purchase payments	248,300	4,718,542	4,621,295	492,735	976,205
Net transfers(1)	2,235,100	(1,767,808)	(3,524,624)	(106,472)	2,778,310
Transfers for policy loans	(99,098)	(820,311)	(983,521)	(77,042)	68,215
Policy charges	(99,506)	(2,468,528)	(2,767,479)	(219,142)	(717,703)
Contract terminations:
Surrender benefits	(183,985)	(4,711,633)	(5,698,003)	(438,793)	(1,358,805)
Death benefits	—	(43,096)	(2,709)	—	—
Increase (decrease) from contract transactions	2,100,811	(5,092,834)	(8,355,041)	(348,714)	1,746,222
Net assets at beginning of year	3,648,813	91,114,903	103,544,206	8,151,480	19,766,743
Net assets at end of year	$5,666,828	$85,634,614	$94,274,241	$7,840,370	$21,579,449

Accumulation unit activity
Units outstanding at beginning of year	1,587,255	42,699,098	35,499,504	4,558,252	12,126,649
Contract purchase payments	109,056	2,187,831	1,559,567	270,378	558,829
Net transfers(1)	980,541	(605,808)	58,872	369,060	1,574,741
Transfers for policy loans	(41,852)	(392,049)	(370,530)	(34,496)	41,123
Policy charges	(44,105)	(1,137,600)	(929,767)	(122,483)	(411,495)
Contract terminations:
Surrender benefits	(79,894)	(2,163,277)	(1,944,304)	(273,566)	(768,332)
Death benefits	—	(19,047)	(867)	—	—
Units outstanding at end of year	2,511,001	40,569,148	33,872,475	4,767,145	13,121,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(80,909)	$(96,855)
Net realized gain (loss) on sales of investments	1,151,682	376,785
Distributions from capital gains	1,613,823	1,919,558
Net change in unrealized appreciation or depreciation of investments	(3,215,609)	(2,950,473)
Net increase (decrease) in net assets resulting from operations	(531,013)	(750,985)

Contract transactions
Contract purchase payments	702,071	993,880
Net transfers(1)	(1,364,940)	2,906,281
Transfers for policy loans	(208,164)	(266,219)
Policy charges	(395,702)	(393,076)
Contract terminations:
Surrender benefits	(639,448)	(667,711)
Death benefits	—	(16,855)
Increase (decrease) from contract transactions	(1,906,183)	2,556,300
Net assets at beginning of year	16,472,107	14,055,937
Net assets at end of year	$14,034,911	$15,861,252

Accumulation unit activity
Units outstanding at beginning of year	6,488,832	5,306,159
Contract purchase payments	284,456	428,242
Net transfers(1)	(458,273)	1,175,572
Transfers for policy loans	(83,541)	(95,757)
Policy charges	(159,106)	(151,837)
Contract terminations:
Surrender benefits	(242,541)	(235,508)
Death benefits	—	(4,508)
Units outstanding at end of year	5,829,827	6,422,363

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$800	$91,407	$1,278,665	$(30,985)	$(1,745)
Net realized gain (loss) on sales of investments	(22,386)	1,811,411	(394,626)	305,403	(7,987)
Distributions from capital gains	18,611	—	—	—	18,613
Net change in unrealized appreciation or depreciation of investments	11,221	91,763	(4,340,579)	303,431	(117,668)
Net increase (decrease) in net assets resulting from operations	8,246	1,994,581	(3,456,540)	577,849	(108,787)

Contract transactions
Contract purchase payments	9,346	1,478,837	3,819,596	202,094	137,522
Net transfers(1)	565,156	(29,184)	(128,381)	842,758	3,287,165
Transfers for policy loans	(95,549)	(358,697)	(428,173)	(41,165)	(26,744)
Policy charges	(985)	(604,582)	(1,500,632)	(99,443)	(23,124)
Contract terminations:
Surrender benefits	(302)	(1,503,831)	(3,356,893)	(259,562)	(38,704)
Death benefits	—	—	(10,405)	—	—
Increase (decrease) from contract transactions	477,666	(1,017,457)	(1,604,888)	644,682	3,336,115
Net assets at beginning of year	76	23,933,134	49,997,860	3,892,621	5,120
Net assets at end of year	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448

Accumulation unit activity
Units outstanding at beginning of year	—	12,845,996	29,802,308	2,444,317	4,668
Contract purchase payments	8,621	778,720	2,315,059	129,404	125,647
Net transfers(1)	569,873	(353,938)	(31,285)	431,114	3,173,899
Transfers for policy loans	(95,850)	(176,416)	(251,859)	(26,196)	(24,514)
Policy charges	(937)	(313,980)	(904,429)	(62,288)	(22,137)
Contract terminations:
Surrender benefits	—	(815,798)	(2,035,512)	(156,512)	(36,355)
Death benefits	—	—	(6,531)	—	—
Units outstanding at end of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$70,596	$190,120	$29,625	$71,867	$(1,348,730)
Net realized gain (loss) on sales of investments	645,714	2,018,981	505	174,032	6,048,456
Distributions from capital gains	—	—	114,471	545,816	—
Net change in unrealized appreciation or depreciation of investments	(1,327,384)	1,166,054	(146,534)	(133,217)	10,062,486
Net increase (decrease) in net assets resulting from operations	(611,074)	3,375,155	(1,933)	658,498	14,762,212

Contract transactions
Contract purchase payments	677,916	1,818,866	243,310	433,614	9,106,531
Net transfers(1)	63,789	(1,038,893)	1,061,883	317,985	1,923,007
Transfers for policy loans	(93,225)	(341,164)	(40,352)	(31,739)	(223,188)
Policy charges	(277,678)	(774,631)	(29,182)	(229,740)	(11,243,566)
Contract terminations:
Surrender benefits	(570,669)	(1,730,570)	(1,365)	(433,160)	(9,873,276)
Death benefits	—	(17,295)	—	—	(188,637)
Increase (decrease) from contract transactions	(199,867)	(2,083,687)	1,234,294	56,960	(10,499,129)
Net assets at beginning of year	9,533,591	29,107,303	202,781	7,427,712	164,893,013
Net assets at end of year	$8,722,650	$30,398,771	$1,435,142	$8,143,170	$169,156,096

Accumulation unit activity
Units outstanding at beginning of year	5,391,062	15,792,926	171,378	4,601,444	106,368,321
Contract purchase payments	400,741	994,587	206,511	261,951	5,729,923
Net transfers(1)	688,989	1,225,160	1,035,366	117,390	356,240
Transfers for policy loans	(59,788)	(188,147)	(40,087)	(18,542)	(120,114)
Policy charges	(166,040)	(422,717)	(25,203)	(138,186)	(7,123,996)
Contract terminations:
Surrender benefits	(378,182)	(994,691)	(1,174)	(240,666)	(6,097,150)
Death benefits	—	(8,238)	—	—	(107,332)
Units outstanding at end of year	5,876,782	16,398,880	1,346,791	4,583,391	99,005,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(373,465)	$(1,605,203)	$(225,186)	$(225,857)	$3,672,952
Net realized gain (loss) on sales of investments	2,729	12,476,047	792,194	(391,819)	1,025,897
Distributions from capital gains	—	—	146,710	1,333,242	—
Net change in unrealized appreciation or depreciation of investments	(2,728)	8,816,845	(2,067,451)	(603,034)	(2,817,505)
Net increase (decrease) in net assets resulting from operations	(373,464)	19,687,689	(1,353,733)	112,532	1,881,344

Contract transactions
Contract purchase payments	9,683,853	12,004,349	3,167,884	1,662,577	3,205,144
Net transfers(1)	(3,464,160)	(7,372,676)	(1,170,228)	(2,092,336)	506,972
Transfers for policy loans	352,765	(2,216,700)	(359,891)	(195,019)	(617,465)
Policy charges	(6,618,407)	(7,164,978)	(1,371,358)	(1,074,404)	(2,253,806)
Contract terminations:
Surrender benefits	(6,738,088)	(12,370,471)	(2,476,687)	(1,738,628)	(3,242,724)
Death benefits	(1,015,559)	(77,181)	(15,000)	(14,378)	(28,490)
Increase (decrease) from contract transactions	(7,799,596)	(17,197,657)	(2,225,280)	(3,452,188)	(2,430,369)
Net assets at beginning of year	60,526,366	222,854,122	48,358,659	33,218,255	64,564,211
Net assets at end of year	$52,353,306	$225,344,154	$44,779,646	$29,878,599	$64,015,186

Accumulation unit activity
Units outstanding at beginning of year	57,235,369	103,365,208	20,895,105	21,614,712	29,769,303
Contract purchase payments	9,128,695	5,370,786	1,361,242	1,032,470	1,449,007
Net transfers(1)	(2,558,911)	(1,832,576)	649,314	(16,235)	1,432,013
Transfers for policy loans	348,941	(991,013)	(155,791)	(134,099)	(281,870)
Policy charges	(6,254,645)	(3,190,460)	(590,869)	(681,250)	(1,019,969)
Contract terminations:
Surrender benefits	(6,538,454)	(5,620,452)	(1,145,013)	(1,147,539)	(1,507,992)
Death benefits	(936,666)	(33,163)	(6,130)	(8,509)	(12,399)
Units outstanding at end of year	50,424,329	97,068,330	21,007,858	20,659,550	29,828,093

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$(60,626)	$(131,317)	$2,097,766	$(326,208)	$(376,469)
Net realized gain (loss) on sales of investments	(85,812)	(279,977)	(741,476)	3,312,583	3,499,241
Distributions from capital gains	—	—	528,001	—	—
Net change in unrealized appreciation or depreciation of investments	382,219	956,418	3,161,465	2,981,508	3,677,614
Net increase (decrease) in net assets resulting from operations	235,781	545,124	5,045,756	5,967,883	6,800,386

Contract transactions
Contract purchase payments	510,362	815,062	6,576,499	2,359,684	3,047,803
Net transfers(1)	183,060	(821,610)	(4,606,669)	(1,315,647)	7,664,347
Transfers for policy loans	(110,733)	(93,146)	121,845	(355,924)	(526,289)
Policy charges	(239,978)	(594,355)	(5,568,916)	(1,456,780)	(1,633,807)
Contract terminations:
Surrender benefits	(344,225)	(981,598)	(8,253,171)	(2,479,185)	(3,050,447)
Death benefits	(214)	(1,596)	(46,847)	(6,299)	(12,993)
Increase (decrease) from contract transactions	(1,728)	(1,677,243)	(11,777,259)	(3,254,151)	5,488,614
Net assets at beginning of year	8,255,753	18,276,152	114,413,967	47,219,110	51,930,468
Net assets at end of year	$8,489,806	$17,144,033	$107,682,464	$49,932,842	$64,219,468

Accumulation unit activity
Units outstanding at beginning of year	9,161,925	10,334,078	73,135,355	43,195,105	30,774,258
Contract purchase payments	539,294	449,722	4,066,344	2,092,868	1,783,814
Net transfers(1)	132,522	(377,634)	(466,228)	(4,476,999)	2,987,633
Transfers for policy loans	(119,090)	(48,941)	9,492	(363,210)	(297,667)
Policy charges	(256,214)	(326,333)	(3,409,694)	(1,245,395)	(930,539)
Contract terminations:
Surrender benefits	(371,324)	(533,037)	(5,273,106)	(2,048,133)	(1,625,953)
Death benefits	(230)	(799)	(29,717)	(7,489)	(6,621)
Units outstanding at end of year	9,086,883	9,497,056	68,032,446	37,146,747	32,684,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(2,228,722)	$(2,116)	$(1,030)	$(5,332)	$(33,321)
Net realized gain (loss) on sales of investments	13,907,897	(2,101)	1,347	(538)	(5,910)
Distributions from capital gains	—	176	—	—	—
Net change in unrealized appreciation or depreciation of investments	27,946,970	(11,306)	6,213	26,552	217,234
Net increase (decrease) in net assets resulting from operations	39,626,145	(15,347)	6,530	20,682	178,003

Contract transactions
Contract purchase payments	16,970,440	124,108	224	41,336	557,606
Net transfers(1)	(5,608,393)	713,872	328,125	2,398,954	18,993,866
Transfers for policy loans	(1,415,694)	(1,231)	130,900	131,633	(199,398)
Policy charges	(17,797,687)	(4,200)	(3,671)	(21,952)	(84,687)
Contract terminations:
Surrender benefits	(17,179,717)	(302)	(87,792)	(29,727)	(223,854)
Death benefits	(194,174)	—	—	—	—
Increase (decrease) from contract transactions	(25,225,225)	832,247	367,786	2,520,244	19,043,533
Net assets at beginning of year	292,031,897	6,943	—	—	—
Net assets at end of year	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536

Accumulation unit activity
Units outstanding at beginning of year	215,895,365	6,677	—	—	—
Contract purchase payments	12,020,607	127,916	175	41,177	557,614
Net transfers(1)	(7,353,326)	736,650	330,883	2,397,738	19,005,696
Transfers for policy loans	(788,935)	(1,291)	130,466	131,215	(201,819)
Policy charges	(13,219,594)	(4,325)	(3,655)	(21,895)	(84,689)
Contract terminations:
Surrender benefits	(12,152,834)	—	(86,873)	(29,385)	(222,125)
Death benefits	(137,076)	—	—	—	—
Units outstanding at end of year	194,264,207	865,627	370,996	2,518,850	19,054,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(34,234)	$(94,107)	$(114,557)	$845,629	$(93,773)
Net realized gain (loss) on sales of investments	6,399	1,098,336	781,758	3,769,244	618,404
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	170,386	(80,470)	908,995	(12,973,932)	772,308
Net increase (decrease) in net assets resulting from operations	142,551	923,759	1,576,196	(8,359,059)	1,296,939

Contract transactions
Contract purchase payments	657,587	838,114	762,238	4,638,652	589,848
Net transfers(1)	15,780,427	(519,999)	968,626	(3,025,532)	1,946,879
Transfers for policy loans	(16,600)	(144,343)	(138,972)	(212,900)	(102,682)
Policy charges	(95,075)	(520,813)	(341,366)	(4,403,176)	(289,972)
Contract terminations:
Surrender benefits	(39)	(932,028)	(515,364)	(5,063,880)	(359,641)
Death benefits	—	(5,988)	(3,987)	(6,726)	(4,524)
Increase (decrease) from contract transactions	16,326,300	(1,285,057)	731,175	(8,073,562)	1,779,908
Net assets at beginning of year	—	14,814,237	13,856,601	94,264,650	11,396,982
Net assets at end of year	$16,468,851	$14,452,939	$16,163,972	$77,832,029	$14,473,829

Accumulation unit activity
Units outstanding at beginning of year	—	7,017,372	7,153,950	72,950,963	5,992,400
Contract purchase payments	658,585	392,146	386,324	3,778,676	309,336
Net transfers(1)	15,755,898	(351,742)	376,427	(3,320,555)	831,514
Transfers for policy loans	(16,450)	(68,672)	(70,724)	(162,570)	(64,529)
Policy charges	(94,909)	(241,282)	(168,940)	(3,681,365)	(148,254)
Contract terminations:
Surrender benefits	—	(466,318)	(241,115)	(4,089,795)	(172,079)
Death benefits	—	(2,776)	(2,100)	(6,045)	(2,517)
Units outstanding at end of year	16,303,124	6,278,728	7,433,822	65,469,309	6,745,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

44	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
Operations
Investment income (loss) — net	$(128,543)	$302,986	$(77,553)	$2,147	$799,532
Net realized gain (loss) on sales of investments	1,502,835	101,130	(898,537)	276	91,034
Distributions from capital gains	—	—	—	1,143	—
Net change in unrealized appreciation or depreciation of investments	(363,156)	996,873	(982,629)	(5,720)	(874,644)
Net increase (decrease) in net assets resulting from operations	1,011,136	1,400,989	(1,958,719)	(2,154)	15,922

Contract transactions
Contract purchase payments	898,318	1,879,116	718,866	61,995	1,537,436
Net transfers(1)	346,353	(1,810,629)	(241,750)	679,900	(7,752,497)
Transfers for policy loans	(194,891)	(170,624)	(70,881)	(1,378)	(591,851)
Policy charges	(614,766)	(1,722,169)	(255,807)	(14,606)	(816,035)
Contract terminations:
Surrender benefits	(858,612)	(1,950,538)	(595,303)	(1,717)	(1,530,576)
Death benefits	(8,410)	(27,699)	(2,382)	—	(1,468)
Increase (decrease) from contract transactions	(432,008)	(3,802,543)	(447,257)	724,194	(9,154,991)
Net assets at beginning of year	19,599,218	29,657,414	11,298,379	168,751	36,214,255
Net assets at end of year	$20,178,346	$27,255,860	$8,892,403	$890,791	$27,075,186

Accumulation unit activity
Units outstanding at beginning of year	7,591,462	24,966,758	13,037,632	163,029	26,661,579
Contract purchase payments	343,423	1,542,913	864,391	59,308	1,150,238
Net transfers(1)	90,920	(1,013,783)	(645,424)	677,735	(6,005,056)
Transfers for policy loans	(82,982)	(136,910)	(78,828)	(1,330)	(426,800)
Policy charges	(238,126)	(1,392,244)	(300,371)	(13,764)	(614,391)
Contract terminations:
Surrender benefits	(331,520)	(1,634,871)	(671,423)	(1,449)	(1,104,422)
Death benefits	(3,811)	(20,681)	(2,373)	—	(1,195)
Units outstanding at end of year	7,369,366	22,311,182	12,203,604	883,529	19,659,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$37,548	$261,681	$(568,794)	$55,095	$(123,603)
Net realized gain (loss) on sales of investments	4,618,710	3,616,045	4,254,648	506,846	(1,787,466)
Distributions from capital gains	1,855,931	8,432	1,829,047	3,936	—
Net change in unrealized appreciation or depreciation of investments	2,857,966	(998,838)	(1,589,918)	(2,006,888)	8,658,837
Net increase (decrease) in net assets resulting from operations	9,370,155	2,887,320	3,924,983	(1,441,011)	6,747,768

Contract transactions
Contract purchase payments	4,767,602	1,985,737	4,932,073	1,154,200	3,223,546
Net transfers(1)	(381,573)	(712,455)	(2,555,421)	426,695	59,696
Transfers for policy loans	(1,166,417)	(481,199)	(1,009,185)	(190,166)	(479,419)
Policy charges	(2,118,984)	(893,126)	(2,131,656)	(430,537)	(1,662,725)
Contract terminations:
Surrender benefits	(4,180,437)	(2,287,135)	(4,775,656)	(878,137)	(2,860,229)
Death benefits	(20,345)	(30,046)	(33,862)	—	(9,994)
Increase (decrease) from contract transactions	(3,100,154)	(2,418,224)	(5,573,707)	82,055	(1,729,125)
Net assets at beginning of year	86,986,750	31,996,828	78,567,380	15,931,669	48,009,701
Net assets at end of year	$93,256,751	$32,465,924	$76,918,656	$14,572,713	$53,028,344

Accumulation unit activity
Units outstanding at beginning of year	52,984,384	18,469,579	31,135,973	8,952,056	22,748,064
Contract purchase payments	2,896,603	1,170,401	2,106,047	695,960	1,430,387
Net transfers(1)	(1,557,127)	1,831,507	6,516,542	1,224,340	962,556
Transfers for policy loans	(669,607)	(279,641)	(467,220)	(122,791)	(215,330)
Policy charges	(1,266,372)	(530,812)	(923,284)	(263,251)	(737,689)
Contract terminations:
Surrender benefits	(2,393,818)	(1,451,076)	(2,274,980)	(597,956)	(1,325,432)
Death benefits	(13,779)	(14,355)	(10,778)	—	(4,046)
Units outstanding at end of year	49,980,284	19,195,603	36,082,300	9,888,358	22,858,510

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$669	$281,547	$(30,657)	$3,774	$341,891
Net realized gain (loss) on sales of investments	(725)	1,191,244	2,772,075	(142)	4,901,094
Distributions from capital gains	—	117,493	2,975,114	—	17,879,351
Net change in unrealized appreciation or depreciation of investments	(51,578)	(199,940)	(5,792,580)	(22,128)	(10,261,594)
Net increase (decrease) in net assets resulting from operations	(51,634)	1,390,344	(76,048)	(18,496)	12,860,742

Contract transactions
Contract purchase payments	64,116	1,481,537	1,982,288	22,585	4,901,737
Net transfers(1)	2,692,604	(674,021)	(209,681)	1,461,059	(1,655,552)
Transfers for policy loans	(4,226)	(240,763)	(496,297)	7,353	(1,238,922)
Policy charges	(29,921)	(657,692)	(1,171,093)	(9,114)	(3,155,033)
Contract terminations:
Surrender benefits	(12,011)	(1,262,931)	(2,298,318)	(1,313)	(6,046,499)
Death benefits	—	(1,758)	(2,704)	—	(23,708)
Increase (decrease) from contract transactions	2,710,562	(1,355,628)	(2,195,805)	1,480,570	(7,217,977)
Net assets at beginning of year	4,153	22,395,325	41,217,481	1,712	104,621,592
Net assets at end of year	$2,663,081	$22,430,041	$38,945,628	$1,463,786	$110,264,357

Accumulation unit activity
Units outstanding at beginning of year	3,878	12,025,226	12,729,431	1,605	33,561,142
Contract purchase payments	62,512	778,860	658,150	21,696	1,481,154
Net transfers(1)	2,716,578	(367,343)	921,382	1,452,633	1,822,056
Transfers for policy loans	(3,592)	(129,019)	(169,555)	7,489	(394,134)
Policy charges	(29,817)	(342,626)	(377,234)	(8,879)	(956,991)
Contract terminations:
Surrender benefits	(11,750)	(659,596)	(775,585)	(998)	(2,005,252)
Death benefits	—	(953)	(895)	—	(6,650)
Units outstanding at end of year	2,737,809	11,304,549	12,985,694	1,473,546	33,501,325

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor(2)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$2,594	$326,942	$(74,539)	$(1,847)	$43,901
Net realized gain (loss) on sales of investments	(1,743)	2,047,389	743,754	(457)	461,856
Distributions from capital gains	49	1,984,971	—	24,528	—
Net change in unrealized appreciation or depreciation of investments	(5,426)	1,899,609	33,349	(16,848)	327,113
Net increase (decrease) in net assets resulting from operations	(4,526)	6,258,911	702,564	5,376	832,870

Contract transactions
Contract purchase payments	2,528	2,003,051	671,862	29,161	438,132
Net transfers(1)	278,196	2,200,653	295,800	1,203,829	1,724,451
Transfers for policy loans	(161)	(417,762)	(118,557)	(1,989)	(89,761)
Policy charges	(1,709)	(1,264,720)	(290,607)	(5,473)	(205,104)
Contract terminations:
Surrender benefits	(36,614)	(2,351,547)	(525,918)	(1,242)	(298,280)
Death benefits	—	(972)	(452)	—	—
Increase (decrease) from contract transactions	242,240	168,703	32,128	1,224,286	1,569,438
Net assets at beginning of year	—	40,041,375	9,464,272	1,429	8,963,470
Net assets at end of year	$237,714	$46,468,989	$10,198,964	$1,231,091	$11,365,778

Accumulation unit activity
Units outstanding at beginning of year	—	24,170,839	7,041,434	1,350	5,558,498
Contract purchase payments	2,216	1,158,306	490,596	28,303	283,102
Net transfers(1)	282,565	341,647	178,595	1,201,997	870,756
Transfers for policy loans	(166)	(250,606)	(86,407)	(1,983)	(55,197)
Policy charges	(1,749)	(718,623)	(211,381)	(5,448)	(126,445)
Contract terminations:
Surrender benefits	(37,462)	(1,381,673)	(381,354)	(1,020)	(189,698)
Death benefits	—	(651)	(326)	—	—
Units outstanding at end of year	245,404	23,319,239	7,031,157	1,223,199	6,341,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

48	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$104,949	$182,687	$(46,331)	$(28,588)	$(56,710)
Net realized gain (loss) on sales of investments	438,754	470,417	337,626	335,058	334,842
Distributions from capital gains	—	—	—	—	670,653
Net change in unrealized appreciation or depreciation of investments	549,231	(810,306)	239,533	(58,683)	(196,588)
Net increase (decrease) in net assets resulting from operations	1,092,934	(157,202)	530,828	247,787	752,197

Contract transactions
Contract purchase payments	543,839	1,154,831	339,149	250,920	531,083
Net transfers(1)	581,818	3,926,625	(63,818)	(64,125)	1,053,768
Transfers for policy loans	(33,157)	(99,364)	(47,101)	(51,105)	(69,578)
Policy charges	(248,737)	(497,686)	(260,102)	(122,278)	(190,722)
Contract terminations:
Surrender benefits	(419,413)	(983,874)	(290,121)	(212,055)	(510,249)
Death benefits	(2,737)	(10,246)	—	—	(1,453)
Increase (decrease) from contract transactions	421,613	3,490,286	(321,993)	(198,643)	812,849
Net assets at beginning of year	8,690,370	21,363,976	7,358,722	3,691,228	6,619,969
Net assets at end of year	$10,204,917	$24,697,060	$7,567,557	$3,740,372	$8,185,015

Accumulation unit activity
Units outstanding at beginning of year	6,182,865	14,387,456	5,522,108	2,780,848	3,647,521
Contract purchase payments	369,251	818,732	248,317	185,043	277,250
Net transfers(1)	405,989	2,516,106	(51,457)	(70,619)	456,485
Transfers for policy loans	(22,486)	(58,368)	(34,477)	(37,408)	(34,241)
Policy charges	(168,805)	(329,434)	(190,657)	(89,793)	(101,253)
Contract terminations:
Surrender benefits	(280,729)	(590,021)	(210,949)	(153,907)	(242,633)
Death benefits	(1,847)	(5,067)	—	—	(842)
Units outstanding at end of year	6,484,238	16,739,404	5,282,885	2,614,164	4,002,287

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(1,877)	$(87,745)	$(48,887)	$1,244,754	$2,015
Net realized gain (loss) on sales of investments	(5,082)	767,654	540,721	(352,687)	(8,682)
Distributions from capital gains	21,581	836,477	700,251	5,393,265	32,869
Net change in unrealized appreciation or depreciation of investments	(65,265)	(385,824)	(94,020)	(12,948,880)	(24,940)
Net increase (decrease) in net assets resulting from operations	(50,643)	1,130,562	1,098,065	(6,663,548)	1,262

Contract transactions
Contract purchase payments	134,504	687,564	463,642	3,102,925	28,844
Net transfers(1)	1,715,531	190,007	(266,651)	(3,295,175)	819,819
Transfers for policy loans	(4,433)	(120,304)	(14,818)	(458,196)	(95,065)
Policy charges	(25,057)	(365,307)	(211,261)	(1,615,012)	(382)
Contract terminations:
Surrender benefits	(4,170)	(656,934)	(437,933)	(2,733,205)	(302)
Death benefits	—	(1,933)	—	(5,579)	—
Increase (decrease) from contract transactions	1,816,375	(266,907)	(467,021)	(5,004,242)	752,914
Net assets at beginning of year	1,777	13,147,819	9,402,111	57,153,489	78
Net assets at end of year	$1,767,509	$14,011,474	$10,033,155	$45,485,699	$754,254

Accumulation unit activity
Units outstanding at beginning of year	1,559	9,856,650	6,165,653	32,612,066	—
Contract purchase payments	130,070	545,190	303,629	1,840,246	27,523
Net transfers(1)	1,709,791	(444,666)	(342,305)	(2,091,740)	821,627
Transfers for policy loans	(4,020)	(93,521)	(9,607)	(281,346)	(95,715)
Policy charges	(24,934)	(257,830)	(134,640)	(948,703)	(373)
Contract terminations:
Surrender benefits	(4,014)	(370,953)	(261,633)	(1,581,590)	—
Death benefits	—	(2,009)	—	(3,925)	—
Units outstanding at end of year	1,808,452	9,232,861	5,721,097	29,545,008	753,062

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)
Operations
Investment income (loss) — net	$(163,147)	$381,168	$1,638	$(66,987)	$(226)
Net realized gain (loss) on sales of investments	1,115,629	1,048,214	480,127	210,840	—
Distributions from capital gains	5,460,619	1,164,762	—	1,381,425	—
Net change in unrealized appreciation or depreciation of investments	(8,772,725)	576,302	1,026,568	(1,494,152)	619
Net increase (decrease) in net assets resulting from operations	(2,359,624)	3,170,446	1,508,333	31,126	393

Contract transactions
Contract purchase payments	1,198,665	1,748,567	711,703	575,287	3,469
Net transfers(1)	(2,544,737)	2,130,465	179,638	583,357	220,988
Transfers for policy loans	(318,886)	(276,103)	(112,958)	(95,106)	901
Policy charges	(732,737)	(859,562)	(250,940)	(234,278)	(615)
Contract terminations:
Surrender benefits	(1,450,984)	(1,786,064)	(522,713)	(458,099)	(223)
Death benefits	(2,125)	(2,641)	(503)	(3,076)	—
Increase (decrease) from contract transactions	(3,850,804)	954,662	4,227	368,085	224,520
Net assets at beginning of year	29,784,571	27,738,973	11,297,346	8,929,259	—
Net assets at end of year	$23,574,143	$31,864,081	$12,809,906	$9,328,470	$224,913

Accumulation unit activity
Units outstanding at beginning of year	11,566,069	9,304,168	9,390,513	4,743,391	—
Contract purchase payments	516,684	605,078	566,605	314,798	3,132
Net transfers(1)	(1,433,714)	1,533,001	(146,916)	212,754	224,305
Transfers for policy loans	(145,862)	(77,468)	(73,799)	(46,658)	913
Policy charges	(309,870)	(276,575)	(197,110)	(127,761)	(625)
Contract terminations:
Surrender benefits	(581,539)	(626,668)	(381,469)	(227,346)	—
Death benefits	(635)	(652)	(195)	(1,895)	—
Units outstanding at end of year	9,611,133	10,460,884	9,157,629	4,867,283	227,725

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$19,740	$1,679,723	$(10,981)	$1,269,741	$3,931
Net realized gain (loss) on sales of investments	395,616	195,773	608,278	76,183	72
Distributions from capital gains	605,479	—	1,819,923	—	—
Net change in unrealized appreciation or depreciation of investments	(840,155)	(927,823)	(1,037,300)	(1,266,157)	115
Net increase (decrease) in net assets resulting from operations	180,680	947,673	1,379,920	79,767	4,118

Contract transactions
Contract purchase payments	792,704	2,574,429	766,888	1,616,947	25,558
Net transfers(1)	1,476,452	(1,165,437)	1,433,253	(5,716,709)	367,444
Transfers for policy loans	(79,546)	(553,921)	(136,270)	(206,296)	225
Policy charges	(336,384)	(1,576,918)	(281,536)	(731,397)	(2,974)
Contract terminations:
Surrender benefits	(524,673)	(2,626,421)	(452,768)	(1,648,958)	(11,838)
Death benefits	—	(1,410)	(1,419)	(10,131)	—
Increase (decrease) from contract transactions	1,328,553	(3,349,678)	1,328,148	(6,696,544)	378,415
Net assets at beginning of year	12,390,789	54,361,892	11,939,730	33,312,586	11,572
Net assets at end of year	$13,900,022	$51,959,887	$14,647,798	$26,695,809	$394,105

Accumulation unit activity
Units outstanding at beginning of year	6,709,752	37,229,910	5,791,576	23,217,724	9,607
Contract purchase payments	447,607	1,745,203	377,712	1,131,361	17,195
Net transfers(1)	745,255	(619,364)	457,999	(3,866,959)	363,523
Transfers for policy loans	(43,697)	(368,846)	(63,732)	(152,669)	225
Policy charges	(185,259)	(1,059,496)	(135,821)	(498,671)	(2,918)
Contract terminations:
Surrender benefits	(268,106)	(1,771,501)	(217,784)	(1,093,849)	(3,769)
Death benefits	—	(952)	(761)	(7,328)	—
Units outstanding at end of year	7,405,552	35,154,954	6,209,189	18,729,609	383,863

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$1,005,413	$8,170	$(18,221)	$(372)	$(961,645)
Net realized gain (loss) on sales of investments	375,812	64,247	480,971	(240)	3,438,179
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,627,908	(392,896)	501,025	(48,712)	4,687,595
Net increase (decrease) in net assets resulting from operations	3,009,133	(320,479)	963,775	(49,324)	7,164,129

Contract transactions
Contract purchase payments	620,038	310,813	367,822	38,232	17,991,852
Net transfers(1)	4,512,593	867,802	209,035	355,241	18,132,489
Transfers for policy loans	(141,395)	(57,232)	(145,207)	639	(1,608,869)
Policy charges	(323,485)	(99,178)	(233,336)	(1,952)	(3,417,340)
Contract terminations:
Surrender benefits	(798,349)	(245,480)	(441,808)	(1,499)	(4,999,126)
Death benefits	(594)	(550)	—	—	—
Increase (decrease) from contract transactions	3,868,808	776,175	(243,494)	390,661	26,099,006
Net assets at beginning of year	9,546,865	3,551,378	7,529,296	2,937	129,639,659
Net assets at end of year	$16,424,806	$4,007,074	$8,249,577	$344,274	$162,902,794

Accumulation unit activity
Units outstanding at beginning of year	4,518,062	2,014,904	4,472,793	3,328	90,120,809
Contract purchase payments	263,265	177,668	208,746	40,135	12,799,346
Net transfers(1)	1,919,768	462,604	126,298	408,612	13,235,044
Transfers for policy loans	(61,295)	(32,508)	(79,920)	800	(1,086,683)
Policy charges	(136,754)	(57,800)	(131,985)	(2,364)	(2,390,556)
Contract terminations:
Surrender benefits	(325,191)	(135,810)	(248,632)	(1,781)	(3,376,995)
Death benefits	(220)	(306)	—	—	—
Units outstanding at end of year	6,177,635	2,428,752	4,347,300	448,730	109,300,965

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(2,603,500)	$(93,744)	$(116,687)	$(214,494)	$(2,210,437)
Net realized gain (loss) on sales of investments	13,640,090	(158,685)	609,457	1,616,164	6,687,995
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,931,036	1,240,194	79,456	(388,335)	9,027,296
Net increase (decrease) in net assets resulting from operations	15,967,626	987,765	572,226	1,013,335	13,504,854

Contract transactions
Contract purchase payments	23,831,286	649,058	1,567,597	1,657,612	26,963,284
Net transfers(1)	(1,906,604)	(1,663,256)	(2,490,726)	(7,782,600)	18,238,972
Transfers for policy loans	(3,700,059)	(112,696)	(226,959)	(109,539)	(1,990,205)
Policy charges	(6,558,234)	(418,747)	(734,702)	(1,248,883)	(11,209,380)
Contract terminations:
Surrender benefits	(16,025,840)	(783,480)	(1,138,687)	(3,414,929)	(16,511,316)
Death benefits	—	(14,617)	(11,240)	—	(37,953)
Increase (decrease) from contract transactions	(4,359,451)	(2,343,738)	(3,034,717)	(10,898,339)	15,453,402
Net assets at beginning of year	335,426,714	13,745,889	18,442,880	33,483,725	305,000,532
Net assets at end of year	$347,034,889	$12,389,916	$15,980,389	$23,598,721	$333,958,788

Accumulation unit activity
Units outstanding at beginning of year	230,663,434	11,128,434	15,875,928	28,682,598	232,253,758
Contract purchase payments	16,079,433	503,027	1,353,523	1,394,809	20,581,622
Net transfers(1)	(253,523)	(1,230,373)	(2,124,299)	(6,446,098)	14,283,702
Transfers for policy loans	(2,500,541)	(91,335)	(194,994)	(91,842)	(1,446,466)
Policy charges	(4,420,922)	(324,868)	(618,192)	(1,050,864)	(8,392,684)
Contract terminations:
Surrender benefits	(10,799,156)	(607,841)	(957,431)	(2,887,762)	(12,330,131)
Death benefits	—	(11,352)	(9,657)	—	(28,189)
Units outstanding at end of year	228,768,725	9,365,692	13,324,878	19,600,841	244,921,612

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(5,406,805)	$(2,763,147)	$(8,574,147)	$(436,994)	$(748,890)
Net realized gain (loss) on sales of investments	31,236,143	7,632,077	44,234,227	2,337,828	6,010,540
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,443,378	13,124,649	12,875,688	459,822	(1,215,680)
Net increase (decrease) in net assets resulting from operations	30,272,716	17,993,579	48,535,768	2,360,656	4,045,970

Contract transactions
Contract purchase payments	40,699,234	47,717,950	77,062,254	4,157,346	5,071,241
Net transfers(1)	(29,460,787)	33,128,337	(25,125,311)	(6,773,045)	(16,579,367)
Transfers for policy loans	(5,737,693)	(3,678,958)	(10,125,964)	(229,462)	(779,617)
Policy charges	(23,871,576)	(10,953,407)	(25,938,507)	(2,625,375)	(4,190,215)
Contract terminations:
Surrender benefits	(39,841,010)	(16,405,674)	(52,161,281)	(4,284,889)	(6,289,998)
Death benefits	(10,920)	(67,367)	(294,479)	(159,100)	(96,424)
Increase (decrease) from contract transactions	(58,222,752)	49,740,881	(36,583,288)	(9,914,525)	(22,864,380)
Net assets at beginning of year	732,335,682	376,027,972	1,110,942,478	63,633,543	113,393,492
Net assets at end of year	$704,385,646	$443,762,432	$1,122,894,958	$56,079,674	$94,575,082

Accumulation unit activity
Units outstanding at beginning of year	553,533,767	273,392,125	797,385,269	51,403,849	91,216,403
Contract purchase payments	30,159,318	35,239,020	54,370,208	3,337,458	4,006,033
Net transfers(1)	(20,518,170)	26,295,191	(13,942,229)	(5,375,297)	(13,038,315)
Transfers for policy loans	(4,202,271)	(2,635,217)	(7,232,121)	(179,150)	(614,708)
Policy charges	(17,658,487)	(7,941,169)	(18,256,781)	(2,079,777)	(3,303,372)
Contract terminations:
Surrender benefits	(29,386,930)	(11,557,290)	(36,899,578)	(3,398,759)	(4,944,353)
Death benefits	(7,982)	(45,869)	(205,972)	(123,045)	(77,150)
Units outstanding at end of year	511,919,245	312,746,791	775,218,796	43,585,279	73,244,538

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$48	$655	$(121,906)	$(39,520)	$(23,976)
Net realized gain (loss) on sales of investments	—	(11)	2,247,197	430,350	211,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(127)	(1,359)	(1,917,938)	187,934	177,168
Net increase (decrease) in net assets resulting from operations	(79)	(715)	207,353	578,764	364,214

Contract transactions
Contract purchase payments	4,091	405	965,859	351,848	161,770
Net transfers(1)	80,785	199,335	(713,219)	(265,506)	301,034
Transfers for policy loans	—	—	(166,869)	(60,816)	(32,356)
Policy charges	(59)	(2,575)	(469,388)	(134,395)	(74,244)
Contract terminations:
Surrender benefits	(149)	(75)	(1,166,845)	(424,495)	(96,994)
Death benefits	—	—	(2,521)	—	—
Increase (decrease) from contract transactions	84,668	197,090	(1,552,983)	(533,364)	259,210
Net assets at beginning of year	—	—	17,950,838	5,649,504	3,025,389
Net assets at end of year	$84,589	$196,375	$16,605,208	$5,694,904	$3,648,813

Accumulation unit activity
Units outstanding at beginning of year	—	—	7,408,849	4,117,023	1,504,628
Contract purchase payments	3,733	30	404,942	246,964	79,948
Net transfers(1)	81,461	200,471	(92,789)	(357,674)	103,340
Transfers for policy loans	—	—	(71,396)	(38,979)	(17,627)
Policy charges	(59)	(2,595)	(197,907)	(96,614)	(36,138)
Contract terminations:
Surrender benefits	—	—	(531,337)	(252,117)	(46,896)
Death benefits	—	—	(1,006)	—	—
Units outstanding at end of year	85,135	197,906	6,919,356	3,618,603	1,587,255

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

56	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$740,107	$(721,401)	$50,984	$447,646	$(110,239)
Net realized gain (loss) on sales of investments	2,776,082	5,043,868	411,307	316,847	1,776,160
Distributions from capital gains	10,959,720	12,907,246	—	498,020	—
Net change in unrealized appreciation or depreciation of investments	(19,346,003)	(13,188,419)	631,951	(2,576,246)	(135,427)
Net increase (decrease) in net assets resulting from operations	(4,870,094)	4,041,294	1,094,242	(1,313,733)	1,530,494

Contract transactions
Contract purchase payments	5,213,230	5,173,494	569,694	1,004,138	792,974
Net transfers(1)	(880,239)	(3,787,443)	978,171	(877,150)	(1,304,655)
Transfers for policy loans	(951,227)	(1,114,000)	(77,604)	(146,064)	(173,886)
Policy charges	(2,655,177)	(2,846,337)	(214,517)	(778,045)	(416,299)
Contract terminations:
Surrender benefits	(5,412,746)	(6,068,801)	(359,468)	(1,093,506)	(1,108,452)
Death benefits	(33,280)	(30,188)	—	—	(1,738)
Increase (decrease) from contract transactions	(4,719,439)	(8,673,275)	896,276	(1,890,627)	(2,212,056)
Net assets at beginning of year	100,704,436	108,176,187	6,160,962	22,971,103	17,153,669
Net assets at end of year	$91,114,903	$103,544,206	$8,151,480	$19,766,743	$16,472,107

Accumulation unit activity
Units outstanding at beginning of year	44,369,799	37,086,429	3,688,600	13,239,394	7,366,623
Contract purchase payments	2,336,584	1,802,758	326,153	599,595	341,151
Net transfers(1)	40,632	189,962	949,437	(508,195)	(481,030)
Transfers for policy loans	(420,370)	(387,221)	(42,321)	(92,158)	(71,850)
Policy charges	(1,178,826)	(990,634)	(122,033)	(463,140)	(173,199)
Contract terminations:
Surrender benefits	(2,433,473)	(2,192,080)	(241,584)	(648,847)	(492,163)
Death benefits	(15,248)	(9,710)	—	—	(700)
Units outstanding at end of year	42,699,098	35,499,504	4,558,252	12,126,649	6,488,832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	57

Statement of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(102,371)
Net realized gain (loss) on sales of investments	771,663
Distributions from capital gains	1,355,381
Net change in unrealized appreciation or depreciation of investments	(2,542,962)
Net increase (decrease) in net assets resulting from operations	(518,289)

Contract transactions
Contract purchase payments	961,503
Net transfers(1)	(772,336)
Transfers for policy loans	(157,689)
Policy charges	(381,203)
Contract terminations:
Surrender benefits	(789,040)
Death benefits	(151)
Increase (decrease) from contract transactions	(1,138,916)
Net assets at beginning of year	15,713,142
Net assets at end of year	$14,055,937

Accumulation unit activity
Units outstanding at beginning of year	5,585,634
Contract purchase payments	416,646
Net transfers(1)	(173,354)
Transfers for policy loans	(66,740)
Policy charges	(154,776)
Contract terminations:
Surrender benefits	(301,190)
Death benefits	(61)
Units outstanding at end of year	5,306,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Single Premium Variable Life Insurance (SPVL) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through SPVL policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under SPVL policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through SPVL.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	59

Division	Fund
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(3)
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(1)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(3)	Invesco V.I. Mid Cap Growth Fund, Series II Shares were exchanged for corresponding Series I Shares of the same fund on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the policy.

60	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a change may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

For SPVL policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The Financial statements include other subaccounts that are not offered through SPVL policies.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and charges for any optional insurance benefits provided by rider for the policy month. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	61

risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

This product may also charge a no lapse guarantee charge. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$369,820
AB VPS Gro & Inc, Cl B	4,796,570
AB VPS Intl Val, Cl B	8,822,009
AB VPS Lg Cap Gro, Cl B	5,736,433
ALPS Alerian Engy Infr, Class III	3,113,582
AC VP Intl, Cl II	1,936,745
AC VP Val, Cl II	6,148,894
BlackRock Global Alloc, Cl III	6,412,543
Calvert VP SRI Bal, Cl I	1,105,338
Col VP Bal, Cl 3	7,376,440
Col VP Govt Money Mkt, Cl 3	12,475,286
Col VP Divd Opp, Cl 3	15,839,887
Col VP Emer Mkts, Cl 3	5,971,356
Col VP Global Bond, Cl 3	4,989,151
Col VP Hi Yield Bond, Cl 3	9,806,076
Col VP Inc Opp, Cl 2	1,847,895
Col VP Inc Opp, Cl 3	4,260,722
Col VP Inter Bond, Cl 3	10,194,716
Col VP Lg Cap Gro, Cl 3	9,746,891
Col VP Lg Cap Index, Cl 3	10,699,552
Col VP Disciplined Core, Cl 3	4,959,202
Col VP Limited Duration Cr, Cl 2	1,885,281
Col VP Man Vol Conserv, Cl 2	864,745
Col VP Man Vol Conserv Gro, Cl 2	1,323,637
Col VP Man Vol Gro, Cl 2	17,557,858
Col VP Man Vol Mod Gro, Cl 2	11,130,447
Col VP Mid Cap Gro, Cl 3	2,904,633
Col VP Mid Cap Val, Cl 3	2,467,808

Division	Purchases
Col VP Select Intl Eq, Cl 3	$4,094,579
Col VP Select Lg Cap Val, Cl 3	2,004,117
Col VP Select Sm Cap Val, Cl 3	2,106,885
Col VP US Govt Mtge, Cl 3	3,140,246
CS Commodity Return	1,521,125
Deutsche Alt Asset Alloc VIP, Cl B	697,738
EV VT Floating-Rate Inc	4,582,117
Fid VIP Contrafund, Serv Cl 2	19,251,165
Fid VIP Gro & Inc, Serv Cl 2	7,719,399
Fid VIP Mid Cap, Serv Cl 2	22,105,272
Fid VIP Overseas, Serv Cl 2	3,373,185
FTVIPT Frank Global Real Est, Cl 2	7,142,605
FTVIPT Frank Inc, Cl 2	1,769,458
FTVIPT Frank Mutual Shares, Cl 2	5,753,178
FTVIPT Frank Sm Cap Val, Cl 2	9,694,498
FTVIPT Temp Global Bond, Cl 2	2,318,862
GS VIT Mid Cap Val, Inst	15,917,426
GS VIT Multi-Strategy Alt, Advisor	575,716
GS VIT U.S. Eq Insights, Inst	8,449,295
Invesco VI Am Fran, Ser II	2,260,582
Invesco VI Bal Risk Alloc, Ser II	2,362,792
Invesco VI Comstock, Ser II	2,202,279
Invesco VI Div Divd, Ser I	3,694,721
Invesco VI Intl Gro, Ser II	4,762,236
Invesco VI Mid Cap Gro, Ser I	1,630,153
Invesco VI Mid Cap Gro, Ser II	1,538,436
Invesco VI Tech, Ser I	3,753,727
Ivy VIP Asset Strategy	2,328,841

62	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Division	Purchases
Janus Aspen Global Tech, Serv	$4,756,104
Janus Aspen Janus, Serv	4,300,263
Janus Aspen Overseas, Serv	4,343,328
Lazard Ret Global Dyn MA, Serv	1,753,998
MFS Mass Inv Gro Stock, Serv Cl	36,881,672
MFS New Dis, Serv Cl	2,157,807
MFS Utilities, Serv Cl	6,495,429
MS UIF Global Real Est, Cl II	2,299,472
MS UIF Mid Cap Gro, Cl II	2,406,549
NB AMT Abs Return Multi-Mgr, Cl S	421,296
Oppen Global VA, Serv	5,301,357
Oppen Global Strategic Inc VA, Srv	7,157,234
Oppen Main St Sm Cap VA, Serv	6,539,408
PIMCO VIT All Asset, Advisor Cl	2,512,372
PIMCO VIT Tot Return, Advisor Cl	1,302,102
Put VT Global Hlth Care, Cl IB	12,743,919
Put VT Intl Eq, Cl IB	1,852,519
Put VT Multi-Cap Gro, Cl IB	1,355,876
VanEck VIP Global Gold, Cl S	580,993
VP Aggr, Cl 2	39,168,663
VP Aggr, Cl 4	36,399,627

Division	Purchases
VP BR Gl Infl Prot Sec, Cl 3	$6,791,786
VP Conserv, Cl 2	4,401,233
VP Conserv, Cl 4	4,538,441
VP Mod, Cl 2	33,955,091
VP Mod, Cl 4	42,912,174
VP Mod Aggr, Cl 2	67,993,478
VP Mod Aggr, Cl 4	85,956,902
VP Mod Conserv, Cl 2	9,117,615
VP Mod Conserv, Cl 4	6,748,398
VP Multi-Mgr Div Inc, Cl 2	168,866
VP Multi-Mgr Int Rate Adapt, Cl 2	390,695
VP Ptnrs Sm Cap Val, Cl 3	2,330,829
VP MFS Blended Res Core Eq, Cl 3	1,129,418
VP Vty Sycamore Estb Val, Cl 3	3,040,455
Wanger Intl	17,689,128
Wanger USA	26,011,764
WF VT Index Asset Alloc, Cl 2	2,987,881
WF VT Intl Eq, Cl 2	4,710,568
WF VT Opp, Cl 2	3,552,069
WF VT Sm Cap Gro, Cl 2	7,259,013

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.06	$—	$—	$1.74	$0.75
0.20%	0.99	—	—	—	0.61
0.30%	0.99	1.48	1.24	1.73	0.61
0.45%	0.99	2.55	1.70	3.00	0.60
0.65%	—	—	—	—	—
0.90%	0.98	1.96	1.56	1.74	0.60

Subaccount	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$1.48	$1.19	$—	$1.40
0.20%	—	—	0.98	—	—
0.30%	1.21	1.42	0.98	1.26	1.36
0.45%	1.21	1.40	0.98	2.05	2.29
0.65%	—	—	—	—	1.90
0.90%	1.76	2.16	0.97	1.49	1.62

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	0.99	1.35	0.92	0.87	1.10
0.45%	0.97	2.34	1.88	1.15	2.16
0.65%	1.07	—	—	—	—
0.90%	1.10	2.27	2.19	1.70	2.27

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	63

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$1.13	$—	$—	$—	$1.53
0.20%	—	—	—	—	—
0.30%	0.92	1.09	1.02	1.62	1.50
0.45%	0.91	1.95	1.41	3.10	2.70
0.65%	—	—	1.48	—	—
0.90%	0.90	1.75	1.79	0.95	1.54

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$1.01	$1.00	$0.99	$0.98
0.20%	—	0.93	1.00	0.99	0.98
0.30%	1.53	0.92	1.00	0.99	0.97
0.45%	2.93	0.92	1.00	0.99	0.97
0.65%	1.95	—	—	—	—
0.90%	1.28	0.92	0.99	0.98	0.96

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$0.99	$—	$—	$—	$—
0.20%	0.99	—	—	—	—
0.30%	0.98	1.49	1.49	1.22	1.48
0.45%	0.98	2.99	2.88	1.92	2.78
0.65%	—	—	—	—	—
0.90%	0.97	2.04	1.86	1.10	1.74

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
0.00%	$—	$—	$—	$1.00	$—
0.20%	—	—	—	0.92	—
0.30%	1.57	1.04	0.54	0.92	1.03
0.45%	3.09	1.14	0.69	0.91	1.64
0.65%	—	1.19	—	—	—
0.90%	2.37	1.37	0.46	0.91	1.19

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.00%	$1.50	$—	$1.48	$—	$—
0.20%	—	—	—	—	—
0.30%	1.46	1.42	1.43	1.28	1.23
0.45%	2.77	1.39	1.40	1.26	2.30
0.65%	—	—	—	—	—
0.90%	1.51	2.03	3.15	1.77	2.55

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$1.02	$1.35	$1.43	$0.99	$—
0.20%	0.89	—	—	0.95	—
0.30%	0.89	1.31	1.32	0.94	1.39
0.45%	0.89	2.13	2.61	0.94	2.62
0.65%	—	—	—	—	—
0.90%	0.88	1.83	3.34	0.94	3.90

64	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$0.92	$—	$—	$1.01	$—
0.20%	0.92	—	—	0.96	—
0.30%	0.92	1.59	1.59	0.96	1.39
0.45%	0.92	2.76	1.52	0.96	2.62
0.65%	—	—	—	—	—
0.90%	0.91	1.57	1.49	0.95	1.31

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.51	1.18	1.51	1.50	1.51
0.45%	1.62	1.97	1.45	1.46	3.05
0.65%	—	—	—	—	—
0.90%	1.59	1.08	1.42	1.41	1.88

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
0.00%	$0.95	$—	$1.57	$—	$1.09
0.20%	0.88	—	—	—	0.99
0.30%	0.88	1.58	1.55	0.98	0.99
0.45%	0.88	3.35	2.72	1.60	0.99
0.65%	—	—	—	—	—
0.90%	0.87	0.92	1.55	1.23	0.98

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
0.00%	$—	$—	$1.21	$—	$1.38
0.20%	—	—	—	—	—
0.30%	0.98	1.28	1.15	1.20	1.35
0.45%	0.98	3.24	2.11	2.64	2.86
0.65%	—	—	—	—	—
0.90%	0.98	1.74	3.52	1.05	1.48

Subaccount	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	$0.94	$1.48	$1.01	$1.55	$0.95
0.20%	0.94	—	—	—	—
0.30%	0.94	1.39	1.00	1.51	0.92
0.45%	0.93	2.55	1.51	3.11	1.48
0.65%	—	—	—	—	—
0.90%	0.93	1.76	1.42	1.93	1.21

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
0.00%	$1.04	$—	$—	$—	$0.61
0.20%	1.02	—	—	—	0.58
0.30%	1.02	1.94	1.24	1.56	0.58
0.45%	1.02	2.97	1.84	1.89	0.58
0.65%	—	—	—	—	—
0.90%	1.01	2.83	1.56	1.85	0.57

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	65

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
0.00%	$1.31	$—	$—	$1.09	$—
0.20%	—	—	—	—	—
0.30%	1.27	1.27	1.02	1.07	1.07
0.45%	1.53	1.54	1.28	1.22	1.22
0.65%	—	—	—	—	—
0.90%	1.49	1.50	1.32	1.19	1.19

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.00%	$1.20	$—	$1.25	$—	$1.14
0.20%	—	—	—	—	—
0.30%	1.17	1.17	1.22	1.22	1.12
0.45%	1.39	1.39	1.46	1.46	1.30
0.65%	—	—	—	—	—
0.90%	1.35	1.35	1.42	1.43	1.27

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$0.99	$0.98	$—	$—
0.20%	—	0.98	0.98	—	—
0.30%	1.12	0.98	0.98	1.28	1.42
0.45%	1.30	0.98	0.97	2.44	2.44
0.65%	—	—	—	—	—
0.90%	1.27	0.97	0.97	2.26	1.25

Subaccount	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.53	1.19	1.44	1.42	1.21
0.45%	2.91	2.38	2.94	1.38	1.67
0.65%	—	—	—	—	—
0.90%	1.95	2.05	3.13	2.13	1.62

Subaccount				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%				$1.49	$1.42
0.20%				—	—
0.30%				1.43	1.41
0.45%				2.87	3.11
0.65%				—	—
0.90%				2.36	2.60

66	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	27,392	—	—	528,113	696,536
0.20%	—	—	—	—	—
0.30%	509,071	1,830,490	3,792,585	277,130	401,641
0.45%	59,031	4,595,990	11,980,420	1,108,008	2,233,321
0.65%	—	—	—	—	—
0.90%	50,110	4,469,751	12,413,729	2,885,720	2,520,005
Total	645,604	10,896,231	28,186,734	4,798,971	5,851,503

Subaccount	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	500,137	770,078	—	1,072,728
0.20%	—	—	—	—	—
0.30%	1,496,756	2,470,883	303,511	251,071	991,859
0.45%	2,481,652	8,108,020	1,695,550	2,051,026	14,476,502
0.65%	—	—	—	—	4,169,815
0.90%	2,184,939	5,160,265	3,822,531	1,993,159	73,890,860
Total	6,163,347	16,239,305	6,591,670	4,295,256	94,601,764

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	2,510,754	8,327,672	3,115,088	2,545,066	3,938,310
0.45%	26,085,186	41,787,072	9,320,577	10,559,878	13,390,956
0.65%	388,849	—	—	—	—
0.90%	18,225,429	37,965,019	7,787,917	5,790,520	10,320,239
Total	47,210,218	88,079,763	20,223,582	18,895,464	27,649,505

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	415,048	—	—	—	1,146,986
0.20%	—	—	—	—	—
0.30%	239,250	583,553	5,107,807	2,489,933	2,859,670
0.45%	2,610,075	3,438,823	32,048,144	9,674,156	12,939,307
0.65%	—	—	838,586	—	—
0.90%	4,866,941	4,396,969	25,918,962	24,240,500	16,183,537
Total	8,131,314	8,419,345	63,913,499	36,404,589	33,129,500

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	—	164,638	—	37,921	3,537,374
0.20%	—	—	—	—	—
0.30%	3,545,158	125,125	199	89,555	3,517,089
0.45%	32,509,979	864,399	232,950	951,533	9,696,921
0.65%	1,343,213	—	—	—	—
0.90%	141,050,997	831,535	405,954	2,221,256	13,850,363
Total	178,449,347	1,985,697	639,103	3,300,265	30,601,747

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	67

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	1,309,522	—	—	—	—
0.20%	—	—	—	—	—
0.30%	715,724	683,916	526,667	1,151,442	506,893
0.45%	7,945,038	3,081,481	1,553,243	11,425,726	1,518,316
0.65%	—	—	—	—	—
0.90%	13,311,054	2,821,624	4,855,319	47,432,489	2,964,863
Total	23,281,338	6,587,021	6,935,229	60,009,657	4,990,072

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
0.00%	—	—	—	286,816	—
0.20%	—	—	—	—	—
0.30%	704,993	2,130,579	778,961	41,132	1,178,270
0.45%	3,376,635	10,611,057	4,460,848	388,563	6,720,386
0.65%	—	400,688	—	—	—
0.90%	2,272,456	7,153,607	6,460,106	440,753	9,215,155
Total	6,354,084	20,295,931	11,699,915	1,157,264	17,113,811

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.00%	1,730,986	—	828,120	—	—
0.20%	—	—	—	—	—
0.30%	3,955,268	2,731,134	6,562,132	1,676,300	2,812,562
0.45%	14,485,189	12,060,475	21,462,094	4,978,181	11,664,464
0.65%	—	—	—	—	—
0.90%	26,806,309	4,347,601	9,380,065	3,461,242	7,442,184
Total	46,977,752	19,139,210	38,232,411	10,115,723	21,919,210

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	278,936	260,729	302,224	327,693	—
0.20%	—	—	—	—	—
0.30%	92,888	1,244,973	1,923,853	130,282	4,192,393
0.45%	1,058,811	3,851,562	6,599,860	1,411,136	19,136,596
0.65%	—	—	—	—	—
0.90%	1,589,688	5,477,901	3,647,612	1,173,516	8,899,337
Total	3,020,323	10,835,165	12,473,549	3,042,627	32,228,326

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	60,127	—	—	137,733	—
0.20%	—	—	—	—	—
0.30%	15,663	1,205,115	914,780	69,508	400,968
0.45%	238,650	8,573,277	2,863,007	1,172,561	1,813,950
0.65%	—	—	—	—	—
0.90%	401,017	11,041,051	2,736,257	1,114,064	3,298,479
Total	715,457	20,819,443	6,514,044	2,493,866	5,513,397

68	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	441,278	873,523	157,658	415,822	647,750
0.45%	3,301,565	6,901,862	3,309,188	1,027,898	1,246,787
0.65%	—	—	—	—	—
0.90%	3,413,811	8,756,614	1,668,464	1,142,467	2,781,416
Total	7,156,654	16,531,999	5,135,310	2,586,187	4,675,953

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
0.00%	566,422	—	224,606	—	128,162
0.20%	—	—	—	—	—
0.30%	50,992	375,735	509,223	1,492,663	517,120
0.45%	829,679	2,596,123	1,565,911	13,180,760	370,249
0.65%	—	—	—	—	—
0.90%	1,887,846	6,456,166	3,336,526	11,851,011	1,079,197
Total	3,334,939	9,428,024	5,636,266	26,524,434	2,094,728

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
0.00%	—	—	558,390	—	410,465
0.20%	—	—	—	—	—
0.30%	1,284,649	873,228	1,343,032	735,009	205,649
0.45%	18,340,790	4,122,903	4,238,944	1,911,500	962,605
0.65%	—	—	—	—	—
0.90%	11,651,182	3,497,242	3,105,518	5,737,004	2,295,295
Total	31,276,621	8,493,373	9,245,884	8,383,513	3,874,014

Subaccount	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	19,864	639,771	105,515	380,781	254,871
0.20%	—	—	—	—	—
0.30%	29,403	537,458	1,982,744	436,360	1,640,288
0.45%	164,446	2,339,858	12,546,472	1,933,888	5,586,258
0.65%	—	—	—	—	—
0.90%	299,946	4,899,668	17,420,135	4,142,943	6,237,165
Total	513,659	8,416,755	32,054,866	6,893,972	13,718,582

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
0.00%	69,996	—	—	—	71,452
0.20%	—	—	—	—	—
0.30%	24,467	729,624	356,502	194,598	19,332
0.45%	819,542	3,886,777	1,319,241	3,364,805	502,616
0.65%	—	—	—	—	—
0.90%	304,574	4,708,087	1,220,369	700,536	450,729
Total	1,218,579	9,324,488	2,896,112	4,259,939	1,044,129

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	69

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
0.00%	24,315,518	—	—	921,660	—
0.20%	—	—	—	—	—
0.30%	8,054,662	20,553,733	497,352	656,948	764,593
0.45%	41,471,647	74,594,031	3,992,241	4,462,382	5,982,278
0.65%	—	—	—	—	—
0.90%	50,904,269	127,341,131	3,931,474	6,737,436	11,852,936
Total	124,746,096	222,488,895	8,421,067	12,778,426	18,599,807

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.00%	24,561,560	—	67,502,041	—	1,882,867
0.20%	—	—	—	—	—
0.30%	9,741,780	28,092,740	17,569,237	63,488,143	445,361
0.45%	83,808,146	175,391,597	93,384,338	243,729,027	15,863,182
0.65%	—	—	—	—	—
0.90%	124,288,962	274,184,464	158,544,979	441,449,948	21,050,606
Total	242,400,448	477,668,801	337,000,595	748,667,118	39,242,016

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
0.00%	—	4,332	5,724	—	—
0.20%	—	—	—	—	—
0.30%	3,085,414	17,063	49,102	1,483,106	306,136
0.45%	25,142,369	101,039	190,602	2,800,949	1,025,402
0.65%	—	—	—	—	—
0.90%	32,707,772	77,088	277,724	2,126,660	2,160,318
Total	60,935,555	199,522	523,152	6,410,715	3,491,856

Subaccount	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	170,870	4,377,518	4,995,118	976,414	272,214
0.45%	875,154	18,792,211	17,659,607	2,145,541	8,329,880
0.65%	—	—	—	—	—
0.90%	1,464,977	17,399,419	11,217,750	1,645,190	4,519,421
Total	2,511,001	40,569,148	33,872,475	4,767,145	13,121,515

Subaccount				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%				96,534	975,660
0.20%				—	—
0.30%				883,271	673,682
0.45%				2,320,601	2,193,173
0.65%				—	—
0.90%				2,529,421	2,579,848
Total				5,829,827	6,422,363

70	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$29,121	$—	$—	$919,920	$522,388
0.20%	74	—	—	—	88
0.30%	503,954	2,715,621	4,700,906	480,599	243,247
0.45%	58,299	11,717,576	20,398,289	3,323,180	1,349,441
0.65%	—	—	—	—	—
0.90%	49,145	8,756,006	19,395,957	5,028,728	1,512,128
Total	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292

Subaccount	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$740,255	$919,493	$—	$1,500,272
0.20%	—	—	73	—	—
0.30%	1,812,168	3,514,093	296,850	315,713	1,344,035
0.45%	3,003,015	11,332,323	1,654,606	4,198,252	33,124,012
0.65%	—	—	—	—	7,930,900
0.90%	3,838,550	11,139,246	3,704,168	2,976,286	119,809,037
Total	$8,653,733	$26,725,917	$6,575,190	$7,490,251	$163,708,256

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	2,487,894	11,234,568	2,861,328	2,211,464	4,341,687
0.45%	25,323,087	97,737,556	17,524,594	12,129,043	28,933,663
0.65%	417,476	—	—	—	—
0.90%	20,091,378	86,155,234	17,018,085	9,850,285	23,400,470
Total	$48,319,835	$195,127,358	$37,404,007	$24,190,792	$56,675,820

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$466,978	$—	$—	$—	$1,758,373
0.20%	—	—	—	—	—
0.30%	219,671	637,513	5,215,006	4,024,140	4,278,744
0.45%	2,386,765	6,706,723	45,282,456	30,003,374	34,909,347
0.65%	—	—	1,241,451	—	—
0.90%	4,395,012	7,681,653	46,396,358	22,915,309	24,916,151
Total	$7,468,426	$15,025,889	$98,135,271	$56,942,823	$65,862,615

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$165,600	$10	$37,712	$3,460,785
0.20%	—	72	10	10	10
0.30%	5,425,860	115,702	208	88,652	3,425,126
0.45%	95,225,508	797,497	231,801	939,748	9,421,606
0.65%	2,625,823	—	—	—	—
0.90%	180,600,125	761,828	401,123	2,178,491	13,363,084
Total	$283,877,316	$1,840,699	$633,152	$3,244,613	$29,670,611

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	71

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1,294,430	$—	$—	$—	$—
0.20%	10	—	—	—	—
0.30%	704,221	1,016,436	785,284	1,405,089	749,232
0.45%	7,800,040	9,206,868	4,473,316	21,928,080	4,215,813
0.65%	—	—	—	—	—
0.90%	12,975,615	5,755,150	9,024,932	52,040,970	5,149,576
Total	$22,774,316	$15,978,454	$14,283,532	$75,374,139	$10,114,621

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc
0.00%	$—	$—	$—	$286,445	$—
0.20%	—	—	—	68	—
0.30%	1,108,326	2,221,656	419,076	37,667	1,214,845
0.45%	10,428,031	12,046,515	3,059,790	355,010	11,041,603
0.65%	—	476,822	—	—	—
0.90%	5,379,166	9,818,836	2,974,242	399,911	10,993,221
Total	$16,915,523	$24,563,829	$6,453,108	$1,079,101	$23,249,669

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.00%	$2,596,117	$—	$1,223,006	$—	$—
0.20%	—	—	—	—	—
0.30%	5,779,626	3,886,469	9,402,936	2,149,319	3,464,611
0.45%	40,155,895	16,817,415	30,132,280	6,294,554	26,779,500
0.65%	—	—	—	—	—
0.90%	40,605,319	8,818,615	29,504,491	6,135,307	18,961,453
Total	$89,136,957	$29,522,499	$70,262,713	$14,579,180	$49,205,564

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$285,062	$350,910	$431,246	$325,639	$—
0.20%	66	—	—	71	—
0.30%	82,783	1,627,413	2,542,024	123,007	5,824,806
0.45%	941,437	8,192,097	17,225,577	1,329,255	50,106,435
0.65%	—	—	—	—	—
0.90%	1,403,686	10,019,078	12,167,919	1,097,773	34,680,421
Total	$2,713,034	$20,189,498	$32,366,766	$2,875,745	$90,611,662

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$55,578	$—	$—	$139,649	$—
0.20%	69	—	—	71	—
0.30%	14,411	1,919,689	1,458,658	66,588	559,011
0.45%	219,073	23,627,139	4,347,115	1,120,755	4,747,061
0.65%	—	—	—	—	—
0.90%	365,571	17,373,713	4,080,151	1,057,527	4,322,374
Total	$654,702	$42,920,541	$9,885,924	$2,384,590	$9,628,446

72	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	664,889	1,034,681	238,181	623,396	980,361
0.45%	5,346,396	13,580,877	4,792,295	1,497,901	3,804,719
0.65%	—	—	—	—	—
0.90%	5,412,884	9,472,226	2,376,505	1,614,939	5,224,969
Total	$11,424,169	$24,087,784	$7,406,981	$3,736,236	$10,010,049

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
0.00%	$535,757	$—	$352,885	$—	$139,965
0.20%	65	—	—	—	73
0.30%	44,895	593,939	791,247	1,465,278	510,954
0.45%	728,793	8,700,741	4,260,463	21,120,811	364,963
0.65%	—	—	—	—	—
0.90%	1,646,787	5,971,062	5,187,869	14,596,563	1,056,444
Total	$2,956,297	$15,265,742	$10,592,464	$37,182,652	$2,072,399

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
0.00%	$—	$—	$675,476	$—	$565,194
0.20%	—	—	—	—	—
0.30%	1,260,714	1,117,626	1,547,360	882,540	277,526
0.45%	17,980,015	13,360,395	8,933,322	5,039,395	2,750,550
0.65%	—	—	—	—	—
0.90%	11,382,722	6,076,686	10,928,360	6,005,497	3,403,767
Total	$30,623,451	$20,554,707	$22,084,518	$11,927,432	$6,997,037

Subaccount	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	$18,691	$947,212	$106,613	$588,511	$241,296
0.20%	70	—	—	—	—
0.30%	27,532	748,362	1,990,219	658,407	1,516,824
0.45%	153,669	5,966,319	18,949,168	6,014,690	8,280,873
0.65%	—	—	—	—	—
0.90%	278,336	8,630,872	24,660,804	8,003,014	7,529,702
Total	$478,298	$16,292,765	$45,706,804	$15,264,622	$17,568,695

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
0.00%	$73,004	$—	$—	$—	$43,929
0.20%	2,022	—	—	—	77
0.30%	24,910	1,416,182	442,077	304,251	11,163
0.45%	832,496	11,538,315	2,425,944	6,371,104	289,576
0.65%	—	—	—	—	—
0.90%	307,255	13,334,164	1,902,776	1,295,483	257,878
Total	$1,239,687	$26,288,661	$4,770,797	$7,970,838	$602,623

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	73

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
0.00%	$31,874,010	$—	$—	$1,006,976	$—
0.20%	—	—	—	—	—
0.30%	10,262,408	26,199,565	505,013	703,673	818,972
0.45%	63,597,083	114,537,707	5,116,448	5,441,972	7,295,892
0.65%	—	—	—	—	—
0.90%	76,050,243	190,483,558	5,189,752	8,004,781	14,081,628
Total	$181,783,744	$331,220,830	$10,811,213	$15,157,402	$22,196,492

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.00%	$29,391,885	$—	$84,449,127	$—	$2,153,718
0.20%	—	—	—	—	—
0.30%	11,376,896	32,799,079	21,398,889	77,304,767	498,644
0.45%	116,348,658	243,837,243	136,563,335	356,890,911	20,661,580
0.65%	—	—	—	—	—
0.90%	168,088,689	371,336,815	225,862,342	629,733,413	26,708,918
Total	$325,206,128	$647,973,137	$468,273,693	$1,063,929,091	$50,022,860

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$4,342	$5,615	$—	$—
0.20%	—	74	73	—	—
0.30%	3,451,064	16,739	47,943	1,892,757	433,476
0.45%	32,797,243	98,883	185,676	6,836,979	2,506,653
0.65%	—	—	—	—	—
0.90%	41,562,779	74,913	268,654	4,810,127	2,701,365
Total	$77,811,086	$194,951	$507,961	$13,539,863	$5,641,494

Subaccount	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	261,030	5,220,025	7,173,153	1,381,979	328,387
0.45%	2,545,108	44,804,337	51,987,135	2,957,634	13,926,177
0.65%	—	—	—	—	—
0.90%	2,860,690	35,610,252	35,113,953	3,500,757	7,324,885
Total	$5,666,828	$85,634,614	$94,274,241	$7,840,370	$21,579,449

Subaccount				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%				$143,522	$1,387,949
0.20%				—	—
0.30%				1,261,838	949,287
0.45%				6,671,262	6,814,210
0.65%				—	—
0.90%				5,958,289	6,709,806
Total				$14,034,911	$15,861,252

74	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	646	$1.06	to	$0.98	$641	0.72%	0.00%	to	0.90%	(1.30%)		to	(2.19%)
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%		to	(0.44	%)(11)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(10)	to	1.30	%(10)
AB VPS Gro & Inc, Cl B
2015	10,896	$1.48	to	$1.96	$23,189	1.18%	0.30%	to	0.90%	1.12%		to	0.52%
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%		to	8.31%
2013	12,846	$1.35	to	$1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
2012	13,171	$1.00	to	$1.35	$18,014	1.34%	0.30%	to	0.90%	1.33	%(8)	to	16.19%
2011	13,733	$1.48	to	$1.16	$16,063	1.09%	0.45%	to	0.90%	5.60%		to	5.12%
AB VPS Intl Val, Cl B
2015	28,187	$1.24	to	$1.56	$44,495	2.23%	0.30%	to	0.90%	2.10%		to	1.48%
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	29,802	$1.30	to	$1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
2012	31,933	$1.06	to	$1.37	$44,049	1.38%	0.30%	to	0.90%	7.63	%(8)	to	13.17%
2011	34,962	$1.29	to	$1.21	$42,487	3.82%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
AB VPS Lg Cap Gro, Cl B
2015	4,799	$1.74	to	$1.74	$9,752	—	0.00%	to	0.90%	10.86%		to	9.86%
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	2,444	$1.38	to	$1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	2,641	$1.01	to	$1.04	$3,005	0.03%	0.00%	to	0.90%	(1.17	%)(7)	to	15.08%
2011	2,719	$1.52	to	$0.90	$2,716	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
ALPS Alerian Engy Infr, Class III
2015	5,852	$0.75	to	$0.60	$3,627	0.85%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%		to	(5.82	%)(11)
2013	5	$1.08	to	$1.08	$5	—	0.00%	to	0.00%	3.37	%(10)	to	3.37	%(10)
AC VP Intl, Cl II
2015	6,163	$1.21	to	$1.76	$8,654	0.21%	0.30%	to	0.90%	0.21%		to	(0.39%)
2014	5,877	$1.21	to	$1.76	$8,723	1.53%	0.30%	to	0.90%	(5.94%)		to	(6.50%)
2013	5,391	$1.28	to	$1.89	$9,534	1.53%	0.30%	to	0.90%	21.89%		to	21.16%
2012	5,184	$1.05	to	$1.56	$8,070	0.69%	0.30%	to	0.90%	6.14	%(8)	to	19.92%
2011	5,331	$1.30	to	$1.30	$6,922	1.24%	0.90%	to	0.90%	(12.97%)		to	(12.97%)
AC VP Val, Cl II
2015	16,239	$1.48	to	$2.16	$26,726	1.97%	0.00%	to	0.90%	(4.02%)		to	(4.88%)
2014	16,399	$1.54	to	$2.27	$30,399	1.39%	0.00%	to	0.90%	12.89%		to	11.88%
2013	15,793	$1.37	to	$2.03	$29,107	1.50%	0.00%	to	0.90%	31.48%		to	30.30%
2012	14,204	$1.04	to	$1.56	$22,101	1.78%	0.00%	to	0.90%	1.19	%(7)	to	13.55%
2011	14,656	$1.37	to	$1.37	$20,093	1.89%	0.90%	to	0.90%	(0.04%)		to	(0.04%)
BlackRock Global Alloc, Cl III
2015	6,592	$1.19	to	$0.97	$6,575	1.62%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%		to	(2.06	%)(11)
2013	171	$1.18	to	$1.18	$203	1.81%	0.00%	to	0.00%	14.41%		to	14.41%
2012	17	$1.03	to	$1.03	$18	24.21%	0.00%	to	0.00%	1.69	%(7)	to	1.69	%(7)
Calvert VP SRI Bal, Cl I
2015	4,295	$1.26	to	$1.49	$7,490	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%		to	8.68%
2013	4,601	$1.18	to	$1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%
2012	5,009	$1.00	to	$1.21	$6,642	1.19%	0.30%	to	0.90%	0.72	%(8)	to	9.52%
2011	5,586	$1.49	to	$1.11	$6,573	1.28%	0.45%	to	0.90%	4.10%		to	3.63%
Col VP Bal, Cl 3
2015	94,602	$1.40	to	$1.62	$163,708	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	106,368	$1.25	to	$1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
2012	114,820	$1.03	to	$1.22	$147,059	—	0.00%	to	0.90%	1.44	%(7)	to	13.23%
2011	129,362	$1.50	to	$1.08	$145,354	—	0.45%	to	0.90%	1.93%		to	1.47%

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 3
2015	47,210	$0.99	to	$1.10	$48,320	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	57,235	$1.00	to	$1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
2012	62,789	$1.00	to	$1.13	$67,443	0.01%	0.30%	to	0.90%	(0.05	%)(8)	to	(0.88%)
2011	73,316	$0.99	to	$1.14	$80,169	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Divd Opp, Cl 3
2015	88,080	$1.35	to	$2.27	$195,127	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	103,365	$1.27	to	$2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
2012	110,137	$1.01	to	$1.72	$190,556	—	0.30%	to	0.90%	1.59	%(8)	to	12.96%
2011	126,361	$1.54	to	$1.52	$193,142	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
Col VP Emer Mkts, Cl 3
2015	20,224	$0.92	to	$2.19	$37,404	0.12%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	20,895	$1.04	to	$2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
2012	21,618	$1.06	to	$2.57	$52,674	0.39%	0.30%	to	0.90%	7.05	%(8)	to	19.50%
2011	23,396	$1.82	to	$2.15	$48,289	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
Col VP Global Bond, Cl 3
2015	18,895	$0.87	to	$1.70	$24,191	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
2013	21,615	$0.92	to	$1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
2012	24,398	$1.00	to	$2.00	$42,291	2.64%	0.30%	to	0.90%	0.61	%(8)	to	5.42%
2011	25,722	$1.26	to	$1.90	$43,580	2.88%	0.45%	to	0.90%	4.32%		to	3.84%
Col VP Hi Yield Bond, Cl 3
2015	27,650	$1.10	to	$2.27	$56,676	6.04%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
2013	29,769	$1.08	to	$2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
2012	31,733	$1.02	to	$2.14	$66,843	7.28%	0.30%	to	0.90%	2.37	%(8)	to	14.69%
2011	31,905	$1.75	to	$1.87	$58,824	8.24%	0.45%	to	0.90%	5.21%		to	4.73%
Col VP Inc Opp, Cl 2
2015	8,131	$1.13	to	$0.90	$7,468	9.14%	0.00%	to	0.90%	(1.21%)		to	(2.10%)
2014	9,087	$1.14	to	$0.92	$8,490	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	9,162	$1.10	to	$0.90	$8,256	8.61%	0.00%	to	0.90%	5.01%		to	0.89	%(9)
2012	0	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	3.16	%(7)	to	3.16	%(7)
Col VP Inc Opp, Cl 3
2015	8,419	$1.09	to	$1.75	$15,026	8.97%	0.30%	to	0.90%	(1.31%)		to	(1.91%)
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	10,334	$1.07	to	$1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
2012	12,297	$1.02	to	$1.66	$21,006	6.53%	0.30%	to	0.90%	2.09	%(8)	to	13.76%
2011	11,168	$1.60	to	$1.46	$16,655	9.12%	0.45%	to	0.90%	5.79%		to	5.31%
Col VP Inter Bond, Cl 3
2015	63,913	$1.02	to	$1.79	$98,135	1.33%	0.30%	to	0.90%	(0.12%)		to	(0.74%)
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
2013	73,135	$0.97	to	$1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)
2012	90,171	$1.00	to	$1.79	$148,622	3.84%	0.30%	to	0.90%	0.04	%(8)	to	6.59%
2011	91,587	$1.30	to	$1.68	$144,170	4.50%	0.45%	to	0.90%	6.21%		to	5.72%
Col VP Lg Cap Gro, Cl 3
2015	36,405	$1.62	to	$0.95	$56,943	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	43,195	$1.31	to	$0.77	$47,219	—	0.30%	to	0.90%	29.88%		to	29.09%
2012	51,835	$1.01	to	$0.60	$40,678	—	0.30%	to	0.90%	1.88	%(8)	to	19.07%
2011	61,060	$1.62	to	$0.50	$37,920	—	0.45%	to	0.90%	(3.66%)		to	(4.10%)
Col VP Lg Cap Index, Cl 3
2015	33,130	$1.53	to	$1.54	$65,863	—	0.00%	to	0.90%	0.86%		to	(0.04%)
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	30,774	$1.34	to	$1.37	$51,930	—	0.00%	to	0.90%	31.75%		to	30.57%
2012	31,468	$1.02	to	$1.05	$39,404	—	0.00%	to	0.90%	(0.10	%)(7)	to	14.50%
2011	35,680	$1.58	to	$0.92	$36,940	—	0.45%	to	0.90%	1.17%		to	0.71%

76	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 3
2015	178,449	$1.53	to	$1.28	$283,877	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	215,895	$1.33	to	$1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
2012	245,142	$1.00	to	$0.85	$245,254	—	0.30%	to	0.90%	0.52	%(8)	to	12.84%
2011	282,660	$1.69	to	$0.75	$242,319	—	0.45%	to	0.90%	4.76%		to	4.28%
Col VP Limited Duration Cr, Cl 2
2015	1,986	$1.01	to	$0.92	$1,841	5.40%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%		to	(1.92	%)(11)
2013	7	$1.03	to	$1.03	$7	0.20%	0.00%	to	0.00%	1.19%		to	1.19%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	1.33	%(7)	to	1.33	%(7)
Col VP Man Vol Conserv, Cl 2
2015	639	$1.00	to	$0.99	$633	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(11)	to	0.21	%(11)
Col VP Man Vol Conserv Gro, Cl 2
2015	3,300	$0.99	to	$0.98	$3,245	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(11)	to	0.10	%(11)
Col VP Man Vol Gro, Cl 2
2015	30,602	$0.98	to	$0.96	$29,671	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(11)	to	(0.11	%)(11)
Col VP Man Vol Mod Gro, Cl 2
2015	23,281	$0.99	to	$0.97	$22,774	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(11)	to	0.12	%(11)
Col VP Mid Cap Gro, Cl 3
2015	6,587	$1.49	to	$2.04	$15,978	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	7,017	$1.32	to	$1.84	$14,814	—	0.30%	to	0.90%	30.64%		to	29.85%
2012	7,627	$1.01	to	$1.41	$12,126	—	0.30%	to	0.90%	2.57	%(8)	to	10.26%
2011	8,628	$1.84	to	$1.28	$12,265	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
Col VP Mid Cap Val, Cl 3
2015	6,935	$1.49	to	$1.86	$14,284	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	7,154	$1.41	to	$1.78	$13,857	—	0.30%	to	0.90%	37.33%		to	36.50%
2012	6,577	$1.02	to	$1.30	$9,228	—	0.30%	to	0.90%	3.62	%(8)	to	17.39%
2011	7,409	$1.69	to	$1.11	$8,777	—	0.45%	to	0.90%	(8.90%)		to	(9.31%)
Col VP Select Intl Eq, Cl 3
2015	60,010	$1.22	to	$1.10	$75,374	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	72,951	$1.28	to	$1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%		to	21.06%
2012	81,126	$1.05	to	$0.96	$85,682	1.56%	0.30%	to	0.90%	5.86	%(8)	to	16.64%
2011	93,912	$1.41	to	$0.82	$84,058	1.34%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
Col VP Select Lg Cap Val, Cl 3
2015	4,990	$1.48	to	$1.74	$10,115	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	5,992	$1.41	to	$1.67	$11,397	—	0.30%	to	0.90%	37.38%		to	36.55%
2012	3,259	$1.02	to	$1.22	$4,432	—	0.30%	to	0.90%	3.13	%(8)	to	17.41%
2011	3,618	$1.64	to	$1.04	$4,074	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
Col VP Select Sm Cap Val, Cl 3
2015	6,354	$1.57	to	$2.37	$16,916	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%		to	5.02%
2013	7,591	$1.54	to	$2.35	$19,599	—	0.30%	to	0.90%	47.95%		to	47.05%
2012	7,585	$1.04	to	$1.60	$13,193	—	0.30%	to	0.90%	5.93	%(8)	to	16.70%
2011	9,163	$1.75	to	$1.37	$13,371	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
Col VP US Govt Mtge, Cl 3
2015	20,296	$1.04	to	$1.37	$24,564	2.85%	0.30%	to	0.90%	0.92%		to	0.30%
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%		to	4.83%
2013	24,967	$0.98	to	$1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)		to	(2.84%)
2012	28,888	$1.00	to	$1.34	$36,192	0.92%	0.30%	to	0.90%	0.24	%(8)	to	0.70%
2011	30,293	$1.08	to	$1.33	$38,244	0.88%	0.45%	to	0.90%	0.93%		to	0.47%

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2015	11,700	$0.54	to	$0.46	$6,453	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	13,038	$0.87	to	$0.75	$11,298	—	0.30%	to	0.90%	(10.54%)		to	(11.08%)
2012	13,912	$0.97	to	$0.85	$13,294	—	0.30%	to	0.90%	(0.90	%)(8)	to	(2.98%)
2011	14,525	$1.28	to	$0.87	$13,973	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	1,157	$1.00	to	$0.91	$1,079	2.57%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%		to	(2.90	%)(11)
2013	163	$1.04	to	$1.04	$169	0.35%	0.00%	to	0.00%	0.75%		to	0.75%
2012	3	$1.03	to	$1.03	$3	—	0.00%	to	0.00%	1.54	%(7)	to	1.54	%(7)
EV VT Floating-Rate Inc
2015	17,114	$1.03	to	$1.19	$23,250	3.34%	0.30%	to	0.90%	(1.29%)		to	(1.88%)
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	26,662	$1.04	to	$1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%		to	2.92%
2012	18,993	$1.01	to	$1.19	$24,634	4.19%	0.30%	to	0.90%	0.61	%(8)	to	6.36%
2011	17,423	$1.51	to	$1.11	$20,913	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
Fid VIP Contrafund, Serv Cl 2
2015	46,978	$1.50	to	$1.51	$89,137	0.80%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	52,984	$1.34	to	$1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%		to	29.78%
2012	58,532	$1.02	to	$1.06	$72,573	1.13%	0.00%	to	0.90%	(0.02	%)(7)	to	15.10%
2011	63,218	$1.66	to	$0.92	$65,686	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
Fid VIP Gro & Inc, Serv Cl 2
2015	19,139	$1.42	to	$2.03	$29,522	1.87%	0.30%	to	0.90%	(2.83%)		to	(3.41%)
2014	19,196	$1.46	to	$2.10	$32,466	1.54%	0.30%	to	0.90%	9.90%		to	9.24%
2013	18,470	$1.33	to	$1.92	$31,997	1.67%	0.30%	to	0.90%	32.85%		to	32.06%
2012	17,499	$1.00	to	$1.46	$25,464	2.04%	0.30%	to	0.90%	1.28	%(8)	to	17.19%
2011	18,563	$1.24	to	$1.24	$23,060	1.57%	0.90%	to	0.90%	0.45%		to	0.45%
Fid VIP Mid Cap, Serv Cl 2
2015	38,232	$1.48	to	$3.15	$70,263	0.25%	0.00%	to	0.90%	(1.63%)		to	(2.51%)
2014	36,082	$1.50	to	$3.23	$76,919	0.02%	0.00%	to	0.90%	6.03%		to	5.08%
2013	31,136	$1.42	to	$3.07	$78,567	0.28%	0.00%	to	0.90%	35.87%		to	34.65%
2012	27,440	$1.04	to	$2.28	$62,499	0.39%	0.00%	to	0.90%	1.19	%(7)	to	13.53%
2011	29,848	$2.01	to	$2.01	$59,948	0.02%	0.90%	to	0.90%	(11.65%)		to	(11.65%)
Fid VIP Overseas, Serv Cl 2
2015	10,116	$1.28	to	$1.77	$14,579	1.14%	0.30%	to	0.90%	2.99%		to	2.37%
2014	9,888	$1.25	to	$1.73	$14,573	1.11%	0.30%	to	0.90%	(8.57%)		to	(9.12%)
2013	8,952	$1.36	to	$1.91	$15,932	1.15%	0.30%	to	0.90%	29.78%		to	29.00%
2012	8,372	$1.05	to	$1.48	$12,364	1.73%	0.30%	to	0.90%	5.49	%(8)	to	19.30%
2011	8,967	$1.24	to	$1.24	$11,101	1.15%	0.90%	to	0.90%	(18.08%)		to	(18.08%)
FTVIPT Frank Global Real Est, Cl 2
2015	21,919	$1.23	to	$2.55	$49,206	3.22%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%		to	13.98%
2013	22,748	$1.07	to	$2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
2012	23,244	$1.05	to	$2.21	$49,524	—	0.30%	to	0.90%	4.34	%(8)	to	26.27%
2011	24,298	$1.55	to	$1.75	$41,430	7.82%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
FTVIPT Frank Inc, Cl 2
2015	3,020	$1.02	to	$0.88	$2,713	4.98%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%		to	(5.08	%)(11)
2013	4	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	2.68	%(10)	to	2.68	%(10)
FTVIPT Frank Mutual Shares, Cl 2
2015	10,835	$1.35	to	$1.83	$20,189	3.09%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
2013	12,025	$1.32	to	$1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
2012	12,747	$1.03	to	$1.44	$18,632	2.04%	0.00%	to	0.90%	1.41	%(7)	to	13.22%
2011	13,997	$1.45	to	$1.27	$18,021	2.33%	0.45%	to	0.90%	(1.49%)		to	(1.93%)

78	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Frank Sm Cap Val, Cl 2
2015	12,474	$1.43	to	$3.34	$32,367	0.63%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	12,729	$1.53	to	$3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
2012	13,285	$1.12	to	$2.70	$33,052	0.78%	0.00%	to	0.90%	6.48	%(7)	to	17.32%
2011	14,868	$1.77	to	$2.30	$32,212	0.70%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
FTVIPT Temp Global Bond, Cl 2
2015	3,043	$0.99	to	$0.94	$2,876	7.47%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%		to	(1.76	%)(11)
2013	2	$1.02	to	$1.02	$2	—	0.00%	to	0.00%	0.38	%(10)	to	0.38	%(10)
GS VIT Mid Cap Val, Inst
2015	32,228	$1.39	to	$3.90	$90,612	0.39%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
2013	33,561	$1.35	to	$3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
2012	34,956	$1.02	to	$2.92	$86,843	1.15%	0.30%	to	0.90%	3.26	%(8)	to	17.40%
2011	37,702	$1.64	to	$2.49	$83,147	0.73%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
GS VIT Multi-Strategy Alt, Advisor
2015	715	$0.92	to	$0.91	$655	3.26%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(11)	to	(3.26	%)(11)
GS VIT U.S. Eq Insights, Inst
2015	20,819	$1.59	to	$1.57	$42,921	1.34%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
2013	24,171	$1.38	to	$1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
2012	26,650	$1.00	to	$1.01	$31,535	1.77%	0.30%	to	0.90%	1.53	%(8)	to	13.43%
2011	31,288	$1.53	to	$0.89	$31,252	1.66%	0.45%	to	0.90%	3.58%		to	3.12%
Invesco VI Am Fran, Ser II
2015	6,514	$1.59	to	$1.49	$9,886	—	0.30%	to	0.90%	4.44%		to	3.81%
2014	7,031	$1.53	to	$1.44	$10,199	—	0.30%	to	0.90%	7.84%		to	7.20%
2013	7,041	$1.42	to	$1.34	$9,464	0.25%	0.30%	to	0.90%	39.38%		to	38.54%
2012	7,392	$1.02	to	$0.97	$7,150	—	0.30%	to	0.90%	2.34	%(8)	to	(3.28	%)(6)
Invesco VI Bal Risk Alloc, Ser II
2015	2,494	$1.01	to	$0.95	$2,385	4.68%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(11)
2013	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(0.81	%)(10)	to	(0.81	%)(10)
Invesco VI Comstock, Ser II
2015	5,513	$1.39	to	$1.31	$9,628	1.66%	0.30%	to	0.90%	(6.47%)		to	(7.03%)
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
2013	5,558	$1.37	to	$1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
2012	4,744	$1.01	to	$0.97	$5,475	1.47%	0.30%	to	0.90%	2.19	%(8)	to	17.85%
2011	5,384	$1.61	to	$0.82	$5,027	1.35%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
Invesco VI Div Divd, Ser I
2015	7,157	$1.51	to	$1.59	$11,424	1.69%	0.30%	to	0.90%	1.76%		to	1.15%
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%		to	11.82%
2013	6,183	$1.32	to	$1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
2012	5,252	$1.01	to	$1.08	$5,681	2.22%	0.30%	to	0.90%	1.57	%(8)	to	17.66%
2011	4,067	$0.92	to	$0.92	$3,734	—	0.45%	to	0.90%	(7.97	%)(5)	to	(8.25	%)(5)
Invesco VI Intl Gro, Ser II
2015	16,532	$1.18	to	$1.08	$24,088	1.29%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	14,387	$1.22	to	$1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
2012	14,623	$1.03	to	$0.96	$18,032	1.32%	0.30%	to	0.90%	4.05	%(8)	to	14.22%
2011	14,797	$1.50	to	$0.84	$15,341	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
Invesco VI Mid Cap Gro, Ser I
2015	5,135	$1.51	to	$1.42	$7,407	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	5,522	$1.39	to	$1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
2012	5,838	$1.02	to	$0.98	$5,712	—	0.30%	to	0.90%	3.11	%(8)	to	(2.32	%)(6)

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser II
2015	2,586	$1.50	to	$1.41	$3,736	—	0.30%	to	0.90%	0.74%		to	0.14%
2014	2,614	$1.49	to	$1.41	$3,740	—	0.30%	to	0.90%	7.37%		to	6.73%
2013	2,781	$1.39	to	$1.32	$3,691	0.22%	0.30%	to	0.90%	36.19%		to	35.38%
2012	2,938	$1.02	to	$0.98	$2,870	—	0.30%	to	0.90%	3.12	%(8)	to	(2.33	%)(6)
Invesco VI Tech, Ser I
2015	4,676	$1.51	to	$1.88	$10,010	—	0.30%	to	0.90%	6.49%		to	5.86%
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	3,648	$1.28	to	$1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
2012	3,634	$1.03	to	$1.30	$5,190	—	0.30%	to	0.90%	4.41	%(8)	to	10.28%
2011	3,838	$1.88	to	$1.18	$4,858	0.19%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
Ivy VIP Asset Strategy
2015	3,335	$0.95	to	$0.87	$2,956	0.36%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(11)
2013	2	$1.09	to	$1.09	$2	—	0.00%	to	0.00%	4.56	%(10)	to	4.56	%(10)
Janus Aspen Global Tech, Serv
2015	9,428	$1.58	to	$0.92	$15,266	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	9,857	$1.39	to	$0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
2012	10,992	$1.03	to	$0.61	$10,291	—	0.30%	to	0.90%	4.53	%(8)	to	18.08%
2011	13,225	$1.85	to	$0.52	$9,854	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
Janus Aspen Janus, Serv
2015	5,636	$1.57	to	$1.55	$10,592	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	6,166	$1.33	to	$1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
2012	7,021	$1.02	to	$1.04	$8,140	0.44%	0.00%	to	0.90%	0.51	%(7)	to	17.22%
2011	7,908	$1.52	to	$0.88	$7,628	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
Janus Aspen Overseas, Serv
2015	26,524	$0.98	to	$1.23	$37,183	0.50%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	32,612	$1.23	to	$1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
2012	38,990	$1.08	to	$1.38	$59,610	0.60%	0.30%	to	0.90%	8.78	%(8)	to	12.16%
2011	47,186	$1.57	to	$1.23	$62,698	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
Lazard Ret Global Dyn MA, Serv
2015	2,095	$1.09	to	$0.98	$2,072	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%		to	(1.84	%)(11)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(10)	to	4.16	%(10)
MFS Mass Inv Gro Stock, Serv Cl
2015	31,277	$0.98	to	$0.98	$30,623	0.60%	0.30%	to	0.90%	(1.85	%)(12)	to	(2.30	%)(12)
MFS New Dis, Serv Cl
2015	8,493	$1.28	to	$1.74	$20,555	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	11,566	$1.42	to	$1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
2012	12,669	$1.01	to	$1.40	$22,216	—	0.30%	to	0.90%	3.25	%(8)	to	19.81%
2011	14,969	$2.13	to	$1.17	$20,606	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
MFS Utilities, Serv Cl
2015	9,246	$1.21	to	$3.52	$22,085	3.86%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
2013	9,304	$1.26	to	$3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
2012	9,224	$1.05	to	$3.14	$24,689	6.30%	0.00%	to	0.90%	2.59	%(7)	to	12.20%
2011	9,201	$1.64	to	$2.80	$22,794	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
MS UIF Global Real Est, Cl II
2015	8,384	$1.20	to	$1.05	$11,927	2.23%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
2013	9,391	$1.08	to	$0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
2012	9,566	$1.05	to	$0.93	$10,997	0.54%	0.30%	to	0.90%	4.83	%(8)	to	28.78%
2011	9,999	$1.79	to	$0.73	$8,639	3.38%	0.45%	to	0.90%	(10.56%)		to	(10.96%)

80	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Mid Cap Gro, Cl II
2015	3,874	$1.38	to	$1.48	$6,997	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	4,743	$1.44	to	$1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
2012	5,694	$1.05	to	$1.16	$7,767	—	0.00%	to	0.90%	0.57	%(7)	to	7.51%
2011	7,498	$2.04	to	$1.08	$9,144	0.25%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	514	$0.94	to	$0.93	$478	—	0.00%	to	0.90%	(5.06%)		to	(5.91%)
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(11)	to	(1.64	%)(11)
Oppen Global VA, Serv
2015	8,417	$1.48	to	$1.76	$16,293	1.08%	0.00%	to	0.90%	3.67%		to	2.74%
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	6,710	$1.40	to	$1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
2012	5,222	$1.10	to	$1.35	$7,555	1.95%	0.00%	to	0.90%	7.07	%(7)	to	19.86%
2011	5,562	$1.60	to	$1.12	$6,607	0.99%	0.45%	to	0.90%	(8.94%)		to	(9.35%)
Oppen Global Strategic Inc VA, Srv
2015	32,055	$1.01	to	$1.42	$45,707	5.48%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
2013	37,230	$1.01	to	$1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(10)	to	(1.26%)
2012	42,610	$1.02	to	$1.46	$63,129	5.63%	0.30%	to	0.90%	1.71	%(8)	to	12.13%
2011	43,973	$1.36	to	$1.30	$57,862	2.81%	0.45%	to	0.90%	0.20%		to	(0.25%)
Oppen Main St Sm Cap VA, Serv
2015	6,894	$1.55	to	$1.93	$15,265	0.64%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	5,792	$1.47	to	$1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
2012	4,577	$1.05	to	$1.35	$6,639	0.33%	0.00%	to	0.90%	1.22	%(7)	to	16.61%
2011	4,516	$1.83	to	$1.15	$5,507	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
PIMCO VIT All Asset, Advisor Cl
2015	13,719	$0.95	to	$1.21	$17,569	2.95%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	23,218	$1.04	to	$1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
2012	26,343	$1.04	to	$1.36	$38,027	5.12%	0.00%	to	0.90%	1.87	%(7)	to	13.78%
2011	22,417	$1.44	to	$1.19	$28,097	7.70%	0.45%	to	0.90%	1.47%		to	1.01%
PIMCO VIT Tot Return, Advisor Cl
2015	1,219	$1.04	to	$1.01	$1,240	5.65%	0.00%	to	0.90%	0.01%		to	(0.89%)
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%		to	0.91	%(11)
2013	10	$1.00	to	$1.00	$12	5.28%	0.00%	to	0.00%	(0.59	%)(10)	to	(0.59	%)(10)
Put VT Global Hlth Care, Cl IB
2015	9,324	$1.94	to	$2.83	$26,289	6.84%	0.30%	to	0.90%	7.46%		to	6.82%
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%		to	26.50%
2013	4,518	$1.42	to	$2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
2012	2,842	$1.00	to	$1.49	$4,269	1.26%	0.30%	to	0.90%	1.44	%(8)	to	21.17%
2011	2,876	$1.27	to	$1.23	$3,558	3.35%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
Put VT Intl Eq, Cl IB
2015	2,896	$1.24	to	$1.56	$4,771	1.10%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	2,015	$1.34	to	$1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
2012	1,868	$1.05	to	$1.34	$2,518	2.17%	0.30%	to	0.90%	5.54	%(8)	to	20.82%
2011	1,936	$1.28	to	$1.11	$2,154	3.31%	0.45%	to	0.90%	(17.31%)		to	(17.68%)
Put VT Multi-Cap Gro, Cl IB
2015	4,260	$1.56	to	$1.85	$7,971	1.67%	0.30%	to	0.90%	(0.59%)		to	(1.18%)
2014	4,347	$1.57	to	$1.87	$8,250	0.32%	0.30%	to	0.90%	13.15%		to	12.47%
2013	4,473	$1.39	to	$1.66	$7,529	0.50%	0.30%	to	0.90%	36.03%		to	35.22%
2012	4,647	$1.02	to	$1.23	$5,764	0.24%	0.30%	to	0.90%	3.17	%(8)	to	15.71%
2011	5,328	$1.07	to	$1.06	$5,687	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
VanEck VIP Global Gold, Cl S
2015	1,044	$0.61	to	$0.57	$603	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(11)
2013	3	$0.86	to	$0.86	$3	—	0.00%	to	0.00%	(13.73	%)(10)	to	(13.73	%)(10)

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2015	124,746	$1.31	to	$1.49	$181,784	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	90,121	$1.25	to	$1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	62,709	$1.04	to	$1.21	$76,361	—	0.00%	to	0.90%	1.55	%(7)	to	12.68%
2011	52,490	$1.09	to	$1.08	$56,645	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
VP Aggr, Cl 4
2015	222,489	$1.27	to	$1.50	$331,221	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
2013	230,663	$1.22	to	$1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
2012	209,766	$1.02	to	$1.22	$255,690	—	0.30%	to	0.90%	2.50	%(8)	to	12.66%
2011	227,782	$1.09	to	$1.08	$246,147	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
VP BR Gl Infl Prot Sec, Cl 3
2015	8,421	$1.02	to	$1.32	$10,811	37.07%	0.30%	to	0.90%	(1.78%)		to	(2.38%)
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	11,128	$0.95	to	$1.26	$13,746	—	0.30%	to	0.90%	(5.76%)		to	(6.33%)
2012	15,109	$1.01	to	$1.34	$19,996	4.35%	0.30%	to	0.90%	1.44	%(8)	to	4.66%
2011	15,016	$1.22	to	$1.28	$19,013	7.19%	0.45%	to	0.90%	9.54%		to	9.04%
VP Conserv, Cl 2
2015	12,778	$1.09	to	$1.19	$15,157	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	15,876	$1.05	to	$1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	23,433	$1.02	to	$1.14	$26,668	—	0.00%	to	0.90%	1.22	%(7)	to	6.30%
2011	15,302	$1.08	to	$1.07	$16,391	—	0.45%	to	0.90%	2.77%		to	2.31%
VP Conserv, Cl 4
2015	18,600	$1.07	to	$1.19	$22,196	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
2013	28,683	$1.03	to	$1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
2012	49,987	$1.01	to	$1.14	$57,008	—	0.30%	to	0.90%	0.82	%(8)	to	6.30%
2011	43,642	$1.08	to	$1.07	$46,745	—	0.45%	to	0.90%	2.77%		to	2.31%
VP Mod, Cl 2
2015	242,400	$1.20	to	$1.35	$325,206	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	232,254	$1.15	to	$1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	210,976	$1.03	to	$1.19	$252,677	—	0.00%	to	0.90%	1.49	%(7)	to	9.87%
2011	153,549	$1.10	to	$1.09	$167,217	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
VP Mod, Cl 4
2015	477,669	$1.17	to	$1.35	$647,973	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
2013	553,534	$1.12	to	$1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
2012	589,697	$1.01	to	$1.20	$707,076	—	0.30%	to	0.90%	1.70	%(8)	to	9.86%
2011	586,390	$1.10	to	$1.09	$639,064	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
VP Mod Aggr, Cl 2
2015	337,001	$1.25	to	$1.42	$468,274	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	273,392	$1.20	to	$1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
2012	202,457	$1.03	to	$1.21	$244,952	—	0.00%	to	0.90%	1.48	%(7)	to	11.23%
2011	159,796	$1.09	to	$1.09	$173,838	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
VP Mod Aggr, Cl 4
2015	748,667	$1.22	to	$1.43	$1,063,929	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	797,385	$1.17	to	$1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
2012	797,347	$1.01	to	$1.21	$967,114	—	0.30%	to	0.90%	2.09	%(8)	to	11.20%
2011	847,281	$1.10	to	$1.09	$923,094	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
VP Mod Conserv, Cl 2
2015	39,242	$1.14	to	$1.27	$50,023	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	51,404	$1.09	to	$1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
2012	56,776	$1.02	to	$1.16	$66,316	—	0.00%	to	0.90%	1.27	%(7)	to	7.77%
2011	41,194	$1.09	to	$1.08	$44,571	—	0.45%	to	0.90%	1.41%		to	0.94%

82	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 4
2015	60,936	$1.12	to	$1.27	$77,811	—	0.30%	to	0.90%	(0.59%)		to	(1.20%)
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	91,216	$1.08	to	$1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
2012	124,926	$1.01	to	$1.17	$146,277	—	0.30%	to	0.90%	1.22	%(8)	to	7.84%
2011	111,222	$1.09	to	$1.08	$120,576	—	0.45%	to	0.90%	1.50%		to	1.03%
VP Multi-Mgr Div Inc, Cl 2
2015	200	$0.99	to	$0.97	$195	3.57%	0.00%	to	0.90%	(0.92%)		to	(1.81%)
2014	85	$0.99	to	$0.99	$85	1.08%	0.00%	to	0.90%	(0.66	%)(11)	to	(1.12	%)(11)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	523	$0.98	to	$0.97	$508	3.68%	0.00%	to	0.90%	(1.48%)		to	(2.37%)
2014	198	$1.00	to	$0.99	$196	2.10%	0.00%	to	0.90%	(0.55	%)(11)	to	(1.02	%)(11)
VP Ptnrs Sm Cap Val, Cl 3
2015	6,411	$1.28	to	$2.26	$13,540	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	7,409	$1.39	to	$2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
2012	8,282	$1.03	to	$1.86	$15,519	—	0.30%	to	0.90%	4.56	%(8)	to	12.49%
2011	9,036	$1.76	to	$1.66	$15,032	—	0.45%	to	0.90%	(4.88%)		to	(5.32%)
VP MFS Blended Res Core Eq, Cl 3
2015	3,492	$1.42	to	$1.25	$5,641	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	4,117	$1.27	to	$1.13	$5,650	—	0.30%	to	0.90%	28.02%		to	27.24%
2012	3,922	$0.99	to	$0.89	$3,983	—	0.30%	to	0.90%	(0.14	%)(8)	to	9.68%
2011	4,095	$1.56	to	$0.81	$3,678	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
VP Vty Sycamore Estb Val, Cl 3
2015	2,511	$1.53	to	$1.95	$5,667	—	0.30%	to	0.90%	(0.14%)		to	(0.74%)
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	1,505	$1.37	to	$1.77	$3,025	—	0.30%	to	0.90%	35.46%		to	34.65%
2012	1,180	$1.01	to	$1.32	$1,713	—	0.30%	to	0.90%	2.21	%(8)	to	15.96%
2011	1,127	$1.66	to	$1.13	$1,385	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
Wanger Intl
2015	40,569	$1.19	to	$2.05	$85,635	1.44%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	44,370	$1.25	to	$2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%
2012	45,976	$1.03	to	$1.80	$86,186	1.20%	0.30%	to	0.90%	3.50	%(8)	to	20.47%
2011	52,283	$1.71	to	$1.49	$80,510	4.78%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
Wanger USA
2015	33,872	$1.44	to	$3.13	$94,274	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	37,086	$1.39	to	$3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%		to	32.55%
2012	39,111	$1.04	to	$2.31	$88,336	0.31%	0.30%	to	0.90%	6.00	%(8)	to	18.93%
2011	43,104	$1.79	to	$1.94	$82,257	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
WF VT Index Asset Alloc, Cl 2
2015	4,767	$1.42	to	$2.13	$7,840	1.04%	0.30%	to	0.90%	0.95%		to	0.34%
2014	4,558	$1.40	to	$2.12	$8,151	1.53%	0.30%	to	0.90%	17.71%		to	17.00%
2013	3,689	$1.19	to	$1.81	$6,161	1.67%	0.30%	to	0.90%	19.27%		to	18.56%
2012	3,140	$1.00	to	$1.53	$4,800	1.46%	0.30%	to	0.90%	0.84	%(8)	to	12.02%
2011	3,112	$1.36	to	$1.36	$4,247	3.23%	0.90%	to	0.90%	5.53%		to	5.53%
WF VT Intl Eq, Cl 2
2015	13,122	$1.21	to	$1.62	$21,579	3.98%	0.30%	to	0.90%	1.50%		to	0.89%
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	13,239	$1.26	to	$1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%		to	18.45%
2012	14,623	$1.06	to	$1.45	$21,366	1.31%	0.30%	to	0.90%	6.62	%(8)	to	12.46%
2011	17,393	$1.30	to	$1.29	$22,492	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT	83

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Opp, Cl 2
2015	5,830	$1.49	to	$2.36	$14,035	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	7,367	$1.39	to	$2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	8,359	$1.06	to	$1.73	$15,066	0.09%	0.00%	to	0.90%	2.93	%(7)	to	14.48%
2011	10,887	$1.81	to	$1.51	$17,056	0.06%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
WF VT Sm Cap Gro, Cl 2
2015	6,422	$1.42	to	$2.60	$15,861	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	5,586	$1.49	to	$2.78	$15,713	—	0.00%	to	0.90%	50.23%		to	48.88%
2012	5,320	$0.99	to	$1.87	$10,252	—	0.00%	to	0.90%	(3.90	%)(7)	to	6.90%
2011	5,886	$2.05	to	$1.75	$10,511	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on Sept. 12, 2012.
(8)	New subaccount operations commenced on Nov. 2, 2012.
(9)	New subaccount operations commenced on April 26, 2013.
(10)	New subaccount operations commenced on Oct. 21, 2013.
(11)	New subaccount operations commenced on June 30, 2014.
(12)	New subaccount operations commenced on March 27, 2015.

84	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2015 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 25, 2016

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $20,886; 2014, $21,354)	$21,772	$23,243
Common stocks, at fair value (cost: 2015 and 2014, $2)	7	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2015, $19; 2014, $23)	3,211	3,298
Policy loans	823	805
Other investments	998	987
Total investments	26,811	28,340
Cash and cash equivalents	370	307
Reinsurance recoverables	2,415	2,268
Other receivables	255	206
Accrued investment income	244	255
Deferred acquisition costs	2,688	2,576
Other assets	4,569	5,006
Separate account assets	76,004	79,178
Total assets	$113,356	$118,136

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,029	$29,805
Short-term borrowings	200	200
Other liabilities	4,058	4,650
Separate account liabilities	76,004	79,178
Total liabilities	109,291	113,833
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,465	2,464
Retained earnings	1,202	1,107
Accumulated other comprehensive income, net of tax	395	729
Total shareholder’s equity	4,065	4,303
Total liabilities and shareholder’s equity	$113,356	$118,136

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2015	2014	2013
Revenues
Premiums	$406	$423	$430
Net investment income	1,218	1,294	1,411
Policy and contract charges	1,880	1,821	1,725
Other revenues	422	390	359
Net realized investment gains	4	38	3
Total revenues	3,930	3,966	3,928

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,213	1,046	1,172
Interest credited to fixed accounts	668	713	806
Amortization of deferred acquisition costs	273	293	141
Other insurance and operating expenses	736	740	746
Total benefits and expenses	2,890	2,792	2,865
Pretax income	1,040	1,174	1,063
Income tax provision	145	209	221
Net income	$895	$965	$842

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(8)	$(6)	$(11)
Portion of loss recognized in other comprehensive income (before taxes)	1	1	5
Net impairment losses recognized in net realized investment gains	$(7)	$(5)	$(6)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2015	2014	2013

Net income	$895	$965	$842
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(338)	74	(588)
Net unrealized gains on derivatives	4	5	4
Total other comprehensive income (loss), net of tax	(334)	79	(584)
Total comprehensive income	$561	$1,044	$258

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$3	$2,462	$1,000	$1,234	$4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014	3	2,464	1,107	729	4,303
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)
Balances at December 31, 2015	$3	$2,465	$1,202	$395	$4,065

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$895	$965	$842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	18	8	(20)
Deferred income tax expense (benefit)	(91)	209	(76)
Contractholder and policyholder charges, non-cash	(334)	(329)	(322)
Loss from equity method investments	18	24	12
Net realized investment gains	(13)	(45)	(9)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	9	7	6
Changes in operating assets and liabilities:
Deferred acquisition costs	(2)	33	(128)
Policyholder account balances, future policy benefits and claims	703	1,375	(1,053)
Derivatives, net of collateral	69	(894)	1,733
Reinsurance recoverables	(132)	(107)	(121)
Other receivables	(9)	(4)	4
Accrued investment income	11	20	16
Other, net	407	(357)	132
Net cash provided by operating activities	1,549	905	1,016

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	158	309	171
Maturities, sinking fund payments and calls	2,589	2,848	3,682
Purchases	(2,279)	(1,589)	(3,672)
Proceeds from maturities and repayments of mortgage loans	618	562	696
Funding of mortgage loans	(523)	(523)	(619)
Proceeds from sales and collections of other investments	115	140	119
Purchase of other investments	(158)	(304)	(235)
Purchase of land, buildings, equipment and software	(11)	(8)	(8)
Change in policy loans, net	(18)	(32)	(21)
Advance on line of credit to Ameriprise Financial, Inc.	—	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	—	15	—
Other, net	4	5	49
Net cash provided by investing activities	495	1,408	162

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,061	2,042	2,158
Net transfers to separate accounts	(171)	(216)	(116)
Surrenders and other benefits	(2,714)	(2,440)	(1,994)
Change in short-term borrowings, net	(1)	(301)	(2)
Proceeds from line of credit with Ameriprise Financial, Inc.	6	56	94
Payments on line of credit with Ameriprise Financial, Inc.	(6)	(206)	(94)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	16	13	—
Cash paid for purchased options with deferred premiums	(373)	(399)	(417)
Cash dividends to Ameriprise Financial, Inc.	(800)	(900)	(800)
Net cash used in financing activities	(1,981)	(2,350)	(1,170)
Net increase (decrease) in cash and cash equivalents	63	(37)	8
Cash and cash equivalents at beginning of period	307	344	336
Cash and cash equivalents at end of period	$370	$307	$344

Supplemental Disclosures:
Income taxes paid (received), net	$(57)	$471	$94
Interest paid on borrowings	1	1	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	45	38	96

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned. The discount for residential mortgage loans is accreted straight-line over the remaining life of the loans.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

RiverSource Life Insurance Company

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which

RiverSource Life Insurance Company

risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2015 and 2014, land, buildings, equipment and software were $153 million and $159 million, respectively, net of accumulated depreciation of $129 million and $122 million, respectively. Depreciation and amortization expense for the years ended December 31, 2015, 2014 and 2013 was $15 million, $15 million and $16 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs

RiverSource Life Insurance Company

based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options. Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality,

RiverSource Life Insurance Company

persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported health insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and health insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 12 and Note 16 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net

RiverSource Life Insurance Company

investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The Company did not elect the proportional amortization method.

Future Adoption of New Accounting Standards

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Interest — Imputation of Interest

In April 2015, the FASB updated the accounting standards related to debt issuance costs. The update requires that debt issuance costs be presented on the balance sheet as a direct deduction from the carrying amount of debt. The update does not impact the measurement or recognition of debt issuance costs. In August 2015, the FASB updated the guidance to allow companies to make a policy election to exclude debt issuance costs for line-of-credit arrangements from the standard. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard is to be applied on a retrospective basis to all periods presented. Early adoption of the standard is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

RiverSource Life Insurance Company

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $517 million and $504 million as of December 31, 2015 and 2014, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information about these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $862 million and $1.2 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $408 million and $689 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2015 and 2014, fixed maturity securities comprised approximately 81% and 82%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized

RiverSource Life Insurance Company

Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $1.1 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,661	$4,806	22%	$5,111	$5,374	23%
AA	1,010	1,185	5	967	1,158	5
A	3,749	4,101	19	4,452	5,062	22
BBB	9,964	10,278	47	9,328	10,165	44
Below investment grade	1,502	1,402	7	1,496	1,484	6
Total fixed maturities	$20,886	$21,772	100%	$21,354	$23,243	100%

At December 31, 2015 and 2014, approximately 47% and 46%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

	December 31, 2014
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$33	$54	$87
Credit losses for which an other-than-temporary impairment was not previously recognized	—	1	2
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	4
Reductions for securities sold during the period (realized)	—	(22)	(39)
Ending balance	$33	$33	$54

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Gross realized investment gains	$30	$51	$11
Gross realized investment losses	(17)	(6)	—
Other-than-temporary impairments	(7)	(5)	(6)
Total	$6	$40	$5

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$882	$893
Due after one year through five years	5,419	5,731
Due after five years through 10 years	5,062	5,046
Due after 10 years	3,679	4,115
	15,042	15,785
Residential mortgage backed securities	3,015	3,075
Commercial mortgage backed securities	2,081	2,136
Asset backed securities	748	776
Common stocks	2	7
Total	$20,888	$21,779

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$1,034	$1,112	$1,205
Mortgage loans	177	183	202
Other investments	33	29	37
	1,244	1,324	1,444
Less: investment expenses	26	30	33
Total	$1,218	$1,294	$1,411

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$6	$40	$5
Mortgage loans	—	—	(1)
Other investments	(2)	(2)	(1)
Total	$4	$38	$3

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans and syndicated loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$28	$28	$30
Charge-offs	(4)	(2)	(2)
Provisions	1	2	—
Ending balance	$25	$28	$28

Individually evaluated for impairment	$4	$9	$8
Collectively evaluated for impairment	21	19	20

The recorded investment in commercial and residential mortgage loans and syndicated loans by impairment method was as follows:

	December 31,
	2015	2014
Individually evaluated for impairment	$25	$32
Collectively evaluated for impairment	3,657	3,740
Total	$3,682	$3,772

As of December 31, 2015 and 2014, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $4 million, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company purchased $106 million, $180 million and $158 million, respectively, and sold $15 million, $13 million and $2 million, respectively, consisting primarily of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million and $10 million as of December 31, 2015 and 2014, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
South Atlantic	$746	$710	28%	27%
Pacific	709	673	27	26
Mountain	242	236	9	9
West North Central	217	223	8	8
East North Central	208	237	8	9
Middle Atlantic	203	210	8	8
West South Central	128	151	5	6
New England	115	130	4	5
East South Central	68	62	3	2

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Retail	$947	$956	36%	36%
Office	522	535	20	20
Apartments	473	473	18	18
Industrial	444	447	17	17
Mixed use	35	46	1	2
Hotel	34	32	1	1
Other	181	143	7	6

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2015 and 2014 was $594 million and $689 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2015 and 2014, no allowance for loan losses was recorded.

Residential mortgage loans are presented net of unamortized discount of $21 million and $34 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, approximately 4% and 5%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2015 and 2014, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% of the portfolio as of both December 31, 2015 and 2014. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2015 and 2014 was $452 million and $451 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2015 and 2014 were $5 million and $3 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2015, 2014 and 2013. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2015, 2014 and 2013. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$2,576	$2,633	$2,373
Capitalization of acquisition costs	275	260	269
Amortization, excluding the impact of valuation assumptions review	(267)	(286)	(219)
Amortization, impact of valuation assumptions review	(6)	(7)	78
Impact of change in net unrealized securities losses (gains)	110	(24)	132
Balance at December 31	$2,688	$2,576	$2,633

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$361	$409	$404
Capitalization of sales inducement costs	4	5	5
Amortization, excluding the impact of valuation assumptions review	(52)	(52)	(48)
Amortization, impact of valuation assumptions review	1	(2)	25
Impact of change in net unrealized securities losses	20	1	23
Balance at December 31	$334	$361	$409

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual fixed and variable universal life insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $196.3 billion and $195.5 billion, respectively, of which $144.2 billion and $143.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Direct premiums	$629	$645	$650
Reinsurance ceded	(223)	(222)	(220)
Net premiums	$406	$423	$430

Policy and contract charges are presented on the Consolidated Statements of Income net of $107 million, $94 million and $87 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $287 million, $253 million and $226 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $1.9 billion and $1.8 billion related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $551 million and $575 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Company

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2015	2014
Policyholder account balances
Fixed annuities	$11,239	$12,700
Variable annuity fixed sub-accounts	4,912	4,860
VUL/UL insurance	2,897	2,856
IUL insurance	808	534
Other life insurance	794	840
Total policyholder account balances	20,650	21,790
Future policy benefits
Variable annuity GMWB	1,057	693
Variable annuity GMAB	—	(41	)(1)
Other annuity liabilities	31	115
Fixed annuities life contingent liabilities	1,501	1,511
EIA	27	29
Life, DI and LTC insurance	5,112	5,106
VUL/UL and other life insurance additional liabilities	452	437
Total future policy benefits	8,180	7,850
Policy claims and other policyholders’ funds	199	165
Total policyholder account balances, future policy benefits and claims	$29,029	$29,805

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Company

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2015	2014
Variable annuity	$69,333	$72,125
VUL insurance	6,637	7,016
Other insurance	34	37
Total	$76,004	$79,178

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$54,716	$52,871	$297	65	$55,378	$53,565	$24	64
Five/six-year reset	9,307	6,731	78	65	10,360	7,821	28	64
One-year ratchet	6,747	6,379	266	67	7,392	7,006	39	66
Five-year ratchet	1,613	1,556	20	63	1,773	1,717	2	63
Other	887	869	82	71	959	941	38	70
Total — GMDB	$73,270	$68,406	$743	65	$75,862	$71,050	$131	64
GGU death benefit	$1,056	$1,004	$113	67	$1,072	$1,019	$123	67
GMIB	$270	$251	$17	68	$343	$321	$9	67
GMWB:
GMWB	$3,118	$3,109	$2	69	$3,671	$3,659	$1	68
GMWB for life	37,301	37,179	330	66	36,843	36,735	95	65
Total — GMWB	$40,419	$40,288	$332	66	$40,514	$40,394	$96	65
GMAB	$4,018	$4,006	$31	58	$4,247	$4,234	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,601	63	$6,076	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$4	$9	$799	$103	$155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	$14	$8	$1,057	$—	$332

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Company

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2015	2014
Mutual funds:
Equity	$39,806	$41,403
Bond	23,700	25,060
Other	5,241	4,490
Total mutual funds	$68,747	$70,953

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2015 and 2014.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2015 and 2014, the Company had pledged $30 million and $18 million, respectively, of agency residential mortgage backed securities and $22 million and $34 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month as of December 31, 2015 and less than four months as of December 31, 2014. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2015 and 2014 was 0.5% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $290 million and $298 million at December 31, 2015 and 2014, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $150 million. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2015 and less than two months as of December 31, 2014. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2015 and 2014 was 0.5% and 0.3%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Company

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets	—	76,004	—	76,004
Total assets at fair value	$148	$100,084	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(1)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(2)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)	The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Company

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(1)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(2)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive loss	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015 included in:
Net investment income	$(1)	$—	$—	$1	$—	$—

(1)	Included in net investment income in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(1)	105	(2)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015 included in:
Benefits, claims, losses and settlement expenses	$—		$127		$127
Interest credited to fixed accounts	27		—		27

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive loss	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $74 million, $124 million and $(168) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Company

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL

RiverSource Life Insurance Company

embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities	360	—	360	—	360

	December 31, 2014
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

RiverSource Life Insurance Company

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $311 million, $295 million and $268 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $162 million, $158 million and $145 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $41 million, $40 million and $38 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $437 million, $431 million and $465 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Cash dividends paid to Ameriprise Financial	$800	$900	$800
Cash dividends received from RiverSource Life of NY	25	24	25
Cash dividend received from RTA	—	30	—

On February 11, 2016, the Company’s board of directors declared a cash dividend of $400 million to Ameriprise Financial, payable on or after March 1, 2016, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2015, 2014 and 2013, RiverSource Life Insurance Company made cash contributions to RTA of nil, $15 million and $30 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $88 million and $289 million at December 31, 2015 and 2014, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $954 million and $638 million as of December 31, 2015 and 2014, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.7 billion and $3.3 billion at December 31, 2015 and 2014, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Statutory net gain from operations(1)	$1,033	$1,412	$1,633
Statutory net income(1)	633	1,154	1,337

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million at both December 31, 2015 and 2014, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in millions)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$62,591	$1,882	$948	$61,839	$1,955	$1,136
Equity contracts	69,009	1,569	1,975	68,563	1,993	2,662
Credit contracts	600	2	—	616	—	—
Foreign exchange contracts	4,155	55	17	1,957	29	2
Other contracts	2,150	—	—	1,188	—	11
Total non-designated hedges	138,505	3,508	2,940	134,163	3,977	3,811
Embedded derivatives
GMWB and GMAB(3)	N/A	—	851	N/A	—	479
IUL	N/A	—	364	N/A	—	242
EIA	N/A	—	5	N/A	—	6
Total embedded derivatives	N/A	—	1,220	N/A	—	727
Total derivatives	$138,505	$3,508	$4,160	$134,163	$3,977	$4,538

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $323 million and $435 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $193 million and $151 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Operations:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)
Year Ended December 31, 2013
Interest rate contracts	$—	$—	$(742)
Equity contracts	—	14	(1,084)
Credit contracts	—	—	6
Foreign exchange contracts	—	—	26
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	1,408
IUL embedded derivatives	—	(16)	—
EIA embedded derivatives	—	(3)	—
Total loss	$—	$(5)	$(409)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2016	$312	$75
2017	254	75
2018	201	124
2019	245	126
2020	178	58
2021-2026	543	172
Total	$1,733	$630

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2015, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2015, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2015 and 2014, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2015, 2014 and 2013, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is three years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $243 million and $367 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $243 million and $367 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil for both periods.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of other comprehensive income (loss) (“OCI”):

(in millions)	Year Ended December 31, 2015
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

(in millions)	Year Ended December 31, 2014
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(in millions)	Year Ended December 31, 2013
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period (1)	$(1,382)	$478	$(904)
Reclassification of net securities gains included in net income(2)	(5)	2	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	490	(171)	319
Net unrealized securities losses	(897)	309	(588)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(891)	$307	$(584)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2013	$1,255	$(21)	$1,234
OCI before reclassifications	(585)	—	(585)
Amounts reclassified from AOCI	(3)	4	1
Total OCI	(588)	4	(584)
Balance, December 31, 2013	667 (1)	(17)	650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	$403 (1)	$(8)	$395

(1)

Includes $2 million, $2 million and $7 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Current income tax
Federal	$234	$2	$295
State	2	(2)	2
Total current income tax	236	—	297
Deferred income tax
Federal	(91)	202	(65)
State	—	7	(11)
Total deferred income tax	(91)	209	(76)
Total income tax provision	$145	$209	$221

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(14.0)	(10.4)	(9.6)
Low income housing tax credits	(6.1)	(4.7)	(5.0)
Foreign tax credit, net of addback	—	(1.0)	(0.9)
State taxes, net of federal benefit	—	0.3	(0.5)
Taxes applicable to prior years	—	(0.4)	—
Other, net	(0.9)	(1.0)	1.8
Income tax provision	14.0%	17.8%	20.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income. The decrease in the effective tax rate for the year ended December 31, 2014 compared to 2013 was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,357	$1,259
Investment related	55	46
State net operating losses	—	7
Other	15	9
Gross deferred income tax assets	1,427	1,321
Less: valuation allowance	8	8
Total deferred income tax assets	1,419	1,313
Deferred income tax liabilities
Deferred acquisition costs	709	717
Net unrealized gains on Available-for-Sale securities	217	400
Deferred sales inducement costs	125	128
Depreciation	23	—
Other	3	—
Gross deferred income tax liabilities	1,077	1,245
Net deferred income tax assets	$342	$68

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2016. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2015	2014	2013
Balance at January 1	$160	$144	$65
Additions based on tax positions related to the current year	11	13	18
Additions for tax positions of prior years	29	21	61
Reductions for tax positions of prior years	(105)	(18)	—
Balance at December 31	$95	$160	$144

If recognized, approximately $9 million, $7 million and $23 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $80 million to $90 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $1 million, $4 million, and $6 million in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $41 million and $40 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009 remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2015	2014
Commercial mortgage loans	$73	$43
Residential mortgage loans	447	491
Affordable housing partnerships	117	124
Total funding commitments	$637	$658

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2015 and 2014, the estimated liability was $13 million and $14 million, respectively, and the related premium tax asset was $12 million at both December 31, 2015 and 2014. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2016 RiverSource Life Insurance Company. All rights reserved.

S-6199 CA (5/16)